                                               File Nos. 33-23351, 811-5626
                                                     Filed under Rule 497(c)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                               GOLDENSELECT DVA                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Wilming-ton, Delaware

                      DEFERRED VARIABLE ANNUITY PROSPECTUS

                                GOLDENSELECT DVA

--------------------------------------------------------------------------------

This prospectus describes group and individual deferred variable annuity contracts (the "contract") offered by Golden American Life Insurance Company ("Golden American" "we" "our" or "us"). The owner ("you" or "your") purchases the contract with an initial premium and is permitted to make additional premium payments.

The contract is funded by Separate Account B ("Account B").

Twenty-four divisions of Account B are currently available under the contract. The investments available through the divisions of Account B include mutual fund portfolios (the "Series") of The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust") and the PIMCO Variable Insurance Trust (the "PIMCO Trust").

This prospectus describes the contract and provides background information regarding Account B. The prospectuses for the GCG Trust, the ESS Trust and the PIMCO Trust (individually "a Trust," and collectively, "the Trusts"), which must accompany this prospectus, provide information regarding investment activ-ities and policies of the Trusts.

You may allocate your premiums among the twenty-four divisions currently avail-able under the contract in any way you choose, subject to certain restrictions. You may change the allocation of your accumulation value up to twelve times per contract year free of charge.

You may surrender the contract for its cash surrender value at any time before the annuity commencement date provided the annuitant and owner are living. The cash surrender value will vary daily with the investment results of the contract. We do not guarantee any minimum cash surrender value. You may make partial withdrawals under the contract, subject to certain restrictions.

We will pay a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary.

This prospectus describes your principal rights and limitations and sets forth the information concerning Accounts that investors should know before invest-ing. A Statement of Additional Information dated May 1, 1998 relating to Account B has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a copy of this document call or write our Customer Service Center. The Table of Contents of the State-ment of Additional Information may be found on the last page of this prospec-tus. The Statement of Additional Information is incorporated herein by refer-ence.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTRACTS AND UNDERLYING SERIES SHARES WHICH FUND THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE GCG TRUST, ESS TRUST AND THE PIMCO TRUST.

ISSUED BY:            DISTRIBUTED BY:            ADMINISTERED AT:
Golden American Life  Directed Services, Inc.    Customer Service Center
Insurance Company     Wilmington, Delaware 19801 Mailing Address:
                                                 P.O. Box 8794
                                                 Wilmington, Delaware 19899-8794
                                                 1-800-366-0066

                         PROSPECTUS DATED: MAY 1, 1998

 TABLE OF CONTENTS

                                                                            PAGE
DEFINITION OF TERMS........................................................   3
FEE TABLE..................................................................   4
SUMMARY OF THE CONTRACT....................................................   8
CONDENSED FINANCIAL INFORMATION............................................  11
 Index of Investment Experience
 Financial Statements
 Performance Related Information
INTRODUCTION...............................................................  13
FACTS ABOUT THE COMPANY AND ACCOUNT B......................................  13
 Golden American
 Separate Account B
 Account B Divisions
 The Trusts
 Changes Within Account B
FACTS ABOUT THE CONTRACT...................................................  20
 The Owner
 The Annuitant
 The Beneficiary
 Change of Owner or Beneficiary
 Availability of the Contract
 Types of Contracts
 Your Right to Select or Change Contract Options
 Premiums
 Making Additional Premium Payments
 Crediting Premium Payments
 Restrictions on Allocation of Premium Payments
 Your Right to Reallocate
 Dollar Cost Averaging Option
 What Happens if a Division is Not Available
 Your Accumulation Value
 Accumulation Value in Each Division
 Measurement of Investment Experience
 Cash Surrender Value
 Surrendering to Receive the Cash Surrender Value
 Partial Withdrawals
 Proceeds Payable to the Beneficiary
 Reports to Owners
 When We Make Payments

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                                                            PAGE
CHARGES AND FEES...........................................................  28
 Charge Deduction Division
 Charges Deducted from the Accumulation Value
 Charges Deducted from the Divisions
 Trust Expenses
CHOOSING AN INCOME PLAN....................................................  30
 The Income Plan
 Annuity Commencement Date Selection
 Frequency Selection
 The Annuity Options
 Payment When Named Person Dies
OTHER INFORMATION..........................................................  32
 Other Contract Provisions
 Contract Changes -- Applicable Tax Law
 Your Right to Cancel or Exchange Your Contract
 Other Contract Changes
 Group or Sponsored Arrangements
 Selling the Contract
 Reinsurance
REGULATORY INFORMATION.....................................................  33
 Voting Rights
 State Regulation
 Legal Proceedings
 Legal Matters
 Experts
FEDERAL TAX CONSIDERATIONS.................................................  34
 Introduction
 Golden American Tax Status
 Taxation of Non-Qualified Annuities
 Taxation of Individual Retirement Annuities
ADDITIONAL CONSIDERATIONS..................................................  38
 Distribution-at-Death Rules
 Taxation of Death Benefit Proceeds
 Transfer of Annuity Contracts
 (S)1035 Exchanges
 Assignments
 Multiple Contracts Rule
STATEMENT OF ADDITIONAL INFORMATION........................................  40
 Table of Contents

 DEFINITION OF TERMS

ACCOUNT
Separate Account B.

ACCUMULATION VALUE
The amount that the contract provides for investment at any time. Initially, this amount is equal to the premium paid. Thereafter, the accumulation value will reflect the premiums paid, investment experience, charges deducted and partial withdrawals taken.

ANNUITANT
The person designated by the owner to receive the annuity payments and whose death initiates payment of the death benefit.

ANNUITY COMMENCEMENT DATE
The date on which annuity payments begin.

ANNUITY OPTIONS
Options the owner selects that determine the form and amount of annuity payments.

ANNUITY PAYMENT
The periodic payment an annuitant receives. It may be either a fixed or a vari-able amount based on the annuity option chosen.

ATTAINED AGE
The issue age of the annuitant plus the number of full years elapsed since the contract date.

BENEFICIARY
The person designated to receive benefits in the case of the death of the annu-itant (when there is no contingent annuitant) or owner.

BUSINESS DAY
Any day the New York Stock Exchange ("NYSE") is open for trading, exclusive of Federal holidays, or any other day on which the SEC requires that mutual funds, unit investment trusts or other investment portfolios be valued.

CASH SURRENDER VALUE
The amount the owner receives if the owner surrenders the contract.

CHARGE DEDUCTION DIVISION
The Liquid Asset Division, which is the division from which all charges are deducted if so designated on the application or enrollment form, or later elected by the owner.

CONTINGENT ANNUITANT
The person designated by the owner who, upon the annuitant's death prior to the annuity commencement date, becomes the annuitant.

CONTRACT
The entire contract consisting of the basic contract, the application or enrollment form and any riders or endorsements.

CONTRACT ANNIVERSARY
The anniversary of the contract date.

CONTRACT DATE
The date on which we have received the initial premium and upon which we begin determining the contract values. It may or may not be the same as the issue date. This date is used to determine contract months, processing dates, years and anniversaries.

CONTRACT PROCESSING DATES
The days when we deduct certain charges from the accumulation value. If the contract processing date is not a valuation date, it will be on the next succeeding valuation date. The contract processing dates will be once each year on the contract anniversary.

CONTRACT PROCESSING PERIOD
The period between successive contract processing dates unless it is the first contract processing period. In that case, it is the period from the contract date to the first contract processing date.

CONTRACT YEAR
The period between contract anniversaries.

CUSTOMER SERVICE CENTER
Where service is provided to our contract owners. The mailing address and tele-phone number of the Customer Service Center are shown on the cover.

DEFERRED ANNUITY
A contract which provides for the accumulation of funds that will reflect investment experience. These funds may be applied under an annuity option at the annuity commencement date.

ENDORSEMENTS
An endorsement changes or adds provisions to the contract.

EXPERIENCE FACTOR
The factor which reflects the investment experience of the portfolio in which a division invests and also reflects the charges assessed against the division for a valuation period.

 FEE TABLE


FREE LOOK PERIOD
The period of time within which the contract owner may examine the contract and return it for a refund.

GENERAL ACCOUNT
The account which contains all of our assets other than those held in our sepa-rate accounts.

INDEX OF INVESTMENT EXPERIENCE
The index that measures the performance of a separate account division.

INITIAL PREMIUM
The payment amount required to put a contract into effect.

ISSUE AGE
The annuitant's age on his or her last birthday on or before the contract date.

ISSUE DATE
The date the contract is issued at our Customer Service Center.

OWNER
The person who owns the contract and is entitled to exercise all rights under the contract. This person's death also initiates payment of the death benefit.

RIDER
A rider adds benefits to the contract.

SPECIALLY DESIGNATED DIVISION
The Liquid Asset Division. Distributions from a portfolio underlying a division in which reinvestment is not available will be allocated to this division unless you specify otherwise.

VALUATION DATE
The day at the end of a valuation period when each division is valued.

VALUATION PERIOD
Each business day together with any non-business days before it.
OWNER TRANSACTION EXPENSE (deducted from accumulation value)

DISTRIBUTION FEE (ANNUAL SALES LOAD) AS A PERCENTAGE OF THE INITIAL
AND EACH ADDITIONAL PREMIUM, deducted at the end of each contract processing period following receipt of each premium over a six year period from the date we receive and accept each premium payment....  1.00%(/1/)
                                                         DURING YEAR
                                                         -----------
SURRENDER CHARGE AS A PERCENTAGE OF THE INITIAL OR
 ADDITIONAL PREMIUM deducted upon surrender as measured
 from the date the premium is accepted.................  1.........        6.00%
                                                         2.........        5.00
                                                         3.........        4.00
                                                         4.........        3.00
                                                         5.........        2.00
                                                         6.........        1.00
                                                         7+........        0.00

EXCESS ALLOCATION CHARGE.............................................    $0(/2/)
PARTIAL WITHDRAWAL CHARGE (2.0% of the withdrawal for each additional conventional partial withdrawal after the first in a contract year)
not to exceed........................................................   $25

ANNUAL CONTRACT FEES (deducted from the accumulation value)
ADMINISTRATIVE CHARGE
If total premiums paid in the first contract year are less than
$100,000.............................................................   $40
If total premiums paid in the first contract year are $100,000 or
more.................................................................    $0

SEPARATE ACCOUNT ANNUAL EXPENSES (percentage of assets in each separate account division)
MORTALITY AND EXPENSE RISK CHARGE....................................  0.90%
ASSET BASED ADMINISTRATIVE CHARGE....................................  0.10%
                                                                       ----
Total Separate Account Annual Expenses...............................  1.00%

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a Series or on the combined average daily net assets of the indicated groups of Series)

                                              MANAGEMENT     OTHER      TOTAL
SERIES AVAILABLE CURRENTLY                    FEES(/3/)  EXPENSES(/4/) EXPENSES
--------------------------                    ---------- ------------- --------
Multiple Allocation, Fully Managed, Capital
 Appreciation, Rising Dividends, All-Growth,
 Real Estate, Hard Assets, Value Equity,
 Strategic Equity, and Small Cap Series:.....   0.98%        0.01%      0.99%
Growth Opportunities Series(/5/):............   1.10%        0.01%      1.11%
Managed Global Series:.......................   1.25%        0.11%      1.36%
Emerging Markets and Developing World
Series:......................................   1.75%        0.05%      1.80%
Limited Maturity Bond and Liquid Asset
Series:......................................   0.60%        0.01%      0.61%

                                                       OTHER EXPENSES     TOTAL EXPENSES
SERIES ADDED TO THE GCG TRUST AND         MANAGEMENT   AFTER EXPENSE      AFTER EXPENSE
AVAILABLE AFTER TRUST CONSOLIDATION(/6/)  FEES(/3/)  REIMBURSEMENT(/7/) REIMBURSEMENT(/7/)
----------------------------------------  ---------- ------------------ ------------------
Mid-Cap Growth
Series(/8/)(/9/):.............              0.96%          0.01%              0.97%
Research Series(/8/):.........              0.96%          0.00%              0.96%
Total Return Series(/8/):.....              0.96%          0.01%              0.97%
Growth & Income and
Value + Growth Series(/5/):...              1.09%          0.01%              1.10%
Global Fixed Income
Series(/10/):.................              1.60%          0.00%              1.60%

THE ESS TRUST ANNUAL EXPENSES PRIOR TO TRUST CONSOLIDATION (as a percentage of the average daily net assets of a Series)

                                                    MANAGEMENT  OTHER    TOTAL
SERIES                                              FEES(/3/)  EXPENSES EXPENSES
------                                              ---------- -------- --------
OTC Portfolio:.....................................   0.80%     0.19%    0.99%
Research Portfolio:................................   0.80%     0.16%    0.96%
Total Return Portfolio:............................   0.80%     0.17%    0.97%
Growth & Income Portfolio:.........................   0.95%     0.17%    1.12%
Value + Growth Portfolio:..........................   0.95%     0.25%    1.20%
International Fixed Income Portfolio:..............   0.85%     0.98%    1.83%

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a Series)

                                            ADVISORY      OTHER        TOTAL
SERIES                                        FEES   EXPENSES(/11/)   EXPENSES
------                                      -------- ---------------- --------
PIMCO High Yield Bond Portfolio:...........  0.50%        0.25%        0.75%
PIMCO StocksPLUS Growth and Income
Portfolio:.................................  0.40%        0.25%        0.65%

-------------------
 (1) Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.
 (2) We reserve the right to impose a charge in the future at a maximum of $25 for each allocation change in excess of twelve per Contract Year.
 (3) Fees decline as combined assets increase (see Account B Divisions and the Trust prospectuses for details).
 (4) Other Expenses generally consist of independent trustees fees and expenses and certain expenses associated with investing in international markets. Other Expenses are estimated for the Growth Opportunities and Developing World Series, since as of December 31, 1997, these Series had not yet commenced operations.
 (5) After Trust Consolidation (see The Trusts, Proposed Trust Consolidation), the assets of the Growth Opportunities, the Growth & Income and the Value + Growth Series will be combined to determine the actual fee payable to Directed Services, Inc. ("DSI"), the manager of the GCG Trust.
 (6) See Facts about the Company and the Contracts, The Trusts for more infor-mation regarding Trust Consolidation.
 (7) DSI has agreed voluntarily to reimburse expenses and waive management fees, if necessary, to maintain total expenses at the levels shown for the Research and the Global Fixed Income Series. This agreement will remain in place through December 31, 1999, and after that time may be terminated at any time. Without this agreement and based on current estimates, Total Expenses would be 0.97% and 1.65%, for the Research and the Global Fixed Income Series, respectively.
 (8) After Trust Consolidation (see The Trusts), the assets of the Research, the Total Return and the Mid-Cap Growth Series will be combined to deter-mine the actual fee payable to DSI.
 (9) The OTC Portfolio prior to Trust Consolidation.
(10) The International Fixed Income Portfolio prior to Trust Consolidation.
(11) Other Expenses are estimated for the PIMCO High Yield Bond and PIMCO StocksPLUS Growth and Income Portfolios, since as of December 31, 1997, these Series had not yet commenced operations.

Examples:

If you surrender your contract at the end of the applicable time period, you would pay the following expenses for each $1,000 of initial premium assuming a 5% annual return on assets:

--------------------------------------------------------------------------------

DIVISION                              ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Multiple Allocation..................  $90.81    $133.64    $178.13    $327.36
Fully Managed........................   90.81     133.64     178.13     327.36
Capital Appreciation.................   90.81     133.64     178.13     327.36
Rising Dividends.....................   90.81     133.64     178.13     327.36
All-Growth...........................   90.81     133.64     178.13     327.36
Real Estate..........................   90.81     133.64     178.13     327.36
Hard Assets..........................   90.81     133.64     178.13     327.36
Value Equity.........................   90.81     133.64     178.13     327.36
Strategic Equity.....................   90.81     133.64     178.13     327.36
Small Cap............................   90.81     133.64     178.13     327.36
Emerging Markets.....................   98.92     157.74     217.91     404.62
Managed Global.......................   94.53     144.72     196.51     363.51
Growth Opportunities.................   92.02     137.25     184.13     339.24
Developing World.....................   98.92     157.74     217.91     404.62
OTC..................................   90.81     133.64     178.13     327.36
Research.............................   90.51     132.73     176.62     324.36
Total Return.........................   90.61     133.03     177.13     325.36
Growth & Income......................   92.12     137.55     184.63     340.23
Value + Growth.......................   92.92     139.94     188.61     348.05
Global Fixed Income..................   99.22     158.63     219.35     407.35
High Yield Bond......................   88.40     126.38     166.02     303.12
StocksPLUS Growth and Income.........   87.39     123.34     160.93     292.83
Limited Maturity Bond................   86.99     122.12     158.89     288.69
Liquid Asset.........................   86.99     122.12     158.89     288.69
-------------------------------------------------------------------------------

DIVISION AFTER TRUST CONSOLIDATION    ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Mid-Cap Growth*......................  $90.61    $133.03    $177.13    $325.36
Research.............................   90.51     132.73     176.62     324.36
Total Return.........................   90.61     133.03     177.13     325.36
Growth & Income......................   91.92     136.95     183.63     338.26
Value + Growth.......................   91.92     136.95     183.63     338.26
Global Fixed Income**................   96.93     151.85     208.24     386.18
-------------------------------------------------------------------------------
-------------------
*The OTC Portfolio prior to Trust Consolidation.
**The International Fixed Income Portfolio prior to Trust Consolidation.
If you do not surrender your contract or if you annuitize, you would pay the following expenses for each $1,000 of initial premium assuming a 5% annual return on assets:
-------------------------------------------------------------------------------

DIVISION                              ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Multiple Allocation..................  $30.81    $ 93.64    $158.13    $327.36
Fully Managed........................   30.81      93.64     158.13     327.36
Capital Appreciation.................   30.81      93.64     158.13     327.36
Rising Dividends.....................   30.81      93.64     158.13     327.36
All-Growth...........................   30.81      93.64     158.13     327.36
Real Estate..........................   30.81      93.64     158.13     327.36
Hard Assets..........................   30.81      93.64     158.13     327.36
Value Equity.........................   30.81      93.64     158.13     327.36
Strategic Equity.....................   30.81      93.64     158.13     327.36
Small Cap............................   30.81      93.64     158.13     327.36
Emerging Markets.....................   38.92     117.74     197.91     404.62
Managed Global.......................   34.53     104.72     176.51     363.51
Growth Opportunities.................   32.02      97.25     164.13     339.24
Developing World.....................   38.92     117.74     197.91     404.62
OTC..................................   30.81      93.64     158.13     327.36

--------------------------------------------------------------------------------

DIVISION                              ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Research.............................  $30.51     $92.73    $156.62    $324.36
Total Return.........................   30.61      93.03     157.13     325.36
Growth & Income......................   32.12      97.55     164.63     340.23
Value + Growth.......................   32.92      99.94     168.61     348.05
Global Fixed Income..................   39.22     118.63     199.35     407.35
High Yield Bond......................   28.40      86.38     146.02     303.12
StocksPLUS Growth and Income.........   27.39      83.34     140.93     292.83
Limited Maturity Bond................   26.99      82.12     138.89     288.69
Liquid Asset.........................   26.99      82.12     138.89     288.69

--------------------------------------------------------------------------------

DIVISION AFTER TRUST CONSOLIDATION    ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Mid-Cap Growth*......................  $30.61    $ 93.03    $157.13    $325.36
Research.............................   30.51      92.73     156.62     324.36
Total Return.........................   30.61      93.03     157.13     325.36
Growth & Income......................   31.92      96.95     163.63     338.26
Value + Growth.......................   31.92      96.95     163.63     338.26
Global Fixed Income**................   36.93     111.85     188.24     386.18

--------------------------------------------------------------------------------
-------------------
*The OTC Portfolio prior to Trust Consolidation.
**The International Fixed Income Portfolio prior to Trust Consolidation.


For purposes of computing the annual per contract administrative charge, the dollar amounts shown in the examples are based on an initial premium of $65,000.

The purpose of the fee table is to assist you in understanding the various costs and expenses that you may bear directly or indirectly. The fee table reflects expenses of Account B as well as the Trusts. Premium taxes may also be applicable. See Charges and Fees, Premium Taxes. For a complete description of contract costs and expenses, see the section titled Charges and Fees. For a more complete description of the costs and expenses of the Trusts, see the Trust prospectuses.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

 SUMMARY OF THE CONTRACT

This prospectus has been designed to provide you with information regarding the contract and Account B which funds the contract. Information concerning the Series underlying the divisions of Account B is set forth in the Trust prospec-tuses.

This summary is intended to provide only a very brief overview of the more significant aspects of the contract. Further detail is provided in this prospectus and in the contract. The contract, together with its attached appli-cation or enrollment form and any riders or endorsements, constitutes the entire agreement between you and us and should be retained.

This prospectus has been designed to provide you with the necessary information to make a decision on purchasing the contract offered by Golden American and funded by Account B.

You have a choice of investments. We do not promise that your accumulation value will increase. Depending on the contract's investment experience for funds invested in the Accounts, the accumulation value, cash surrender value and death benefit may increase or decrease on any day. You bear the investment risk.

DESCRIPTION OF THE CONTRACT
The contract is designed to establish retirement benefits for two types of purchasers. The first type of purchaser is one who is eligible to participate in, and purchases a contract for use with a "qualified plan." A qualified plan is an individual retirement annuity ("IRA") meeting the requirements of section 408(b) of the Internal Revenue Code of 1986, as amended (the "Code"), an indi-vidual retirement annuity ("Roth IRA") meeting the requirements of Section 408A of the Code, or some other retirement plan meeting the respective section of the Code. For a contract funding a qualified plan, except a Roth IRA, distribu-tion must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. The second type of purchaser is one who purchases a contract outside of a qualified plan ("non-qualified plan").

The contract also offers a choice of annuity options to which you may apply the accumulation value on the annuity commencement date or the cash surrender value upon surrender of the contract. See Choosing an Income Plan.

AVAILABILITY
We can issue a contract if both the annuitant and the owner are not older than age 85 and accept additional premium payments until either the annuitant or owner reaches the attained age of 85 for non-qualified plans (age 70 1/2 for qualified plans, except for rollover contributions and contributions to a Roth
IRA). The minimum initial premium is $10,000 for a non-qualified plan and $1,500 for a qualified plan. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

The minimum additional premium payment we will accept is $500 for a non-quali-fied plan and $250 for a qualified plan. We will take under consideration and may refuse to accept a premium payment if the sum of all premium payments received under the contract totals more than $1,500,000.

THE DIVISIONS
There are twenty-four divisions of Account B currently available under the contract. Each of the twenty-four divisions offered under this prospectus invests in a mutual fund portfolio with its own distinct investment objectives and policies. Each division of Account B invests in a corresponding Series of the GCG Trust, a corresponding Series of the ESS Trust or a corresponding Series of the PIMCO Trust. The GCG and the ESS Trusts are each managed by Directed Services, Inc. ("DSI"). From its inception through December 31, 1997, the ESS Trust was managed by Equitable Investment Services, Inc. ("EISI"), an affiliate of DSI. As of January 1, 1998, DSI assumed EISI's responsibilities to the ESS Trust. The Trusts and DSI have retained several portfolio managers to manage the assets of each Series. The PIMCO Trust is managed by Pacific Invest-ment Management Company ("PIMCO"). See Facts About the Company and the Account B and Account B Divisions.

HOW THE ACCUMULATION VALUE VARIES
The accumulation value varies each day based on investment results. You bear the risk of poor investment performance and you receive the benefits from favorable investment performance. The accumulation value also reflects premium payments, charges deducted and partial withdrawals. See Accumulation Value in Each Division.

SURRENDERING YOUR CONTRACT
The cash surrender value varies each day depending on investment results. We do not guarantee any minimum cash surrender value. You may surrender the contract and receive its cash surrender value at any time while both the annuitant and owner are living and before the annuity commencement date. See Cash Surrender Value and Surren-dering to Receive the Cash Surrender Value.

TAKING PARTIAL WITHDRAWALS
After the free look period, prior to the annuity commencement date and while the contract is in effect, you may take partial withdrawals from the accumula-tion value of the contract. You may take conventional partial withdrawals once per contract year without charge. Alternatively, you may elect in advance to take systematic partial withdrawals on a monthly or quarterly basis. If you have an IRA contract or a Roth IRA contract, you may elect IRA partial with-drawals on a monthly, quarterly or annual basis.

Partial withdrawals are subject to certain restrictions as defined in this prospectus and partial withdrawals above a specified percentage of your accu-mulated value may be subject to a surrender charge. See Partial Withdrawals.

DOLLAR COST AVERAGING
Under this option, you may choose to have a specified dollar amount trans-ferred from either the Limited Maturity Bond Division or Liquid Asset Division to the other divisions on a monthly basis with the objective of shielding your investment from short-term price fluctuations. See Dollar Cost Averaging Option.

YOUR RIGHT TO CANCEL THE CONTRACT
You may cancel your contract within the free look period which is a ten day period of time beginning when you receive the contract. For purposes of admin-istering our allocation and certain other administrative rules, we deem this period to end 15 days after the contract is mailed from our Customer Service Center. Some states may require that we provide a longer free look period. In some states we restrict the initial premium allocation during the free look period. See Your Right to Cancel or Exchange Your Contract.

YOUR RIGHT TO CHANGE THE CONTRACT
The contract may be changed to another annuity plan subject to our rules at the time of the change. See Other Contract Changes.

DEATH BENEFIT PROCEEDS
The contract provides a death benefit to the beneficiary if the annuitant (when there is no contingent annuitant) or an owner dies prior to the annuity commencement date. See Proceeds Payable to the Beneficiary. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

CONTRACT PROCESSING PERIODS
The first contract processing period begins with the contract date and ends at the close of business on the first contract processing date. All subsequent contract processing periods begin at the close of business on the most recent contract processing date and extend to the close of business on the next contract processing date. There is one contract processing period each year.

DEDUCTIONS FOR CHARGES AND FEES
We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions we impose. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. See Charges and Fees. We may reduce certain charges under group or sponsored arrangements. See Group or Sponsored Arrangements. We may also reduce certain charges for contracts purchased in combination with certain flexible premium variable life products that we offer. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE
 We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract processing period for a period of six years from the date we receive and accept each premium payment.

 We also offer through other prospectuses other DVAs which are contracts with different charging structures.

SURRENDER CHARGE
 A surrender charge is imposed as a percentage of premium if the contract is surrendered or an excess partial withdrawal is taken during the six year period from the date we receive and accept each premium payment. The percentage imposed at the time of surrender or excess partial withdrawal depends on the distribution fee collected to the time the contract is surren-dered or the excess partial withdrawal is taken.

 The surrender charge in the first contract year is 6.00% and reduces by 1.00% each year during the six year period from the date we receive and accept each premium payment.

 Contracts with a contract date prior to May 3, 1993 and the prospectus deliv-ered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. GoldenSelect Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

MORTALITY AND EXPENSE RISK CHARGE
 We charge each division of Account B with a daily asset based charge for mortality and expense risks equivalent to an annual rate of 0.90%.

PREMIUM TAXES
 Generally, premium taxes are incurred on the annuity commencement date, and a charge for premium taxes is then deducted from the accumulation value on such date. Some jurisdictions impose a premium tax at the time the initial or additional premiums are paid, regardless of the annuity commencement date.

ADMINISTRATIVE CHARGE
 The amount deducted is $40 per contract year if total premiums paid in the first contract year are less than $100,000. If the total premiums paid in the first contract year equals $100,000 or more, the charge is zero.

EXCESS ALLOCATION CHARGE
 The first twelve allocation changes in any contract year may be made without charge. Each subsequent allocation change is subject to a $25 excess alloca-tion charge.

PARTIAL WITHDRAWAL CHARGE
 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. See Partial With-drawals, Conventional Partial Withdrawal Option.

ASSET BASED ADMINISTRATIVE CHARGE
 We charge each division of Account B with a daily asset based charge to cover a portion of contract administration equivalent to an annual rate of 0.10%.

TRUST EXPENSES
 There are fees and expenses deducted from each Series. The investment perfor-mance of the Series and deductions for fees and expenses from the Trusts will affect your accumulation value. Please read the Trust prospectuses for details.

TAX PENALTIES
The ultimate effect of Federal income taxes on the amounts held under an annuity contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends on Golden American's tax status and upon the tax status of the individuals concerned. In general, an owner is not taxed on increases in value under an annuity contract until some form of distribution is made under it. There may be tax penalties if you make a with-drawal or surrender the contract before reaching age 59 1/2. See Federal Tax Considerations.

 CONDENSED FINANCIAL INFORMATION

INDEX OF INVESTMENT EXPERIENCE
The upper table gives the index of investment experience for each division of Account B on their respective commencement of operations and on December 31, 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996 and 1997, as applicable. The index of investment experience is equal to the value of a unit for each divi-sion of the Account B. The total value of each division as of the end of each period indicated is shown in the lower table.

                                                      INDEX OF INVESTMENT EXPERIENCE
                         -------------------------------------------------------------------------------------------------------
                         1/24/89      12/31/89     12/31/90     12/31/91     12/31/92     12/31/93     12/31/94     12/31/95
                         -------      --------     --------     --------     --------     --------     --------     --------
Multiple Allocation..... $10.00        $10.82       $11.19       $13.30       $13.41       $14.75       $14.43       $17.00
Fully Managed...........  10.00         10.38         9.87        12.59        13.24        14.11        12.95        15.48
Capital Appreciation....     --(/1/)       --(/1/)      --(/1/)      --(/1/)   11.01        11.81        11.50        14.83
Rising Dividends........     --(/3/)       --(/3/)      --(/3/)      --(/3/)      --(/3/)   10.29        10.25        13.30
All-Growth..............  10.00         10.71         9.74        13.16        12.69        13.39        11.83        14.34
Real Estate.............  10.00          9.90         7.68        10.19        11.48        13.33        14.04        16.20
Hard Assets.............  10.00         11.86        10.05        10.42         9.30        13.81        14.02        15.36
Value Equity............     --(/4/)       --(/4/)      --(/4/)      --(/4/)      --(/4/)      --(/4/)      --(/4/)   13.39
Strategic Equity........     --(/5/)       --(/5/)      --(/5/)      --(/5/)      --(/5/)      --(/5/)      --(/5/)   10.01
Small Cap...............     --(/6/)       --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)      --(/6/)
Emerging Markets........     --(/3/)       --(/3/)      --(/3/)      --(/3/)      --(/3/)   12.41        10.42         9.27
OTC.....................     --(/7/)       --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)
Research................     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Total Return............     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Growth & Income.........     --(/7/)       --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)      --(/7/)
Value + Growth..........     --(/8/)       --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)      --(/8/)
Managed Global..........     --(/2/)       --(/2/)      --(/2/)      --(/2/)   10.01        10.52         9.09         9.66
Limited Maturity Bond...  10.00         10.88        11.61        12.78        13.27        13.95        13.65        15.10
Liquid Asset............  10.00         10.68        11.38        11.90        12.15        12.35        12.68        13.24
                         12/31/96     12/31/97
                         ------------ --------
Multiple Allocation.....  $18.30       $21.28
Fully Managed...........   17.83        20.36
Capital Appreciation....   17.65        22.53
Rising Dividends........   15.88        20.41
All-Growth..............   14.11        14.79
Real Estate.............   21.70        26.38
Hard Assets.............   20.26        21.30
Value Equity............   14.66        18.48
Strategic Equity........   11.83        14.42
Small Cap...............   11.89        12.99
Emerging Markets........    9.85         8.84
OTC.....................   15.86        18.79
Research................      --(/8/)   19.11
Total Return............      --(/8/)   16.31
Growth & Income.........   12.52        15.51
Value + Growth..........      --(/8/)   13.12
Managed Global..........   10.74        11.93
Limited Maturity Bond...   15.59        16.45
Liquid Asset............   13.76        14.32

                                                              TOTAL ACCUMULATION VALUE
                  --------------------------------------------------------------------------------------------------------
                   12/31/89         12/31/90         12/31/91          12/31/92          12/31/93          12/31/94
                  -----------      -----------      -----------      ------------      ------------      ------------
Multiple Alloca-
 tion...........  $15,556,366      $23,963,356      $57,739,245      $115,124,744      $273,158,122      $297,507,994
Fully Managed...    5,333,885        5,414,160        9,834,436        37,352,585       108,290,963        98,836,207
Capital Appreci-
 ation..........           --(/1/)          --(/1/)          --(/1/)   18,366,222        86,798,642        88,344,684
Rising Divi-
 dends..........           --(/3/)          --(/3/)          --(/3/)           --(/3/)   14,387,382        50,384,765
All-Growth......    3,077,542        4,528,380       11,159,814        23,418,811        56,055,565        70,623,784
Real Estate.....      650,003          309,556          696,180         3,600,461        28,772,896        36,936,728
Hard Assets.....    2,320,696        2,460,399        2,646,183         2,882,417        21,436,544        32,746,767
Value Equity....           --(/4/)          --(/4/)          --(/4/)           --(/4/)           --(/4/)           --(/4/)
Strategic Equi-
 ty.............           --(/5/)          --(/5/)          --(/5/)           --(/5/)           --(/5/)           --(/5/)
Small Cap.......           --(/6/)          --(/6/)          --(/6/)           --(/6/)           --(/6/)           --(/6/)
Emerging
 Markets........           --(/3/)          --(/3/)          --(/3/)           --(/3/)   30,488,589        59,747,048
OTC.............           --(/7/)          --(/7/)          --(/7/)           --(/7/)           --(/7/)           --(/7/)
Research........           --(/8/)          --(/8/)          --(/8/)           --(/8/)           --(/8/)           --(/8/)
Total Return....           --(/8/)          --(/8/)          --(/8/)           --(/8/)           --(/8/)           --(/8/)
Growth &
 Income.........           --(/7/)          --(/7/)          --(/7/)           --(/7/)           --(/7/)           --(/7/)
Value + Growth..           --(/8/)          --(/8/)          --(/8/)           --(/8/)           --(/8/)           --(/8/)
Managed Global..           --(/2/)          --(/2/)          --(/2/)   38,699,402        88,477,493        86,208,555
Limited Maturity
 Bond...........    2,595,966        8,009,970       15,935,184        39,861,202        71,622,231        71,573,009
Liquid Asset....    2,190,649        8,419,953        9,224,303        12,769,536        16,497,588        45,364,989
                    12/31/95          12/31/96          12/31/97
                  ----------------- ----------------- ------------
Multiple Alloca-
 tion...........  $305,499,995      $270,427,444      $261,869,397
Fully Managed...   117,325,242       134,430,861       158,649,823
Capital Appreci-
 ation..........   121,047,204       145,988,538       187,816,136
Rising Divi-
 dends..........    80,341,660       123,572,620       215,943,237
All-Growth......    91,960,166        76,841,848        71,737,696
Real Estate.....    34,814,825        50,680,643        74,699,801
Hard Assets.....    26,991,780        43,301,050        45,503,011
Value Equity....    28,447,742        42,860,704        77,024,935
Strategic Equi-
 ty.............     8,030,333        29,858,001        50,436,707
Small Cap.......            --(/6/)   33,055,763        52,724,836
Emerging
 Markets........    36,887,958        37,153,421        34,501,769
OTC.............            --(/7/)    4,571,461        20,360,656
Research........            --(/8/)           --(/8/)   34,401,569
Total Return....            --(/8/)           --(/8/)   26,231,305
Growth &
 Income.........            --(/7/)    8,274,883        44,922,265
Value + Growth..            --(/8/)           --(/8/)   23,177,591
Managed Global..    72,375,222        86,266,168       104,681,379
Limited Maturity
 Bond...........    67,838,218        54,334,320        52,467,741
Liquid Asset....    36,490,508        37,475,760        57,254,109

------------
(1) The Capital Appreciation Division became available for investment on May 4, 1992, starting with an index of investment experience of $10.00.
(2) The index of investment experience for the Managed Global Division is based on the actual experience of its predecessor for accounting purposes, the Managed Global Account of Golden American's Separate Account D. The Managed Global Account became available for investment on October 21, 1992, starting with an index of investment experience of $10.00.
(3) The Rising Dividends and Emerging Markets Divisions became available for investment on October 4, 1993, starting with an index of investment experience of $10.00.
(4) The Value Equity Division became available for investment on January 1, 1995, starting with an index of investment experience of $10.00.
(5) The Strategic Equity Division became available for investment in October 2, 1995, starting with an index of investment experience of $10.00.
(6) The Small Cap Division became available for investment on January 2, 1996, starting with an index of investment experience of $10.00.
(7) The OTC and the Growth & Income Divisions became available for investment on September 3, 1996, starting with an index of investment experience of $14.79 and $10.97, respectively.
(8) The Research, Total Return and Value + Growth Divisions became available for investment on January 20, 1997, starting with indices of investment experience of $16.64, $13.93, and $12.05, respectively.

 In order to provide for continuity in results, the above table is based on charges for the contract described in this prospectus. Contracts issued prior to May 1, 1991, were based on lower asset charges and, thus, would have higher values for the indices of investment experience.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B (as well as the audi-tors' report thereon) appear in the Statement of Additional Information. The audited financial statements of Golden American prepared in accordance with generally accepted accounting principles for the years ended December 31, 1997, 1996 and 1995 (as well as the auditors' report thereon) are contained in the Statement of Additional Information.

PERFORMANCE RELATED INFORMATION
Performance information for the divisions of Account B, including the yields, standard annual total returns and other nonstandard measures of performance may appear in reports and promotional literature to current or prospective owners. Such performance date will be computed, or accompanied by performance data computed in accordance with standards defined by the SEC.

Current yield for the Liquid Asset Division will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Liquid Asset Division is calcu-lated in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of earnings.

For the remaining divisions, quotations of yield will be based on all invest-ment income per unit (accumulation value divided by the index of investment experience -- see Measurement of Investment Experience, Index of Investment Experience and Unit Value) earned during a given 30-day period, less expenses accrued during the period ("net investment income"). Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a contract over a period of one, five, and ten years (or, if less, up to the life of the divi- sion), and will reflect the deduction of the applicable distribution fee and/or surrender charge, the administrative charge and the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods that do not take into account certain contractual charges, such as the distribution fee and surrender charge. Quotations of yield and average annual total return for the Managed Global Division take into account the period prior to September 3, 1996, during which it was maintained as a division of Account D.

Performance information for a division may be compared, in reports and promo-tional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of secu-rities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used inde-pendent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, including VARDS, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deduc-tions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical contract under which the accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objec-tives and policies, characteristics and quality of the portfolio of the Series of the respective Trust in which the division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the divisions, see the Statement of Addi-tional Information.

Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

 INTRODUCTION

 FACTS ABOUT THE COMPANY AND ACCOUNT B

The following information describes the contract and Account B. Account B invests in mutual fund portfolios of the GCG Trust, the ESS Trust and the PIMCO Trust.
GOLDEN AMERICAN
Golden American Life Insurance Company ("Golden American" or the "Company") is a stock life insurance company organized under the laws of the State of Dela-ware and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which, in turn, is a wholly owned subsidiary of ING Groep, N.V. ("ING"). Prior to December 30, 1993, Golden American was a Minne-sota corporation. Prior to August 13, 1996, Golden American was a wholly owned indirect subsidiary of Bankers Trust Company. We are authorized to do business in all states, except New York, and the District of Columbia. In May 1996, we established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to do business in New York. We offer variable annui-ties and variable life insurance. Administrative services for the contract are provided at our Customer Service Center, the address is shown on the cover.

Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable American Insurance Company, Equitable of Iowa Securities Network, Inc., Directed Services, Inc. ("DSI"), and Golden American. On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries including Golden American. ING, based in the Netherlands, is a global financial services holding company with over $307.6 billion in assets. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, who assumed EISI's portfolio management responsibilities for the GCG Trust and the ESS Trust as of January 1, 1998.

THE TRUSTS
The GCG Trust is an open-end management investment company, more commonly called a mutual fund. The GCG Trust's shares may also be available to certain separate accounts funding variable life insurance policies offered by Golden American. This is called "mixed funding."

The GCG Trust may also sell its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. This is called "shared funding." After the GCG Trust receives the requisite order from the SEC, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The ESS Trust is also an open-end management investment company. Currently, the ESS Trust's shares are not available to separate accounts of other insurance companies other than insurance companies affiliated with Equitable of Iowa such as Golden American.

The PIMCO Trust is also an open-end management investment company. The Series of the PIMCO Trust were designated to be used as investment vehicles by sepa-rate accounts of insurance companies, including Golden American, for both vari-able annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

Golden American does not anticipate any inherent difficulties arising from the mixed and/or shared funding or sales to pension or retirement plans by the GCG Trust or the PIMCO Trust. However, there is a possibility that, due to differ-ences in tax treatment or other considerations, the interests of Contractowners of various contracts participating in the Trusts may conflict. The Board of Trustees of the GCG Trust and the PIMCO Trust, DSI, PIMCO and we and any other insurance companies participating in the Trusts are required to monitor events to identify any material conflicts that arise from the use of the GCG Trust and/or the PIMCO Trust for mixed and/or shared funding between various policy owners and pension and retirement plans. In the event of a material conflict, Golden American will take the necessary steps, including removing the Separate Account from that Trust, to resolve the matter. See the GCG Trust and PIMCO Trust prospectuses for more information.

You will find complete information about the GCG Trust, the ESS Trust and the PIMCO Trust, including the risks associated with each Series, in the accompa-nying Trusts' prospectuses. You should read them carefully in conjunction with this prospectus before investing. Additional copies of the Trusts' prospectuses may be obtained by contacting our Customer Service Center.

Proposed Trust Consolidation. In an effort to consolidate the operations of the GCG Trust and the ESS Trust ("Trust Consolidation"), the affiliated insurance companies of Equitable of Iowa, including Golden American (the "Companies"), filed an application with the SEC requesting permission via an order to substi-tute shares of each Series of the ESS Trust with shares of similar Series of the GCG Trust (the "Substitu-tion"). The table below identifies the ESS Portfolios currently available under the contract and the new GCG Series substituted for each. The Substitution of shares will reduce operating expenses and create larger economies of scale from which a further reduction of expenses is anticipated. Contractholders will benefit directly from any reduction of Trust expenses. CONTRACTHOLDERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

ESS TRUST REPLACED PORTFOLIO                       GCG TRUST SUBSTITUTE SERIES
----------------------------                       ---------------------------
OTC Portfolio                                      Mid-Cap Growth Series
Research Portfolio                                 Research Series
Total Return Portfolio                             Total Return Series
Growth & Income Portfolio                          Growth & Income Series
Value + Growth Portfolio                           Value + Growth Portfolio
International Fixed Income Portfolio               Global Fixed Income Series

Upon obtaining the requested order for substitution from the SEC, and subject to any required prior approval by applicable insurance authorities, the Compa-nies will effect the Substitution by simultaneously placing an order for each Division to redeem the shares of the Series of the ESS Trust and an order for each Division to purchase shares of the designated respective Series of the GCG Trust. After the Trust Consolidation has occurred, Customer Service will send affected contractholders a notice within five days.

SEPARATE ACCOUNT B
All obligations under the contract are general obligations of Golden American. Account B is a separate investment account used to support our variable annuity contracts and for other purposes as permitted by applicable laws and regula-tions. The assets of Account B are kept separate from our general account and any other separate accounts we may have. We may offer other variable annuity contracts investing in Account B which are not discussed in this prospectus. Account B may also invest in other series which are not available to the contract described in this prospectus.

We own all the assets in Account B. Income and realized and unrealized gains or losses from assets in Account B are credited to or charged against that account without regard to other income, gains or losses in our other investment accounts. As required, the assets in Account B are at least equal to the reserves and other liabilities of that account. These assets may not be charged with liabilities from any other business we conduct.

They may, however, be subject to liabilities arising from divisions of Account B whose assets are attributable to other variable annuity contracts supported by Account B. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Account B was established on July 14, 1988 to invest in mutual funds, unit investment trusts or other investment portfolios which we determine to be suit-able for the contract's purposes. Account B is treated as a unit investment trust under Federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an investment company. It is governed by the laws of Delaware, our state of domicile, and may also be governed by the laws of other states in which we do business. Registration with the SEC does not involve any supervision by the SEC of the management or investment policies or practices of Account B.

ACCOUNT B DIVISIONS
Account B is divided into divisions. The Managed Global Series was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996 when it was converted to a division of Account B. Currently, each Division of Account B offered under this prospectus invests in a portfolio of the GCG Trust, the ESS Trust or the PIMCO Trust. DSI serves as the Manager to each Series of the GCG Trust and the ESS Trust, and PIMCO serves as the adviser to each Series of the PIMCO Trust. See the Trusts' prospectuses for details. The GCG and the ESS Trusts and DSI have retained several portfolio managers to manage the assets of each Series as indicated below. There may be restrictions on the amount of the allocation to certain Divisions based on state laws and regulations. The investment objectives of the various Series in the Trusts are described below. There is no guarantee that any portfolio or Series will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Account B also has other Divisions investing in other series which are not available to the contract described in this prospectus.

DSI and PIMCO provide the overall business management and administrative serv-ices necessary for the Series' operation and provide or procure the services and information necessary to the proper conduct of the business of the Series. See the Trusts' prospectuses for details.

DSI and PIMCO are responsible for providing or procuring, at their own expense, the services reasonably necessary for the ordinary operation of the Series of the GCG and PIMCO Trusts. The ESS Trust pays its own expenses. DSI and PIMCO do not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for assets), taxes (if any) paid by a Series of the GCG Trust or the PIMCO Trust, interest on borrow-ing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. See the GCG and PIMCO Trusts' prospectuses for details.

The GCG and ESS Trust, each pay DSI for its services a fee, payable monthly, based on the annual rates of the average daily net assets of the Series shown in the tables below. DSI (and not the Trusts) pays each portfolio manager a monthly fee for managing the assets of the Series.

THE GCG TRUST

                                                  FEES (based on combined assets of the indicated groups
SERIES AVAILABLE CURRENTLY                        of Series)
------------------------------------------------- ------------------------------------------------------
Multiple Allocation, Fully Managed, Capital       1.00% of first $750 million;
 Appreciation, Rising Dividends, All-Growth,      0.95% of next $1.250 billion;
 Real Estate, Hard Assets, Value Equity,          0.90% of next $1.5 billion; and
 Strategic Equity, and Small Cap Series:          0.85% of amount in excess of $3.5 billion
Growth Opportunities Series(/1/):                 1.10% of first $250 million;
                                                  1.05% of next $400 million;
                                                  1.00% of next $450 million; and
                                                  0.95% of amount in excess of $1.1 billion
Managed Global Series:                            1.25% of first $500 million;
                                                  1.05% of amount in excess of $500 million
Emerging Markets and Developing World Series:     1.75% of average daily net assets
Limited Maturity Bond and Liquid Asset Series:    0.60% of first $200 million;
                                                  0.55% of next $300 million; and
                                                  0.50% of amount in excess of $500 million
SERIES ADDED TO THE GCG TRUST AND                 FEES (based on combined assets of the indicated groups
AVAILABLE AFTER TRUST CONSOLIDATION               of Series)
------------------------------------------------- ------------------------------------------------------
Growth & Income and Value + Growth Series(/1/):   1.10% of first $250 million;
                                                  1.05% of next $400 million;
                                                  1.00% of next $450 million; and
                                                  0.95% of amount in excess of $1.1 billion
Mid-Cap Growth, Total Return, and Research
Series:                                           1.00% of first $250 million;
                                                  0.95% of next $400 million;
                                                  0.90% of next $450 million; and
                                                  0.85% of amount in excess of $1.1 billion
Global Fixed Income Series:                       1.60%
--------------------------------------------------------------------------------------------------------
(1) After Trust Consolidation, the assets of the Growth Opportunities, the
    Growth & Income and Value + Growth Series will be combined for the purposes of determining fees.
THE ESS TRUST
SERIES                                            FEES
------------------------------------------------- ------------------------------------------------------
OTC, Research, and Total Return Portfolios:       0.80% of first $300 million;
                                                  0.55% of amount in excess of $300 million
Growth & Income Portfolio:                        0.95% of first $200 million;
                                                  0.75% of amount in excess of $200 million
Value & Growth Portfolio:                         0.95% of first $500 million;
                                                  0.75% of amount in excess of $500 million
International Fixed Income Portfolio:             0.85% of first $200 million;
                                                  0.75% of next $300 million;
                                                  0.60% of next $500 million;
                                                  0.55% of next $1.0 billion; and
                                                  0.40% of amount in excess of $2.0 billion
--------------------------------------------------------------------------------------------------------
The PIMCO Trust pays PIMCO, an advisory fee (see table following) and an administrative fee of 0.25%, each payable monthly, based on the average daily net assets of each of the Series for managing the assets of the Series and for administering the Trust.

THE PIMCO TRUST:

SERIES                                            ADVISORY FEE
------------------------------------------------- ------------------------------------------------------
PIMCO High Yield Bond Portfolio:                  0.50%
PIMCO StocksPLUS Growth and Income Portfolio:     0.40%

-------------------------------------------------------------------------------

The following divisions invest in shares of the designated Series of the GCG Trust.

MULTIPLE ALLOCATION DIVISION

MULTIPLE ALLOCATION SERIES
OBJECTIVE - The highest total return, consisting of capital appreciation and current income, consistent with the preservation of capital and elimination of unnecessary risk.

INVESTMENTS - Investment in equity and debt securities and the use of certain sophisticated investment strategies and techniques.

PORTFOLIO MANAGER - Zweig Advisors Inc.

FULLY MANAGED DIVISION

FULLY MANAGED SERIES

OBJECTIVE - High total investment return over the long term, consistent with the preservation of capital and prudent investment risk.

INVESTMENTS - Pursues an active asset allocation strategy whereby investments are allocated, based upon an evaluation of economic and market trends and the anticipated relative total return available, among three asset classes -- debt securities, equity securities and money market instruments.

PORTFOLIO MANAGER - T. Rowe Price Associates, Inc.

CAPITAL APPRECIATION DIVISION

CAPITAL APPRECIATION SERIES
OBJECTIVE - Long-term capital growth.

INVESTMENTS - Invests in common stocks and preferred stock that will be allo-cated among various categories of stocks referred to as "components" which consist of the following: (i) The Growth Component -- Securities that the port-folio manager believes have the following characteristics: stability and quality of earnings and positive earnings momentum; dominant competitive posi-tions; and demonstrate above-average growth rates as compared to published Standard & Poor's 500 Stock Index ("S&P 500") earnings projections; and (ii) The Value Component-Securities that the portfolio manager regards as fundamen-tally undervalued, i.e., securities selling at a discount to asset value and securities with a relatively low price/earnings ratio. The securities eligible for this component may include real estate stocks, such as securities of publicly-owned companies that, in the portfolio manager's judgement, offer an optimum combination of current dividend yield, expected dividend growth, and discount to current real estate value.

PORTFOLIO MANAGER - Chancellor LGT Asset Management, Inc.

RISING DIVIDENDS DIVISION

RISING DIVIDENDS SERIES
OBJECTIVE - Capital appreciation, with dividend income as a secondary objec-tive.
INVESTMENTS - Investment in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and an under-leveraged balance sheet. PORTFOLIO MANAGER - Kayne Anderson Investment Management, LLC

ALL-GROWTH DIVISION

ALL-GROWTH SERIES
OBJECTIVE - Capital appreciation.
INVESTMENTS - Investment in securities selected for their long-term growth prospects.
PORTFOLIO MANAGER - Pilgrim Baxter & Associates, Ltd.

REAL ESTATE DIVISION

REAL ESTATE SERIES
OBJECTIVE - Capital appreciation, with current income as a secondary objective. INVESTMENTS - Investment in publicly traded equity securities of companies in the real estate industry listed on national exchanges or on the National Asso-ciation of Securities Dealers Automated Quotation System.
PORTFOLIO MANAGER - EII Realty Securities, Inc.

HARD ASSETS DIVISION (FORMERLY NATURAL RESOURCES)

HARD ASSETS SERIES
OBJECTIVE - Long-term capital appreciation.
INVESTMENTS - Investment in equity and debt securities of companies engaged in the exploration, development, production, management, and distribution of hard assets.
PORTFOLIO MANAGER - Van Eck Associates Corporation

VALUE EQUITY DIVISION

VALUE EQUITY SERIES
OBJECTIVE - Capital appreciation with a secondary objective of dividend income. INVESTMENTS - Investment primarily in equity securities of U.S. and foreign issuers which, when purchased, meet quantitative standards believed by the Portfolio Manager to indicate above average financial soundness and high intrinsic value relative to price.
PORTFOLIO MANAGER - Eagle Asset Management, Inc.

STRATEGIC EQUITY DIVISION

STRATEGIC EQUITY SERIES
OBJECTIVE - Long-term capital appreciation.
INVESTMENTS - Investment primarily in equity securities based on various equity market timing techniques. The amount of the Series' assets allocated to equi-ties shall vary from time to time to seek positive investment performance from advancing equity markets and to reduce exposure to equities when risk/reward characteristics are believed to be less attractive.
PORTFOLIO MANAGER - Zweig Advisors Inc.

SMALL CAP DIVISION

SMALL CAP SERIES
OBJECTIVE - Long-term capital appreciation.
INVESTMENTS - Investment primarily in equity securities of companies that, at the time of purchase, have a total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index.
PORTFOLIO MANAGER - Fred Alger Management, Inc.

EMERGING MARKETS DIVISION

EMERGING MARKETS SERIES
OBJECTIVE - Long-term growth of capital.
INVESTMENTS - Investment primarily in equity securities of companies that are considered to be in emerging market countries in the Pacific Basin, Latin America and elsewhere. Income is not an objective, and any production of current income is considered incidental to the objective of growth of capital. PORTFOLIO MANAGER - Putnam Investment Management, Inc.

MANAGED GLOBAL DIVISION

MANAGED GLOBAL SERIES
OBJECTIVE - Capital appreciation.
INVESTMENTS - Investment primarily in common stocks of both domestic and foreign issuers.
PORTFOLIO MANAGER - Putnam Investment Management, Inc.

GROWTH OPPORTUNITIES DIVISION

GROWTH OPPORTUNITIES SERIES
OBJECTIVE - Capital appreciation.
INVESTMENTS - Investment primarily in equity securities of domestic companies emphasizing compa-
|
nies with market capitalizations of $1 billion or more.
PORTFOLIO MANAGER - Montgomery Asset Management, LLC

DEVELOPING WORLD DIVISION

DEVELOPING WORLD SERIES
OBJECTIVE - Capital appreciation.
INVESTMENTS - Investment primarily in equity securities of companies in coun-tries having economies and markets generally considered to be emerging or developing.
PORTFOLIO MANAGER - Montgomery Asset Management, LLC

LIMITED MATURITY BOND DIVISION

LIMITED MATURITY BOND SERIES
OBJECTIVE - Highest current income consistent with low risk to principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.
INVESTMENTS - Investment primarily in a diversified portfolio of limited matu-rity debt securities. No individual security will at the time of purchase have a remaining maturity longer than seven years and the dollar-weighted average maturity of the Series will not exceed five years.
PORTFOLIO MANAGER - ING Investment Management, LLC

LIQUID ASSET DIVISION

LIQUID ASSET SERIES
OBJECTIVE - High level of current income consistent with the preservation of capital and liquidity.
INVESTMENTS - Obligations of the U.S. Government and its agencies and instru-mentalities; bank obligations; commercial paper and short-term corporate debt securities.
TERM - All issues maturing in less than one year.
PORTFOLIO MANAGER - ING Investment Management, LLC

The following Divisions invest currently in designated Series of the ESS Trust. After Trust Consolidation, they will invest in designated Series of the GCG Trust.

OTC DIVISION (At the time of Trust Consolidation, the OTC Division will be renamed the Mid-Cap Growth Division and it will then invest in the Mid-Cap Growth Series of the GCG Trust.)

OTC PORTFOLIO
OBJECTIVE - Long-term growth of capital.
INVESTMENTS - Investment primarily in securities of companies that are traded principally on the over-the-counter (OTC) market.
PORTFOLIO MANAGER - Massachusetts Financial Services Company

After Trust Consolidation:

   MID-CAP GROWTH DIVISION

   MID-CAP GROWTH SERIES OF THE GCG TRUST
   OBJECTIVE - Long-term growth of capital.
   INVESTMENTS - Investment primarily in equity securities with medium market capitalization.
   PORTFOLIO MANAGER - Massachusetts Financial Services Company

RESEARCH DIVISION

RESEARCH PORTFOLIO
OBJECTIVE - Long term growth of capital and future income.
INVESTMENTS - Investment primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average pros-pects for long-term growth.
PORTFOLIO MANAGER - Massachusetts Financial Services Company

After Trust Consolidation:

   RESEARCH DIVISION

   RESEARCH SERIES OF THE GCG TRUST
   OBJECTIVE - Long-term growth of capital and future income.
   INVESTMENTS - Investment primarily in common stocks or securities convert-ible into common stocks of companies believed to possess better than average prospects for long-term growth.
   PORTFOLIO MANAGER - Massachusetts Financial Services Company

TOTAL RETURN DIVISION

TOTAL RETURN PORTFOLIO
OBJECTIVE - Above-average income consistent with prudent employment of capi-tal.
INVESTMENTS - Investment primarily in equity securities.
PORTFOLIO MANAGER - Massachusetts Financial Services Company

  TOTAL RETURN DIVISION

  TOTAL RETURN SERIES OF THE GCG TRUST
   OBJECTIVE - Above-average income consistent with prudent employment of capital.
   INVESTMENTS - Investment primarily in equity securities.
   PORTFOLIO MANAGER - Massachusetts Financial Services Company

GROWTH & INCOME DIVISION

GROWTH & INCOME PORTFOLIO
OBJECTIVE - Long-term total return.
INVESTMENTS - Investment primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both.
PORTFOLIO MANAGER - Robertson, Stephens & Company Investment Management, L.P.

After Trust Consolidation:

   GROWTH & INCOME DIVISION

   GROWTH & INCOME SERIES OF THE GCG TRUST
   OBJECTIVE - Long-term total return.
   INVESTMENTS - Investment primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both.
   PORTFOLIO MANAGER - Robertson, Stephens & Company Investment Management,
   L.P.

VALUE + GROWTH DIVISION

VALUE + GROWTH PORTFOLIO
OBJECTIVE - Capital appreciation.
INVESTMENTS - Investment primarily in mid-cap growth companies with favorable relationships between price/earnings ratios and growth rates. Mid-cap compa-nies are those with market capitalizations ranging from $750 million to approximately $2 billion.
PORTFOLIO MANAGER - Robertson, Stephens & Company Investment Management, L.P.

After Trust Consolidation:

   VALUE + GROWTH DIVISION

   VALUE + GROWTH SERIES OF THE GCG TRUST
   OBJECTIVE - Capital appreciation.
   INVESTMENTS - Investment primarily in mid-cap growth companies with favor-able relationships between price/earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to approximately $2.0 billion.
   PORTFOLIO MANAGER - Robertson, Stephens & Company Investment Management,
   L.P.

GLOBAL FIXED INCOME DIVISION

INTERNATIONAL FIXED INCOME PORTFOLIO
OBJECTIVE - High total return.
INVESTMENTS - Investment in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency posi-tions.
PORTFOLIO MANAGER - Baring International Investment Limited

After Trust Consolidation:

   GLOBAL FIXED INCOME DIVISION

   GLOBAL FIXED INCOME SERIES OF THE GCG TRUST
   OBJECTIVE - High total return.
   INVESTMENTS - Investment in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions.
   PORTFOLIO MANAGER - Baring International Investment Limited

The following Divisions invest in designated Series of the PIMCO Trust.

HIGH YIELD BOND DIVISION

PIMCO HIGH YIELD BOND PORTFOLIO

OBJECTIVE - Maximize total return.
INVESTMENTS - Invests in at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by Moody's Investor Services, Inc. or Standard & Poor's Rating Services, a Division of the McGraw Hill Cos., Inc., or, if unrated, determined by the Adviser to be of comparable quality.
PORTFOLIO MANAGER - PIMCO

STOCKSPLUS GROWTH AND INCOME DIVISION

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO
OBJECTIVE - Total return that exceeds the total return of the S&P 500. INVESTMENTS - Invests in common stocks, options, futures, options on futures and swaps consistent with its portfolio management strategy to attempt to equal or exceed the performance of the S&P 500.
PORTFOLIO MANAGER - PIMCO

CHANGES WITHIN ACCOUNT B

We may from time to time make additional divisions available. These divisions will invest in investment portfolios we find suitable for the contract. We also have the right to eliminate investment divisions from Account B, to combine two or more divisions, or to substitute a new portfolio for the port-folio in which a division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the contract. This may happen due to a change in laws or regulations, or a change in a portfo-lio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. In addition, we reserve the right to transfer assets of Account B, which we determine to be associated with the class of contracts to which your contract belongs, to another account. If necessary, we will get prior approval from the insurance department of our state of domicile before making such a substitution or transfer. We will also get any required approval from the SEC and any other required approvals before making such a substitution or transfer. We will notify you as soon as practicable of any proposed changes.

When permitted by law, we reserve the right to:

(1) deregister an Account B under the 1940 Act;

(2) operate an Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

(3) operate an Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

(4) restrict or eliminate any voting rights as to Account B; and

(5) combine Account B with other accounts.

 FACTS ABOUT THE CONTRACT


THE OWNER

You are the owner. You are also the annuitant unless another annuitant is named in the application or enrollment form. You have the rights and options described in the contract. One or more persons may own the contract.

Death of an owner activates the death benefit provision. In the case of a sole owner who dies prior to the annuity commencement date, we will pay the benefi-ciary the death benefit then due. The sole owner's estate will be the benefi-ciary if no beneficiary designation is in effect, or if the designated benefi-ciary has predeceased the owner. In the case of a joint owner of the contract dying prior to the annuity commencement date, we will designate the surviving owner(s) as the beneficiary(ies). This supersedes any previous beneficiary designation. In the case where the owner is a trust, the beneficial owner of the trust will be treated as the owner of the contract solely for the purpose of activating the death benefit provision. See Contracts Owned by Non-Natural Persons.

THE ANNUITANT

The annuitant will receive the annuity benefits of the contract if living on the annuity commencement date. If the annuitant dies before the annuity commencement date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant. Once named, neither the annuitant nor the contingent annuitant, if any, may be changed at any time.

If there is no contingent annuitant when the annuitant dies prior to the annuity commencement date, we will pay the beneficiary the death benefit then due. The beneficiary will be as provided in the beneficiary designation then in effect. If no beneficiary designation is in effect, or if there is no designated beneficiary living, the owner will be the beneficiary. If the annu-itant was the sole owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

THE BENEFICIARY

The beneficiary is the person to whom we pay death benefit proceeds if the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date. We pay death benefit proceeds to the primary bene-ficiary. See Proceeds Payable to the Beneficiary.

If the beneficiary dies before the annuitant or owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the owner (if other than the annuitant). If the owner was the annuitant, we pay any death benefit proceeds to the annuitant's estate.

One or more persons who must be individuals may be named as beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries. You may specify other than equal shares.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary must act together to exercise the rights and options under the contract.

CHANGE OF OWNER OR BENEFICIARY

During the annuitant's lifetime and while the contract is in effect, you may transfer ownership of the contract (if purchased in connection with a non-qualified plan) subject to our published rules at the time of the change. You may also change the beneficiary. To make either of these changes, you must send us written notice of the change in a form satisfactory to us. The change will take effect as of the day the notice is signed. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. See Additional Considerations, Transfer of Annuity Contracts, and Assignments.

AVAILABILITY OF THE CONTRACT

We can issue a contract if both the annuitant and the owner are not older than age 85.

TYPES OF CONTRACTS

QUALIFIED CONTRACTS
 The contract may be issued as an Individual Retirement Annuity or in connec-tion with an individual retirement account. In the latter case, the contract will be issued without an Individual Retirement Annuity endorsement, and the rights of the participant under the contract will be affected by the terms and conditions of the particular individual retirement trust or custodial account, and by provisions of the Code and the regulations thereunder. For example, the individual retirement trust or custodial account will impose minimum distribution rules, which require distributions to commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. For both Individual Retirement Annuities and indi-vidual retirement accounts, the minimum initial premium is $1,500.

 IF THE CONTRACT IS PURCHASED TO FUND A QUALIFIED PLAN OTHER THAN A ROTH IRA, DISTRIBUTION MUST COMMENCE NOT LATER THAN APRIL 1ST OF THE CALENDAR YEAR FOLLOWING THE CALENDAR YEAR IN WHICH YOU ATTAIN AGE 70 1/2.

NON-QUALIFIED CONTRACTS
 The contract may fund any non-qualified plan. Non-qualified contracts do not qualify for any tax-favored treatment other than the benefits provided for by annuities.

YOUR RIGHT TO SELECT OR CHANGE CONTRACT OPTIONS

Before the annuity commencement date, you may change the annuity commencement date, frequency of annuity payments or the annuity option by sending a written request to the Customer Service Center. The annuitant named on the application or enrollment form may not be changed at any time.

PREMIUMS

You purchase the contract with an initial premium. After the end of the free look period, you may make additional premium payments. See Making Additional Premium Payments. The minimum initial premium is $10,000 for a non-qualified contract and $1,500 for a qualified contract. If your initial premium will be $25,000 or more, we also offer DVA Series 100 through another prospectus, which is a contract with a different charging structure.

We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

QUALIFIED PLANS
 For IRA contracts, the annual premium on behalf of any individual contract may not exceed $2,000. Provided your spouse does not make a contribution to an IRA, you may set up a spousal IRA even if your spouse has earned some compensation during the year. The maximum deductible amount for a spousal IRA program is the lesser of $2,250 or 100% of your compensation reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can go to either your or your spouse's IRA in any one year. For example, $1,750 may go to your IRA and $500 to your spouse's IRA. These maximums are not applicable if the premium is the result of a rollover from another qualified plan.

 For Roth IRA contracts, the annual premium on behalf of any individual contract, together with the total amount of any contributions you have made to any non-Roth IRAs (except for rollover contributions may not exceed the lesser of $2,000 or 100% of your compensation. Contributions to a Roth IRA are subject to income limits. See IRA and Other Qualified Retirement Plans.

WHERE TO MAKE PAYMENTS
 Remit premium payments to our Customer Service Center. The address is shown on the cover. We will send you a confirmation notice.

MAKING ADDITIONAL PREMIUM PAYMENTS

You may make additional premium payments after the end of the free look period. We can accept additional premium payments until either the annuitant or owner reaches the attained age of 85 under non-qualified plans. For quali-fied plans, no contributions may be made to an IRA contract other than a Roth IRA for the taxable year in which you attain age 70 1/2 and thereafter (except for rollover contributions). The minimum additional premium payment we will accept is $500 for a non-qualified plan and $250 for a qualified plan.

CREDITING PREMIUM PAYMENTS

The initial premium will be accepted or rejected within two business days of receipt by us of a completed application or enrollment form. We may retain the initial premium for up to five days while attempting to complete an incomplete application or enrollment form. If the application or enrollment form cannot be made complete within five valuation days, the applicant or enrollee will be informed of the reasons for the delay and the initial premium will be returned immediately unless the applicant or enrollee specifically consents to our retaining the initial premium until the application or enrollment form is made complete. Thereafter, all premiums will be accepted on the day received.

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial and additional premium payments by wire order from the broker-dealer to the Customer Service Center. Such transmittals must be accom-panied by a simultaneous telephone facsimile transmission containing the essential information we require to open an account and allo-cate the premium payment.

Premium payments accepted via wire order and accompanying facsimile transmis-sions will be invested at the value next determined following receipt. Wire orders not accompanied by facsimile transmissions, or accompanied by facsimile transmissions which do not contain the essential information we require to open an account and allocate the premium payment, may be retained for a period not exceeding five business days while an attempt is made to obtain the required facsimile transmission. If the required facsimile transmission cannot be obtained within five business days, the Customer Service Center will inform the broker-dealer, on behalf of the applicant/enrollee, of the reasons for the delay and return the premium payment immediately to the broker-dealer for return to the applicant/enrollee, unless the applicant/enrollee specifically consents to allow us to retain the premium payment until the required facsimile transmission is received by the Customer Service Center.

We will issue the contract; however, until we have received and accepted at the Customer Service Center a properly completed application or enrollment form, we reserve the right to rescind the contract. If an application or enrollment form is not received within ten days of receipt of the initial premium via wire order, or if an incomplete application or enrollment form is received and cannot be completed within ten days of receipt of the initial premium, the amount of the initial premium, with any gain, will be returned to the broker-dealer for return to the applicant/enrollee. In no event will less than the full amount of the initial premium be returned to the applicant/enrollee.

On the date we receive and accept your initial or additional premium payment:

(1) We allocate the initial premium among the divisions according to your instructions, subject to any restrictions. See Restrictions on Allocation of Premium Payments. For additional premium payments, the accumulation value will increase by the amount of the premium. If we do not receive instructions from you, the increase in the accumulation value will be allocated among the divisions in proportion to the amount of accumulation value in each division as of the date we receive and accept the additional premium payment.

(2) For an initial premium, we calculate the distribution fee and any charge for premium taxes, if applicable. When an additional premium payment is made we increase any distribution fee and any charge for premium taxes, if applicable. These charges will be collected by us from the contract's accumulation value. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes).

(3) For an initial premium, we calculate the guaranteed death benefit. When an additional premium payment is made we increase the guaranteed death bene-fit.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION
 In certain states, we will also accept, by agreement with broker-dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Customer Service Center for purchase of the contract. Contact the Customer Service Center to find out about state availability.

 Upon receipt of the electronic data and wire transmittal, we will open an account and allocate the premium payment according to the client's instruc-tions. Based on the information provided, we will generate an application or enrollment form and contract to be forwarded to the applicant/enrollee for signature.

 During the period from receipt of the initial premium until the signed appli-cation or enrollment form is received, the owner may not execute any finan-cial transactions with respect to the contract unless such transactions are requested in writing and signature guaranteed.

RESTRICTIONS ON ALLOCATION OF PREMIUM PAYMENTS

We may require that the initial premium be allocated to the Specially Desig-nated Division during the free look period for initial premiums received from some states. After the free look period, if your initial premium was allocated to the Specially Designated Division, we will transfer the accumulation value to the divisions you previously selected based on the index of investment experience next computed for each division. See Measurement of Investment Experience, Index of Investment Experience and Unit Value.

YOUR RIGHT TO REALLOCATE

You may reallocate your accumulation value among the divisions of Account B at the end of the free look period. You are allowed five allocation changes per contract year without charge. There will be a charge of $25 deducted from the accumulation value for each additional allocation change. When a reallocation is made, we redeem shares of the Series underlying the divisions you are trans-ferring from at their net asset value. Reinvestment is then made in shares of the Series of the divisions you are transferring to at their net asset value. To make a reallocation change, you must provide us with satisfactory notice at our Customer Service Center.

RESTRICTIONS ON REALLOCATIONS
 Some restrictions may apply based on the free look provisions of the state where the contract is issued. See Your Right to Cancel or Exchange Your Contract.

DOLLAR COST AVERAGING OPTION

If you have at least $10,000 of accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division, you may choose to have a specified dollar amount transferred from this division to other divisions in Account B on a monthly basis. The main objective of dollar cost averaging is to attempt to shield your investment from short- term price fluctuations. Since the same dollar amount is transferred to other divisions each month, more units are purchased in a division if the value per unit is low and less units are purchased if the value per unit is high.

Therefore, a lower than average value per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluc-tuations but does not assure a profit or protect against a loss in declining markets. See Measurement of Investment Experience, Index of Investment Experi-ence and Unit Value.

This dollar cost averaging option may be elected at the time the application or enrollment form is completed or at a later date. The minimum amount that may be transferred each month is $250. The maximum amount which may be transferred is equal to the accumulation value in the Limited Maturity Bond Division or the Liquid Asset Division when elected, divided by 12.

The transfer date will be the same calendar day each month as the contract date. The dollar amount will be allocated to the divisions in which you are invested in proportion to your accumulation value in each division unless you specify otherwise. If, on any transfer date, the accumulation value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each contract year, or cancel this option by sending us satisfactory notice to the Customer Service Center at least seven days before the next transfer date. Any allocation under this option will not be included in deter-mining if the excess allocation charge will apply.

WHAT HAPPENS IF A DIVISION IS NOT AVAILABLE

When a distribution is made from an investment portfolio supporting a division of Account B in which reinvestment is not available, we will allocate the distribution, unless you specify otherwise, to the Specially Designated Divi-sion.

Such a distribution can occur when (a) an investment portfolio matures, or (b) a distribution from a portfolio or division cannot be reinvested in the port-folio or division due to the unavailability of securities for acquisition. When an investment portfolio matures, we will notify you in writing 30 days in advance of that date. To elect an allocation to other than the Specially Desig-nated Division, you must provide satisfactory notice to us at least seven days prior to the date the portfolio matures. Such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted. When a distribution from a portfolio or division cannot be reinvested in the portfolio due to the unavailability of securities for acquisition, we will notify you promptly after the allocation has occurred. If within 30 days you allocate the accumulation value from the Specially Desig-nated Division to other divisions of your choice, such allocations are not counted as an allocation change of the accumulation value for purposes of the number of free allocation changes permitted.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of the amounts in each of the divisions in which you are invested, and is the amount available for investment at any time. You select the divisions to which to allocate the accumulation value. We adjust your accumulation value on each Valuation Date to reflect the divisions' investment performance and on each contract processing date to reflect the removal of any charges. The accumulation value is applied to your choice of an annuity option on the annuity commencement date. See Choosing an Income Plan.

You may choose up to sixteen divisions and allocate your accumulation value among them in any way you choose.

ACCUMULATION VALUE IN EACH DIVISION

ON THE CONTRACT DATE
 On the contract date, the accumulation value is allocated to each division as specified on the application or enrollment form, unless the contract is issued in a state that requires the return of premium payments during the free look period, in which case, your initial premium will be allocated to the Specially Designated Division during the free look period. See Your Right to Cancel or Exchange Your Contract.

ON EACH VALUATION DATE
 At the end of each subsequent valuation period, the amount of accumulation value in each division will be calculated as follows:

 (1) We take the accumulation value in the division at the end of the preceding valuation period.

 (2) We multiply (1) by the division's net rate of return for the current valuation period.

 (3)We add (1) and (2).

 (4) We add to (3) any additional premium payments allocated to the division during the current valuation period.

 (5) We add or subtract allocations to or from that division during the current valuation period.

 (6) We subtract from (5) any partial withdrawals and any associated charges allocated to that division during the current valuation period.

 (7) We subtract from (6) the amounts allocated to that division for:

   (a) any contract fees; and

   (b) any distribution fee and any charge for premium taxes. HOWEVER, WE CURRENTLY WAIVE THE DEDUCTION OF THE CHARGE FOR PREMIUM TAXES. (See Charges and Fees, Premium Taxes.)

 All amounts in (7) are allocated to each division in the proportion that (6) bears to the accumulation value, unless the Charge Deduction Division has been specified.

MEASUREMENT OF INVESTMENT EXPERIENCE

INDEX OF INVESTMENT EXPERIENCE AND UNIT VALUE
 The investment experience of a division is determined on each valuation date. We use an index to measure changes in each division's experience during a valuation period. We set the index at $10 when the first investments in a division are made, except for the OTC, Research, Total Return, Growth and Income, and Value + Growth Divisions which started with indices of $14.79, $16.64, $13.93, $10.97 and $12.05, respectively. The index for a current valuation period equals the index for the preceding valuation period multi-plied by the experience factor for the current valuation period.

 We may express the value of amounts allocated to the divisions in terms of units. We determine the number of units for a given amount on a valuation date by dividing the dollar value of that amount by the index of investment experience for that date. The index of investment experience is equal to the value of a unit.

HOW WE DETERMINE THE
EXPERIENCE FACTOR
 For divisions of Account B the experience factor reflects the investment experience of the Series in which a division invests as well as the charges assessed against the division for a valuation period. The factor is calcu-lated as follows:

 (1) We take the net asset value of the portfolio in which the division invests at the end of the current valuation period.

 (2) We add to (1) the amount of any dividend or capital gains distribution declared for the investment portfolio and reinvested in such portfolio during the current valuation period. We subtract from that amount a charge for our taxes, if any.

 (3) We divide (2) by the net asset value of the portfolio at the end of the preceding valuation period.

 (4) We subtract the daily mortality and expense risk charge from each divi-sion for each day in the valuation period.

 (5) We subtract the daily asset based administrative charge from each divi-sion for each day in the valuation period.

 Calculations for divisions investing in a Series are made on a per share basis.

NET RATE OF RETURN FOR A DIVISION
OF ACCOUNT B
 The net rate of return for a division during a valuation period is the expe-rience factor for that valuation period minus one.

CASH SURRENDER VALUE

Your contract's cash surrender value fluctuates daily with the investment results of the divisions you have selected. We do not guarantee any minimum. On any date before the annuity commencement date while the contract is in effect, the cash surrender value is calculated as follows:

(1) We take the contract's accumulation value;

(2) We deduct any surrender charge and any unrecovered charge for premium taxes. (See Charges and Fees, Premium Taxes):

(3) We deduct any charges incurred but not yet deducted. (See Charges and Fees, Administrative Charge, Excess Allocation Charge, Partial Withdrawal Charge).

SURRENDERING TO RECEIVE THE
CASH SURRENDER VALUE

The contract may be surrendered by the owner at any time while the annuitant is living and before the annuity commencement date.

A surrender will be effective on the date your written request and the contract are received by us at our Customer Service Center and the cash surrender value is determined accordingly as of that date. All benefits under the contract will then be terminated as of that date. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. See The Annuity Options. We will usually pay the cash surrender value within seven days but we may delay payment as described in the When We Make Payments provision.

PARTIAL WITHDRAWALS

Prior to the annuity commencement date, while the annuitant is living and the contract is in effect, you may take partial withdrawals from the accumulation value by sending satisfactory notice to the Customer Service Center. Unless you specify otherwise, the amount of the withdrawal will be taken in propor-tion to the amount of accumulation value in each division in which you are invested.

There are three options available for selecting partial withdrawals, the Conventional Partial Withdrawal Option, the Systematic Partial Withdrawal Option and the IRA Partial Withdrawal Option. All three options are described below. Partial withdrawals may not be repaid, and in no event may a withdrawal amount be greater than 90% of the cash surrender value.

CONVENTIONAL PARTIAL WITHDRAWAL OPTION
 After the free look period, you may take a conventional partial withdrawal once each contract year without charge. If you take more than one conven-tional partial withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn. The minimum amount you may withdraw under this option is $1,000 and the maximum amount that may be with-drawn without incurring a surrender charge (assuming no systematic or IRA partial withdrawals are in place during that contract year) is 15% of the accumulation value. See Surrender Charges for Excess Partial Withdrawals, below.

SYSTEMATIC PARTIAL WITHDRAWAL OPTION
 This option may be elected at the time the application or enrollment form is completed, or at a later date. This option may be elected to commence in a contract year where a conventional partial withdrawal has been taken. However, it may not be elected while the IRA partial withdrawal option is in effect.

 You may choose to receive systematic partial withdrawals on a monthly or quarterly basis from the accumulation value in the divisions of Account B. The commencement of payments under this option may not be elected to start sooner than 28 days after the contract issue date. You select the date of the quarter or month when the withdrawals will be made but no later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of each month as the contract date. You may select a dollar amount or a percentage of the accumulation value as the amount of your with-drawal subject to the following maximums, but in no event can a payment be less than $100:

   FREQUENCY                                                MAXIMUM PERCENTAGE
   ---------                                                ------------------
    Monthly                                                        1.25%
   Quarterly                                                       3.75%

 If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage of the accumulation value on the withdrawal date, the amount withdrawn will be reduced so that it equals such percentage. For example, if a $500 monthly with-drawal was elected and on the withdrawal date 1.25% of the accumulation value equaled $300, the withdrawal amount would be reduced to $300. If a percentage is selected and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we would increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the minimum. If it is above the maximum percentage we will send the amount and then cancel the option. For example, if you selected 1.0% to be systematically withdrawn on a monthly basis and that amount equaled $90, and since $100 is less than 1.25% of the accumulation value, we would send $100. If 1.0% equaled $75, since $100 is more than 1.25% of the accumulation value we would send $75 and then cancel the option. In such a case, in order to receive systematic partial with-drawals in the future, you would be required to submit a new notice to our Customer Service Center.

 You may change the amount or percentage of your withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to us at our Customer Service Center at least seven days prior to the next sched-uled withdrawal date. However, you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a conventional partial withdrawal.

 There may be a surrender charge associated with a partial withdrawal in any contract year in which you receive systematic partial withdrawals and also take a conventional partial withdrawal. See Surrender Charges for Excess Partial Withdrawals, below.

IRA PARTIAL WITHDRAWAL OPTION
 If you have an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made to you to satisfy requirements imposed by Federal tax law. IRA partial withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. See Federal Tax Considera-tions, Taxation of Individual Retirement Annuities. We will send you a notice before your distributions must commence, and you may elect this option at that time, or at a later date. You may not elect IRA partial withdrawals while the systematic partial withdrawal option is in effect. If you do not elect the IRA partial withdrawal option, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law will be made. Thus, if the systematic partial withdrawal option is in effect, distribution under that option must be adequate to satisfy the mandatory distribution rules imposed by Federal tax law.

 You may choose to receive IRA partial withdrawals on a monthly, quarterly or annual frequency. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of the month as the contract date.

 We will determine the amount that is required to be withdrawn from your contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. At the time we determine the required partial with-drawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the partial withdrawal amount is greater than the accumulation value, we will cancel the contract and send you the amount of the cash surrender value.

 You may change the payment frequency of your withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date.

 There may be a surrender charge associated with a partial withdrawal in any contract year during which you receive IRA partial withdrawals and take a conventional partial withdrawal. See Surrender Charges for Excess Partial Withdrawals, below.

SURRENDER CHARGES FOR EXCESS PARTIAL WITHDRAWALS
 An excess partial withdrawal is the amount by which annualized partial with-drawals for a contract year exceed 15% of the accumulation value on the date of the withdrawal. Any partial withdrawal and any combination of partial withdrawals either taken during a contract year or expected to be received in a contract year will be taken into account in determining the amount of the excess partial withdrawal. An excess partial withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge applicable to the accumulation value. Such amount will be deducted from the accumulation value in proportion to the accumula-tion value in each division from which the excess partial withdrawal was taken.

 An excess partial withdrawal will result in the imposition of a surrender charge and a corresponding reduction in the remaining surrender charge that subsequently can be imposed under the contract. For example the following assumes a conventional partial withdrawal of $17,200 is taken at the begin-ning of the fourth contract year. A contract with a current surrender charge of $3,000 (an initial surrender charge of $6,000 reducing at the rate of $1,000 per contract year for six years), has an accumulation value of $100,000.

 In this example, $15,000 (15% of accumulation value) may be withdrawn during the contract year without the imposition of a surrender charge. The excess partial withdrawal is the amount by which the withdrawal is in excess of the maximum ($17,200 - $15,000 = $2,200). The excess is calculated as a percentage of the accumulation value ($2,200/$100,000 = .022). Applying this percentage to the current amount of the surrender charge ($3,000 X .022 = $66) determines the amount to be deducted from the accumulation value as of the date of the withdrawal.

 If the contract were surrendered following the partial withdrawal, the surrender charge would be $2,934 ($3,000 - $66). If instead, the contract were surrendered at the beginning of the fifth year assuming no further partial withdrawals, the surrender charge would be $1,934 ($2,000 - $66).

 Contracts with a contract date prior to May 3, 1993 and the prospectus deliv-ered in connection with such contracts, described this provision as accelera-tion of recovery of deferred loading, which is the functional equivalent of the assessment of a surrender charge for excess partial withdrawals. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described this provision as acceleration of recovery of deferred loading.

PARTIAL WITHDRAWALS IN GENERAL
 CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING PARTIAL WITHDRAWALS. A partial withdrawal made before the taxpayer reaches age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. Please refer to Federal Tax Considerations for more details.

PROCEEDS PAYABLE TO THE BENEFICIARY
If either the annuitant (when there is no contingent annuitant) or owner dies prior to the annuity commencement date, we will pay the beneficiary the death benefit proceeds under the contract. Such amount may be received in a single sum or applied to any of the annuity options. See The Annuity Options. If we do not receive a request to apply the death benefit proceeds to an annuity option, a single sum distribution will be made. We may reduce the death benefit proceeds payable under certain group or sponsored arrangements. See Group or Sponsored Arrangements.

If the annuitant and owner are both age 75 or younger at issue (age 80 or younger for contracts with a contract date before November 6, 1992) the death benefit is the greater of the accumulation value and the guaranteed death bene-fit.

MAXIMUM GUARANTEED DEATH BENEFIT
 This amount is calculated as follows:

 (1)We determine the total premiums paid;

 (2)We multiply (1) by two;

 (3) We determine the total partial withdrawals taken; and

 (4) We subtract (3) from (2).

GUARANTEED DEATH BENEFIT
 On the contract date the guaranteed death benefit is equal to the initial premium. On subsequent valuation dates, the guaranteed death benefit is calculated as follows:

 (1) We take the guaranteed death benefit from the prior valuation date;

 (2) We calculate interest on (1) for the current valuation period at an annual rate of 7% (the guaranteed death benefit interest rate), except that with respect to amounts in the Liquid Asset Division, the interest rate applied to such amounts will be the net rate of return for the Liquid Asset Division during the current valuation period, if it is less than 7%; (Under contracts with a contract date before November 6, 1992, the

    7% test for the Liquid Asset Division does not apply.);

 (3) We add (1) and (2);

 (4) We add to (3) any additional premiums paid during the current valuation period; and,

 (5) We subtract from (4) any partial withdrawals made during the current valuation period.

 If (5) is greater than the maximum guaranteed death benefit, we will pay the maximum guaranteed death benefit.

 If the annuitant or owner is age 76 or older at issue (age 81 or older for contracts with a contract date before November 6, 1992), the death benefit is the greater of:

 (1) The cash surrender value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

DEATH BENEFIT FOR CONTRACTS PURCHASED IN NORTH CAROLINA WITH A CONTRACT DATE BEFORE NOVEMBER 6, 1992
 If the annuitant and owner are both age 80 or younger at issue the death benefit is the greater of:

 (1) The accumulation value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

 If the annuitant or owner is age 81 or older at issue, the death benefit is the greater of:

 (1) The cash surrender value; and

 (2) The sum of the premiums paid, less any partial withdrawals.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
 We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

REPORTS TO OWNERS
We will send you a report once each contract quarter within 31 days after the end of each contract quarter. The report will show the accumulation value, the cash surrender value, and the death benefit as of the end of the contract quar-ter.

The report will also show the allocation of the accumulation value as of such date and the amounts deducted from or added to the accumulation value since the last report. The report will also include any other information that may be currently required by the insurance supervisory official of the jurisdiction in which the contract is delivered. We will also send you copies of any share-holder reports of the portfolios or securities in which Account B invests, as well as any other reports, notices or documents required by law to be furnished to contract owners.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and the cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

However, we may delay payment of amounts derived from the divisions if it is not practical for us to value or dispose of shares of Account B because:

(1)The NYSE is closed for trading;

(2) The SEC determines that a state of emergency exists;

(3) An order or pronouncement of the SEC permits a delay for the protection of contract owners; or,

(4) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

During such times, as to amounts allocated to the divisions, we may delay:

(1) Determination and payment of any cash surrender value;

(2) Determination and payment of any death benefit if death occurs before the annuity commencement date;

(3) Allocation changes of the accumulation value; or,

(4) Application under an annuity option of the accumulation value.

 CHARGES AND FEES


We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts, for providing the benefits payable thereunder and for bearing various risks there-under. The amount of a charge will not necessarily correspond to the costs associ-ated with providing the services or benefits indicated by the designation of the charge. For example, the Surrender Charge collected may not fully cover all of the distribution expenses incurred by us. In the event there are any profits from fees and charges deducted under the contract, including but not limited to mortality and expense risk charges, such profits could be used to finance distribution of contracts.

CHARGE DEDUCTION DIVISION
You may specify on the application or enrollment form if you wish to use the Charge Deduction Division Option. If you so specify, all charges against the accumulation value will be deducted from the Liquid Asset Division. If the amount of the charge is greater than the amount in the division, the charge will be deducted proportionately from all the divisions in which you are invested. You may also choose to elect or cancel this option while the contract is in force by sending us satisfactory notice to our Customer Service Center. If you do not elect this option, the charges will be deducted proportionately from all the divisions in which you are invested.

CHARGES DEDUCTED FROM THE ACCUMULATION VALUE
We invest the entire amount of the initial and any additional premium payments in the divisions you select, subject to certain restrictions. See Restrictions on Allocation of Premium Payments. We then periodically deduct certain amounts from your accumulation value. We may reduce certain fees and charges, including any distribution fees, surrender, administration, and mortality and expense risk charges, under group or sponsored arrangements. See Group or Sponsored Arrangements. Charges are deducted proportionately from all divisions in which you are invested, unless you have elected the Charge Deduction Division. The charges we deduct are:

DISTRIBUTION FEE
 We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract processing period for a period of six years from the date we receive and accept each premium payment.

SURRENDER CHARGE
 A surrender charge is imposed as a percentage of premium if the contract is surrendered or an excess partial withdrawal is taken during the six year period from the date we receive and accept each premium payment. The percentage imposed at the time of surrender or excess partial withdrawal depends on the distribution fee collected to the time the contract is surren-dered or the excess partial withdrawal is taken. The surrender charge in the first contract year is 6.00% and reduces by 1.00% each year during the six year period from the date we receive and accept each premium payment.

 Contracts with a contract date prior to May 3, 1993 and the prospectus deliv-ered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

 If your initial premium will be $25,000 or more, we also offer DVA Series 100 through another prospectus, which is a contract with a different charging structure.

PREMIUM TAXES
 We make a charge for state and local premium taxes in certain states which can range from 0% to 3.5% of premium. The charge depends on the annuitant's or owner's state of residence, as applicable. We reserve the right to change this amount to conform with changes in the law or if the annuitant changes state of residence.

 Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from your accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states we initially advance the amount of the charge for premium taxes to your accumulation value and then deduct it in equal installments on each contract processing date over a six year period.

 CURRENTLY, IN THOSE STATES WHERE WE ADVANCE THE CHARGE FOR PREMIUM TAXES, WE WILL WAIVE THE DEDUCTION OF THE APPLICABLE INSTALLMENTS OF THE CHARGE FOR PREMIUM TAXES ON EACH CONTRACT PROCESSING DATE. HOWEVER, WE WILL DEDUCT THE UNRECOVERED CHARGE FOR PREMIUM TAXES (NOT INCLUDING INSTALLMENTS WHICH WERE WAIVED) WHEN DETERMINING THE CASH SURRENDER VALUE PAYABLE IF YOU SURRENDER YOUR CONTRACT. WE RESERVE THE RIGHT TO DEDUCT THE TOTAL AMOUNT OF THE CHARGE FOR

 PREMIUM TAXES PREVIOUSLY WAIVED AND UNRECOVERED ON THE ANNUITY COMMENCEMENT
 DATE.

 In those cases when we advance the charge for premium taxes, since the charge for premium taxes is advanced to the accumulation value, a positive net rate of return will give a higher cash surrender value and a negative net rate of return will give a lower cash surrender value than would be the case had the charge for premium taxes been deducted from your premium payment.

ADMINISTRATIVE CHARGE
 The administrative charge is incurred at the beginning of the contract processing period and deducted at the end of each contract processing period. We deduct this charge when determining the cash surrender value payable if you surrender the contract prior to the end of a contract processing period. The amount deducted is $40 per contract year if total premiums paid in the first contract year are less than $100,000. If the total premium paid in the first contract year equals $100,000 or more, the charge is zero. See Asset Based Administration Charge below.

EXCESS ALLOCATION CHARGE
 We currently do not assess a charge for allocation changes made during a Contract Year. We reserve the right, however, to assess a $25 charge for each allocation change after the twelfth allocation change in a Contract Year. This amount represents the maximum we will charge. The charge would be deducted from the division(s) from which each such reallocation is made in proportion to the amount being transferred from each such division unless you have chosen to use the Charge Deduction Division. Any allocation(s) or trans-fer(s) due to the election of the Dollar Cost Averaging Option and realloca-tion under the provision What Happens if a Division is Not Available will not be included in determining if the excess allocation charge should apply.

PARTIAL WITHDRAWAL CHARGE
 If you take more than one conventional partial withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount with-drawn for each additional conventional partial withdrawal. The charge is deducted from the division(s) from which each such partial withdrawal is made in proportion to the amount being withdrawn from each division unless you have chosen to use the Charge Deduction Division. See Partial Withdrawals, Conventional Partial Withdrawal Option.

CHARGES DEDUCTED FROM THE DIVISIONS

MORTALITY AND EXPENSE RISK CHARGE
 The daily charge is at the rate of 0.002477% (equivalent to an annual rate of 0.90%) on the assets in each division.

ASSET BASED ADMINISTRATIVE CHARGE
 We will deduct a daily administrative charge from the assets in each division of the Accounts. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each division.

TRUST EXPENSES
There are fees and charges deducted from each Series of the Trusts. Please read the respective Trust prospectus for details.

 CHOOSING AN INCOME PLAN


THE INCOME PLAN
If the annuitant and owner are living on the annuity commencement date, we will begin making payments to the annuitant under an income plan. We will make these payments under the annuity option chosen in the application or enroll-ment form or as subsequently changed. You may change an annuity option by making a written request to us at least 30 days prior to the annuity commence-ment date of the contract. The amount of the payments will be determined by applying the accumulation value on the annuity commencement date in accordance with The Annuity Options section below. See When We Make Payments.

You may also elect an annuity option on surrender of the contract for its cash surrender value or, you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity commencement date. If, at the time of the annuitant's or owner's death, no option has been chosen for paying death benefit proceeds, the beneficiary may choose an option within one year.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the accumulation value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each option we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefits, we require the return of the contract. If your contract has been lost, we will require that you complete and return the applicable lost contract form. Various factors will affect the level of annuity benefits including the annuity option chosen, the assumed interest rate used and the investment results of the division(s) in which the accumula-tion value has been invested.

Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. The amount of the payments will depend only on the form and duration of payments chosen, the age of the annuitant or beneficiary (and sex, where appropriate), the total accumulation value applied to purchase the fixed option, and the applicable payment rate.

Our approval is needed for any option where:

(1) The person named to receive payment is other than the owner or benefi-ciary;

(2) The person named is not a natural person, such as a corporation; or

(3) Any income payment would be less than the minimum annuity income payment allowed.

ANNUITY COMMENCEMENT DATE SELECTION
You select the annuity commencement date in the application or enrollment form. You may select any date following the third contract anniversary but before the contract processing date in the month following the annuitant's 90th birthday. If you do not select a date, the annuity commencement date will be in the month following the annuitant's 90th birthday. However, in the state of Pennsylvania the annuity commencement date may not be later than in the month following the annuitant's 85th birthday for annuitants with an issue age of 80 and under. For contracts with contract dates before May 3, 1993, different annuity commencement date limitations may apply. If the annuity commencement date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the contract will not be considered an annuity for Federal tax purposes. See Federal Tax Considerations. For a contract purchased in connection with a qualified plan other than a Roth IRA, distribution must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Consult your tax advisor.

FREQUENCY SELECTION
You choose the frequency of the annuity payments. They may be monthly, quar-terly, semi-annually or annually. If we do not receive written notice from you, the payments will be made monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
There are four options to choose from as shown below. Options 1 through 3 are fixed and option 4 is variable. For a fixed option, the accumulation value is transferred to the general account.

OPTION 1. INCOME FOR A FIXED PERIOD
 Payment is made in equal installments for a fixed number of years based on the accumulation value as of the annuity commencement date. We guarantee that each monthly payment will be at least the amount set forth in the contract. Guaranteed amounts for annual, semi-annual and quarterly payments are avail-able upon request. Illustrations are available upon request. If the cash surrender value or accumulation value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the annuitant reaches age 59 1/2.

OPTION 2. INCOME FOR LIFE
 Payment is made in equal monthly installments and guaranteed for at least a period certain. The period certain can be 10 or 20 years. Other periods certain are available on request. A refund certain may be chosen instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount set forth in the contract corresponding to the person's age on his or her last birthday before the option's effective date. Amounts for ages not shown in the contract are available upon request.

OPTION 3. JOINT LIFE INCOME
 This option is available if there are two persons named to receive payments. At least one of the persons named must be either the owner or beneficiary of the contract. Monthly payments are guaranteed and are made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

OPTION 4. ANNUITY PLAN
 An amount can be used to buy any single premium annuity we offer on the option's effective date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided by the option agreement. The amounts still due are determined as follows:

(1) For options 1, 2, or any remaining guaranteed payments, payments will be continued. Under options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is 3% for option 1 and 3.50% for option 2 per year. We will however, base the discount interest rate on the interest rate used to calculate the payments for options 1 and 2 if such payments were not based on the tables in the contract.

(2) For option 3, no amounts are payable after both named persons have died.

(3) For option 4, the annuity agreement will state the amount due, if any.

 OTHER INFORMATION


OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS ON THE APPLICATION OR ENROLLMENT FORM
 If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the contract shall be those that the premium payment would have bought at the correct age or sex.

SENDING NOTICE TO US
 Any written notices, inquiries or requests should be sent to our Customer Service Center. Please include your name, your contract number and, if you are not the annuitant, the name of the annuitant.

ASSIGNING THE CONTRACT AS COLLATERAL
 You may assign a non-qualified contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. See Additional Considerations, Transfer of Annuity Contracts, and Assignments. An assignment may have Federal tax consequences. See Federal Tax Considerations.

 You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NON-PARTICIPATING
 The contract does not participate in the divisible surplus of Golden Ameri-can.

AUTHORITY TO MAKE AGREEMENTS
 All agreements made by us must be signed by our president or a vice president and by our secretary or an assistant secretary. No other person, including an insurance agent or broker, can change any of the contract's terms, make any agreements binding on us or extend the time for premium payments.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We reserve the right to make changes in the contract to the extent we deem it necessary to continue to qualify the contract as an annuity. Any such changes will apply uniformly to all contracts that are affected. You will be given advance written notice of such changes.

YOUR RIGHT TO CANCEL OR EXCHANGE YOUR CONTRACT

CANCELLING YOUR CONTRACT
 You may cancel your contract within your free look period, which is ten days after you receive your contract. For purposes of administering our allocation and administrative rules, we deem this period to expire 15 days after the contract is mailed to you. Some states may require a longer free look period. If you decide to cancel, you may mail or deliver the contract to us at our Customer Service Center. We will refund the accumulation value plus any charges we deducted, and the contract will be voided as of the date we receive the contract and your request. Some states require that we return the premium paid. In these states, we require that your premium be allocated to the Specially Designated Division during the free look period. If you exer-cise your right to cancel, we will return the greater of (a) the premium invested and (b) the accumulation value of your contract plus any amounts deducted under the contract or by the Trust for taxes, charges or fees. If you do not choose to exercise your right to cancel during the free look period, then at the end of the free look period your money will be invested in the division(s) chosen by you, based on the index of investment experience next computed for each division. See Measurement of Investment Experience, Index of Experience and Unit Value.

EXCHANGING YOUR CONTRACT
 For information regarding exchanges under Section 1035, of the Internal Revenue Code of 1986, as amended, see Federal Tax Considerations.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any distribution fee, surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or reduce the death benefit proceeds payable. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our require-ments for size and number of years in existence. Group or sponsored arrange-ments that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when an application or enrollment form for a contract is approved. We may change these rules from time to time. Any variation in the distribution fee or administrative charge will reflect differences in costs or services and will not be unfairly discriminatory.

SELLING THE CONTRACT
DSI is principal underwriter and distributor of the contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distribution agreement. The offering of the contract will be continuous.

DSI has entered into and will continue to enter into sales agreements with broker-dealers to solicit for the sale of the contract through registered representatives who are licensed to sell securities and variable insurance products including variable annuities. These agreements provide that applica-tions for contracts may be solicited by registered representatives of the broker-dealers appointed by Golden American to sell its variable life insur-ance and variable annuities. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities. The writing agent will receive commissions of up to 6% of any initial or addi-tional premium payments made.

REINSURANCE
Golden American reinsures its mortality risk associated with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

 REGULATORY INFORMATION


VOTING RIGHTS
We will vote the shares of the Trusts owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of the Trusts in our own right, we may decide to do so.

We determine the number of shares that you have in a division by dividing the contract's accumulation value in that division by the net asset value of one share of the portfolio in which a division invests. Fractional votes will be counted. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instruc-tions by mail at least 10 days before the meeting.

If we do not get your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that divi-sion. We will also vote shares we hold in Account B which are not attributable to owners in the same proportion.

STATE REGULATION
We are regulated and supervised by the Insurance Department of the State of Delaware, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable contract offered by this prospectus has been approved by the Insurance Depart-ment of the State of Delaware and by the Insurance Departments of other juris-dictions.

We are required to submit annual statements of our operations, including finan-cial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company and its subsidiaries, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or mate-rial settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Separate Account B or the Company.

LEGAL MATTERS
The legal validity of the contract described in this prospectus has been passed on by Myles R. Tashman, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

EXPERTS
The financial statements of Golden American Life Insurance Company, Separate Account B appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Informa-tion and in the Registration Statement and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

 FEDERAL TAX CONSIDERATIONS


INTRODUCTION
The contract is designed for use by individuals or groups in retirement plans which are qualified under Section 408 or non-qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts paid for the contract, on the investment return on assets held under the contract, on annuity payments and on the economic benefits to the owner, annuitant or beneficiary depends upon the terms of the contract, upon Golden American's tax status and upon the tax status of the individuals concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Golden American's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "IRS"). For a discussion of Federal income taxes as they relate to the Trusts, please see the accompanying prospectus for the respective Trust.

GOLDEN AMERICAN TAX STATUS
Golden American is taxed as a life insurance company under Part I of Subchapter L of the Code. Since Account B is not a separate entity from Golden American and its operations form a part of Golden American, it will not be taxed sepa-rately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Account B are reinvested and taken into account in determining the accumulation value. Under existing Federal income tax law, Golden American does not incur tax on Account B's investment income, including realized net capital gains. Golden American reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

TAXATION OF NON-QUALIFIED ANNUITIES

1. IN GENERAL
 Code (S)72 generally governs the taxation of non-qualified annuities. Under this provision, except as described below, any increase in the contract's value is generally not taxable to the owner until a distribution is made from the contract, either in the form of annuity payments as contemplated by the contract, or in some other form of distribution. (For purposes of this rule, the amount of any indebtedness that is secured by a pledge or assignment of the contract is treated as a payment received on account of a partial with-drawal from the contract.) However, this rule applies only if (1) the invest-ments of Account B are "adequately diversified" in accordance with Treasury Depart-ment regulations, (2) Golden American, rather than the owner, is considered the owner of the assets of Account B for Federal income tax purposes, and (3) the owner is an individual.

 Diversification Requirements. Treasury Department regulations ("Regulations") issued under Code (S)817 (h) prescribe the manner in which the investments of a segregated asset account, such as Account B, are to be "adequately diversi-fied." The Regulations generally require that on the last day of each quarter of a calendar year (i) no more than 55% of the value of each segregated asset account is represented by any one investment; (ii) no more than 70% is repre-sented by any two investments; (iii) no more than 80% is represented by any three investments; and (iv) no more than 90% is represented by any four investments. For purposes of complying with these requirements, all securi-ties of the same issuer are treated as a single investment, and each U.S. government agency or instrumentality will be treated as a separate issuer. In addition, where a segregated asset account invests in other regulated invest-ment companies or certain other entities (e.g., the divisions of Account B do), a "look-through" rule applies and, as a result, each division of an account must be tested for compliance with the percentage limitations by looking through to the assets of that division.

 If Account B failed to comply with these diversification standards, the contract would not be treated as an annuity contract for Federal income tax purposes and the owner would generally be taxable currently on the income on the contract (as defined in the tax law) beginning with the first period of non-diversification. Golden American expects that Account B, including each of the divisions, will comply with the diversification requirements prescribed by the Regulations.

 Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the segregated asset account, such as Account B, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of the segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

 The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the owner of this contract has the choice of more investment options to which to allocate premium payments and accumulation values, and may be able to transfer among investment options more frequently, than in such rulings. In addition, the owner of this contract has the choice of certain investment options which may be more similar to each other in their investment objectives than in such rulings. These differences could result in the owner being treated as the owner of a portion of the assets of Account B. In addition, Golden American does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Golden American therefore reserves the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of Account B.

 Frequently, if the IRS or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the IRS or the Treasury Department were to issue regulations or a ruling which treated an owner of this contract as the owner of Account B, that treatment might apply on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an owner might retroactively be determined to be the owner of the assets of Account B.

 Non-Natural Owner. As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special excep-tion will not apply in the case of any employer who is the nominal owner of a contract under a non-qualified deferred compensation arrangement for its employees.

 In addition, exceptions to the general rule for non-natural owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) contracts issued in connection with certain qualified plans, including certain Roth IRA contracts, (3) contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

 In addition to the foregoing, if the contract's annuity commencement date occurs at a time when the annuitant is at an advanced age, such as over age 85, it is possible that the owner will be taxable currently on the annual increase in the accumulation value. The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes.

2. WITHDRAWALS PRIOR TO THE ANNUITY COMMENCEMENT DATE
 Code (S)72 provides that the proceeds of a total surrender of a contract prior to the annuity commencement date will be taxed to the extent that the amount distributed exceeds the "investment in the contract" and that any conventional or systematic partial withdrawal from a contract prior to the annuity commencement date will be treated as taxable income to the extent the amount held under the contract immediately before the withdrawal occurs exceeds the "investment in the contract." The "investment in the contract" is defined in the Code as that portion, if any, of premium payments by or on behalf of an individual under a contract which was not excluded from the individual's gross income at the time of such payment less any amounts previ-ously received under the contract which were excluded from the individual's gross income at the time of their receipt. The taxable portion of any distri-bution received prior to the annuity commencement date will be subject to tax at ordinary income tax rates. For purposes of this rule, a pledge or assign-ment of a contract is treated as a payment received on account of a partial withdrawal of a contract.

 In the case of systematic partial withdrawals, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial withdrawal prior to the annuity commencement date, as described above. However, there is some uncertainty regarding the tax treatment of systematic partial withdrawals, and it is possible that additional amounts may be includible in income.

 In addition, the contract provides a death benefit that in certain circum-stances may exceed the greater of the premium payments and the accumulation value. As described elsewhere in this prospectus, Golden American imposes certain charges with respect to, among other things, the death benefit. It is possible that some portion of those charges could be treated for Federal tax purposes as a partial withdrawal from the contract.

3. ANNUITY PAYMENTS AND WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE Proceeds of a total surrender of the contract after the annuity commencement date are taxable to the extent the proceeds exceed the investment in the contract. In addition, proceeds of a partial withdrawal after the annuity commencement date are fully taxable. Also, a portion of each annuity payment under the contract is taxable if the value of the contract exceeds the investment in the contract. The taxable portion of an annuity payment will be subject to tax at ordinary income tax rates.

 For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract (allocated to the fixed annuity option) bears to the total expected amount of fixed annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates.

 For variable annuity payments, in general, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract (allocated to the variable annuity option) by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income rates.

 Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

 If amounts have become payable under the contract (such as where the owner elects to surrender an amount) and if the distribution-at-death rules do not apply to such amount, the amount will be treated as a partial or full surrender for Federal income tax purposes if applied under an annuity option later than 60 days after the time when the amount became payable. Thus, if such an amount is applied under an annuity option after the 60 day period, it will be treated as a partial or full surrender, even if the full amount has not been distributed from the contract.

4. WITHHOLDING AND REPORTING REQUIREMENTS
 Golden American will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the taxpayer notifies Golden American at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments typically are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the annuity commencement date) is 10%. Golden American also has tax reporting obligations with respect to distributions from the contract.

5. PENALTY TAX ON CERTAIN WITHDRAWALS
 With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the owner, or where the owner is not an individual, the death of the "primary annuitant" (i.e., the indi-vidual the events in whose life are of primary importance in affecting the timing or amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code (S)72(m)(7);
 (iii) which are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his benefi-ciary; (iv) from a qualified plan; (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code (S)130(d)); (vii) under an immediate annuity contract, or
 (viii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee sepa-rates from service.

 If the penalty tax does not apply to a withdrawal as a result of the applica-tion of item (iii) above, and the series of payments is subsequently modified (other than by reason of death or disability), the tax for the year when the modification occurs will be increased by an amount (as determined by regula-tions) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place
 (a) before the close of the period which is within five years of the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

 In the case of systematic withdrawals, it is unclear whether such withdrawals will qualify for exception (iii) above.

TAXATION OF INDIVIDUAL RETIREMENT ANNUITIES
Code (S)408 permits individuals or their employers to contribute to an indi-vidual retirement program known as an Individual Retirement Annuity. If the contract is used for this purpose, the owner must be the annuitant. In addi-tion, distributions from certain other types of qualified retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis.

Individual Retirement Annuities are subject to limitations on the amount which may be contributed and the time when distributions may commence. Tax penalties may apply to contributions in excess of specified limits, loans or assign-ments, distributions in excess of a specified amount annually or that do not meet specified requirements, and in certain other circumstances.

Under the Internal Revenue Code, distributions from qualified retirement plans, including Individual Retirement Annuities, Simplified Employee Pensions, and Tax Sheltered Annuities, generally must begin not later than April 1st of the calendar year following the calendar year in which an owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. See the Statement of Additional Information for a discussion of the various special rules concerning the minimum distribution requirements.

If all premium payments made to an Individual Retirement Annuity were deduct-ible, all amounts distributed from the contract are included in the recipi-ent's income when distributed. However, if nondeductible premium payments were made to the Individual Retirement Annuity (within the limits allowed by the tax law), a portion of each distribution from the contract typically is included in income when it is distributed. In such a case, any amount distrib-uted as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a non-qualified contract, treating the investment in the contract as the sum of the non-deductible premium payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the amount held under the contract. The amount includible in income may be subject to a 10% penalty tax if the recipient is under age 59 1/2.

Individual Retirement Annuities generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the accumulation value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

Subject to certain direct rollover and mandatory withholding requirements (discussed below), amounts generally may be "rolled over" from a qualified retirement plan to an Individual Retirement Annuity (or from an Individual Retirement Annuity or individual retirement account to an Individual Retire-ment Annuity) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or Individual Retirement Annuities may be rolled over.

In the case of annuity contracts used in connection with a pension, profit-sharing, or annuity plan qualified under Code (S)401(a) or (S)403(a), or in the case of a Code (S)403(b) "Tax Sheltered Annuity," any "eligible rollover distribution" from the contract will be subject to direct rollover and manda-tory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Code (S)401(a), qualified annuity plan under Code (S)403(a), or Code (S)403(b) Tax Sheltered Annuity or custodial account, excluding certain amounts (such as minimum distributions required under Code (S)401 (a) (9) and distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more. Under these requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution. In addition, the participant in these qualified retirement plans cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the participant elects to have amounts directly transferred to certain qualified retirement plans (such as to this contract when issued as an Individual Retirement Annuity).

It is important that you consult your tax advisor before purchasing an Indi-vidual Retirement
Annuity.

 ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
In order to be treated as an annuity contract for Federal tax purposes, a non-qualified contract must provide the following two distribution rules: (a) if any holder dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, the remainder of his or her interest will be distributed at least as quickly as under the method of distribution in effect on the holder's death; and (b) if any holder dies before the annuity commencement date, the entire interest in the contract must generally be distributed within five years after the date of death, or to the extent such interest is payable to a designated beneficiary, such interest must be distrib-uted over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as the distributions begin within one year after the date of death. If the beneficiary is the surviving spouse of the holder, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse. Before the annuity commencement date, the holder will generally be the owner, and after the annuity commencement date, the holder generally may be the annuitant and the owner.

Where the holder is not an individual, solely for the purpose of the distribu-tion at death rules, the primary annuitant is considered the holder. The primary annuitant is the individual the events in the life of whom are of primary importance in affecting the timing or amount of payment under a contract. Finally, in the case of joint holders, the distribution will be required at the death of the first of the holders to die.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a non- qualified contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(b) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.
TRANSFER OF ANNUITY CONTRACTS
Transfers of non-qualified annuity contracts for less than the full and adequate consideration will trigger tax on the gain in the contract, at the time of such transfer, with the transferee getting a step-up in basis for the amount included in the owner's income. Such a transfer could result on the annuity commencement date if the annuitant is not the owner or the owner's spouse. This provision does not apply to transfers between spouses or incident to a divorce.

(S)1035 EXCHANGES
Code (S)1035 provides that no gain or loss shall be recognized on the exchange of an annuity contract for another. If the exchanged contract was issued prior to August 14, 1982, the tax rules which formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's invest-ment in the contract, will continue to apply to the new contract. In contrast, contracts issued on or after January 19, 1985, in a Code (S)1035 exchange are treated as new contracts for purposes of the penalty tax and distribution-at-death rules. Special rules and procedures apply to Code (S)1035 transactions. Prospective owners wishing to take advantage of Code (S)1035 should consult their tax advisors.

ASSIGNMENTS
A transfer of ownership, a collateral assignment, or the designation of an annuitant or other beneficiary who is not also the owner may result in tax consequences to the owner, annuitant or beneficiary that are not discussed herein. An owner contemplating such a transfer or assignment of a contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE
For purposes of determining the amount of any distribution under Code (S)72(e) (amounts not received as annuities) that is includible in gross income, all non-qualified deferred annuity contracts issued by the same (or affiliate) insurer to the same owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's annuity starting date (as defined in the tax law), such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regula-tions that prevent the avoidance of (S)72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same owner. Accordingly, an owner should consult a competent tax advisor before purchasing more than one annuity contract.

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

ITEM                                                                        PAGE
INTRODUCTION...............................................................    1
Description of Golden American Life Insurance Company......................    1
Safekeeping of Assets......................................................    1
The Administrator..........................................................    1
Independent Auditors.......................................................    1
Distribution of Contracts..................................................    2
Performance Information....................................................    2
IRA Partial Withdrawal Option..............................................    9
Other Information..........................................................    9
Financial Statements of Separate Account B.................................   10
Financial Statements of Golden American Life Insurance Company.............   10
Appendix -- Description of Bond Ratings....................................  A-1

--------------------------------------------------------------------------------
                STATEMENT OF ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER, THE ADDRESS IS SHOWN ON THE COVER.

 ................................................................................

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPA-RATE ACCOUNT B

                              PLEASE PRINT OR TYPE

                     -------------------------------------
                                      NAME
                     -------------------------------------
                             SOCIAL SECURITY NUMBER
                     -------------------------------------
                                 STREET ADDRESS
                     -------------------------------------
                                CITY, STATE, ZIP

(DVA 5/98 6%)

 ................................................................................

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       Golden American Life Insurance Company is a stock company domiciled in Wilmington, Delaware

G 3107 5/98

                       STATEMENT OF ADDITIONAL INFORMATION

                                GOLDENSELECT DVA


                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    issued by

                        SEPARATE ACCOUNT B ("Account B")



                                       of

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE GOLDEN AMERICAN LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO GOLDEN AMERICAN LIFE INSURANCE COMPANY, CUSTOMER SERVICE CENTER, P.O. BOX 8794, WILMINGTON, DE 19899-8794 OR TELEPHONE 1-800-366-0066.





DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION: May 1, 1998

                                TABLE OF CONTENTS


 ITEM                                                                       PAGE
 ----                                                                       ----

Introuction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Description of Golden American Life Insurance Company. . . . . . . . . . . .  1
Safekeeping of Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
The Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
Distribution of Contracts. . . . . . . . . . . . . . . . . . . . . . . . . .  2
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . .  2
IRA Partial Withdrawal Option. . . . . . . . . . . . . . . . . . . . . . . .  6
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
Financial Statements of Separate Account B . . . . . . . . . . . . . . . . .  7
Financial Statements of Golden American Life Insurance Company . . . . . . .  7
Appendix - Description of Bond Ratings

                                  INTRODUCTION


     This Statement of Additional Information provides background information regarding Account B.


              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


     Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. From January 2, 1973 through December 31, 1987, the name of the company was St. Paul Life Insurance Company. On December 31, 1987, after all of St. Paul Life Insurance Company's business was sold, the name was changed to Golden American. On March 7, 1988, all of the stock of Golden American was acquired by The Golden Financial Group, Inc. ("GFG"), a financial services holding company. On October 19, 1990, GFG merged with and into MBL Variable, Inc. ("MBLV"), a wholly owned direct subsidiary of The Mutual Benefit Life Insurance Company ("MBL"). On January 1, 1991, MBLV became a wholly owned indirect subsidiary of MBL and Golden American became a wholly owned direct subsidiary of MBL. Golden American's name had been changed to MB Variable Life Insurance Company in the state of Minnesota but subsequently has been changed back to Golden American.
In a transaction that closed on September 30, 1992, Golden American was acquired by a subsidiary of Bankers Trust Company. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("EIC") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, ING Groep, N.V. ("ING") acquired all interest in EIC, and EIC became a wholly owned subsidiary of ING. ING, based in the Netherlands, is a global financial services holding company with over $307.6 billion in assets.

As of December 31, 1997, Golden American had approximately $227.3 million in stockholder's equity and approximately $2.4 billion in total assets, including approximately $1.6 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American has formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who currently writes variable annuity business in the state of New York. The initial capitalization of First Golden was $25 million.



                              SAFEKEEPING OF ASSETS

     Golden American acts as its own custodian for Account B.

                                THE ADMINISTRATOR


     Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997.

Effective January 1, 1994, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden

American. Expenses incurred by Bankers Trust (Delaware)in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement in 1996 and 1995 were $464,734 and $749,741, respectively. This service agreement was terminated on August 14, 1996.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, independent auditors, will perform annual audits of Golden American and the Account.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous.

DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which are sold primarily through two broker/dealer institutions. For the years ended 1997, 1996 and 1995 commissions paid by Golden American to DSI aggregated $35,944,000, $27,065,000 and $8,440,000, respectively.

Golden American provided to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2,770,000, $2,267,000 and $987,000 for the years ended 1997, 1996 and 1995, respectively.


                             PERFORMANCE INFORMATION

     Performance information for the divisions of Account B, including yields, standard annual returns and other non standard measures of performance of all divisions, may appear in reports or promotional literature to current or prospective owners. Such non standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.


SEC STANDARD MONEY MARKET DIVISION YIELDS
     Current yield for the Liquid Asset Division will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of division expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return) +1) ^ (365/7)] - 1

     For the 7-day period December 25, 1997 to December 31, 1997, the current yield of the Liquid Asset Division was 3.72% and the effective yield of the Division was 3.79%.


SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET DIVISIONS
     Quotations of yield for the remaining divisions will be based on all investment income per Unit (accumulation value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                                 6
          YIELD = 2 [ ( a - b +1) - 1]
                        -----
                         cd

          Where:
               [a] equals the net investment income earned during the period by the Series attributable to shares owned by a division
               [b] equals the expenses accrued for the period (net of reimbursements)
               [c] equals the average daily number of Units outstanding during the period based on the index of investment experience
               [d] equals the value (maximum offering price) per index of investment experience on the last day of the period

     Yield on divisions of Account B is earned from the increase in net asset value of shares of the Series in which the Division invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN ALL DIVISIONS
     Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

                n
          P(1+T) =ERV

          Where:
               (1)  [P] equals a hypothetical initial premium payment of
                    $1,000
               (2)  [T] equals an average annual total return
               (3)  [n] equals the number of years
               (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

     All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the division) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns.
Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annualized Total Return for the Divisions presented on a standardized basis for the year ending December 31, 1997 were as follows:

Average Annualized Total Return for Periods Ending 12/31/97  -- Standardized
----------------------------------------------------------------------------

                          One Year Period    Five Year Period    Inception to
Division                  Ending 12/31/97     Ending 12/31/97        12/31/97    Inception Date
--------                  ---------------    ----------------    ------------    --------------

Multiple Allocation             10.20%             8.58%*            8.18%*          1/25/89
Fully Managed                    8.13%             7.84%*            7.61%*          1/25/89
Capital Appreciation            21.60%            14.34%            12.52%*           5/4/92
Rising Dividends                22.46%              N/A             17.34%           10/4/93
All-Growth                      -1.25%             1.88%*            3.81%*          1/25/89
Real Estate                     15.50%            17.13%*           10.70%*          1/25/89
Hard Assets                     -1.00%            17.19%*            8.10%*          1/25/89
Value Equity                    19.95%              N/A             21.00%            1/1/95
Strategic Equity                15.92%              N/A              4.69%           10/2/95
Small Cap                        2.52%              N/A             -3.55%            1/2/96
Emerging Markets               -16.34%              N/A             -4.13%           10/4/93
Managed Global **                4.99%             2.66              2.21%*         10/21/92
Limited Maturity Bond           -0.46%             3.22%*            5.97%*          1/25/89
Liquid Assets                   -2.02%             1.94%*            3.45%*          1/25/89
OTC                             12.40%*             N/A             10.79%*          10/7/94
Total Return                    10.71%              N/A              2.17%*          10/7/94
Research                        12.86%              N/A             15.50%*          10/7/94
Growth & Income                 17.83%              N/A             25.62%*           4/1/96
Value + Growth                   8.55%              N/A             13.67%*           4/1/96

----------------------

* Total return calculation reflects partial waiver of fees and expenses. ** From its inception date until September 3, 1996, the Managed Global
   Account of Separate Account D was a registered management investment company. On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The GCG Trust. The historical performance of the Managed Global Division remains unchanged by the reorganization.


NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL DIVISIONS
Quotations of non-standard average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:
                 n
          [P(1+T) ]=ERV
                    Where:
                    (1) [P] equals a hypothetical initial premium payment of $1,000
                    (2)  [T] equals an average annual total return
                    (3)  [n] equals the number of years
                    (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annualized Total Return for the Divisions presented on a non-standardized basis for the year ending December 31, 1997 were as follows:

Average Annualized Total Return for Periods Ending 12/31/97 -- Non-Standardized
-------------------------------------------------------------------------------

                          One Year Period    Five Year Period    Inception to
Division                  Ending 12/31/97     Ending 12/31/97       12/31/97     Inception Date
--------                  ---------------    ----------------    ------------    --------------


Multiple Allocation             16.26%             9.67%*            8.81%*          1/25/89
Fully Managed                   14.20%             8.98%*            8.28%*          1/25/89
Capital Appreciation            27.67%            15.38%            15.40%*           5/4/92
Rising Dividends                28.53%              N/A             18.31%           10/4/93
All-Growth                       4.81%             3.10%*            4.47%*          1/25/89
Real Estate                     21.56%            18.08%*           11.46%*          1/25/89
Hard Assets                      5.10%            18.00%*            8.83%*          1/25/89
Value Equity                    26.01%              N/A             22.76%            1/1/95
Strategic Equity                21.92%              N/A             17.68%           10/2/95
Small Cap                        9.22%              N/A             14.00%            1/2/96
Emerging Markets               -10.28%              N/A             -2.87%           10/4/93
Managed Global **               11.05%*            3.57%             3.45%*         10/21/92
Limited Maturity Bond            5.60%             4.40%*            5.74%*          1/25/89
Liquid Assets                    4.04%             3.33%*            4.10%*          1/25/89
OTC                             18.46%*             N/A             21.52%*          10/7/94
Total Return                    19.65%              N/A             16.32%*          10/7/94
Research                        18.92%              N/A             22.15%*          10/7/94
Growth & Income                 23.89%              N/A             28.52%*           4/1/96
Value Growth                    14.61%              N/A             16.78%*           4/1/96

---------------------------------------------------------------------------

* Total return calculation reflects partial waiver of fees and expenses. ** From its inception date until September 3, 1996, the Managed Global
   Account of Separate Account D was a registered management investment company. On that date it was reorganized into two entities: the Managed Global Division of Separate Account B and the Managed Global Series of The GCG Trust. The historical performance of the Managed Global Division remains unchanged by the reorganization.

     Performance information for a division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Performance information for any division reflects only the performance of a hypothetical contract under which accumulation value is allocated to a division during a particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Series of the Trust in which the Account B divisions invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


     Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
     From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and A+ rating means, in the opinion of A.M. Best, that the insurer has demon-strated the strongest ability to meet its respective policyholder and other contractual obligations.

INDEX OF INVESTMENT EXPERIENCE
     The calculation of the Index of Investment Experience ("IIE") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. The following illustrations show a calculation of a new IIE and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF IIE

     EXAMPLE 1.

     1. IIE, beginning of period . . . . . . . . . . . . . . . . . . $1.80000000
     2. Value of securities, beginning of period . . . . . . . . . . . . .$21.20
     3. Change in value of securities. . . . . . . . . . . . . . . . . . . .$.50
     4. Gross investment return (3) divided by (2) . . . . . . . . . . .02358491
     5. Less daily mortality and expense charge. . . . . . . . . . . . .00002477
     6. Less asset based administrative charge . . . . . . . . . . . . .00000276
     7. Net investment return (4) minus (5) minus (6). . . . . . . . . .02355738
     8. Net investment factor (1.000000) plus (7). . . . . . . . . . .1.02355738
     9. IIE, end of period (1) multiplied by (8) . . . . . . . . . . $1.84240328

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment. . . . . . . . . . . . . . . . . . . . . $100.00
     2. IIE on effective date of purchase (see Example 1)  . . . . . .$1.8000000
     3. Number of Units purchased [(1) divided by (2)] . . . . . . . . .55.55556
     4. IIE for valuation date following purchase (see Example 1). . $1.84240328
     5. Accumulation Value in account for valuation date
         following purchase [(3) multiplied by (4)]. . . . . . . . . . . $102.36


                          IRA PARTIAL WITHDRAWAL OPTION

     If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

     Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form.

     Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

     Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

  The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

          Report of Independent Auditors
          Audited Financial Statements
               Statement of Assets and Liability as of December 31, 1997 Statement of Operations for the Year ended December 31, 1997 Statements of Changes in Net Assets for the Years Ended
                    December 31, 1996 and 1997
          Notes to Financial Statements


FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The audited financial statements of Golden American Life Insurance Company listed below are prepared in accordance with generally accepted accounting principles ("GAAP") and appear in the Annual Report of the Golden American Life Insurance Company which was filed with the SEC and are included in this Statement of Additional Information.

     Report of Independent Auditors
     Audited Financial Statements -- GAAP
        Consolidated Balance Sheets -- Post-Merger as of December 31,
             1997 and Post-Acquisition as of December 31, 1996
        Consolidated Statements of Income -- Post-Merger for the period
             October 25, 1997 through December 31, 1997, Post-Acquisition for the periods January 1, 1997 through October 24, 1997, and August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the year ended December 31, 1995
        Consolidated Statements of Changes in Stockholder's Equity -- Post-
             Merger for the period October 25, 1997 through December 31, 1997, Post-Acquisition for the periods January 1, 1997 through October 24, 1997, and August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the year ended December 31, 1995
        Consolidated Statements of Cash Flows -- Post-Merger for the period
             October 25, 1997 through December 31, 1997, Post-Acquisition for the periods January 1, 1997 through October 24, 1997, and August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the year ended December 31, 1995

     Notes to Consolidated Financial Statements --December 31, 1997

                            Financial Statements

                   Golden American Life Insurance Company
                            Separate Account B


                   Years ended December 31, 1997 and 1996
                     with Report of Independent Auditors










































                   Golden American Life Insurance Company
                             Separate Account B

                            Financial Statements



                   Years ended December 31, 1997 and 1996


                               CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements








































                       Report of Independent Auditors



The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Separate Account B as of December 31, 1997, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account B at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                       /S/ Ernst & Young LLP

Des Moines, Iowa
February 12, 1998






















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1997
                           (Dollars in thousands)

                                                                    Combined
                                                                  ____________
NET ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      57,275,780 shares (cost - $57,276)                              $57,276
     Limited Maturity Bond Series,
      5,091,118 shares (cost - $53,944)                                52,489
     Hard Assets Series,
      3,024,920 shares (cost - $51,259)                                45,525
     All-Growth Series,
      5,212,408 shares (cost - $68,783)                                71,776
     Real Estate Series,
      4,090,371 shares (cost - $58,325)                                74,731
     Fully Managed Series,
      10,090,542 shares (cost - $138,001)                             158,724
     Multiple Allocation Series,
      20,015,834 shares (cost - $246,764)                             262,006
     Capital Appreciation Series,
      10,645,781 shares (cost - $148,931)                             187,898
     Rising Dividends Series,
      10,780,319 shares (cost - $154,551)                             216,038
     Emerging Markets Series,
      3,922,730 shares (cost - $39,763)                                34,520
     Market Manager Series,
      412,444 shares (cost - $4,478)                                    6,793
     Value Equity Series,
      4,777,402 shares (cost - $69,459)                                77,059
     Strategic Equity Series,
      3,701,897 shares (cost - $42,935)                                50,457
     Small Cap Series,
      3,981,210 shares (cost - $47,534)                                52,751
     Managed Global Series,
      9,138,658 shares (cost - $101,193)                              104,729
  Equi-Select Series Trust:
     OTC Portfolio,
      1,287,578 shares (cost - $19,583)                                20,370
     Growth & Income Portfolio,
      3,106,847 shares (cost - $43,694)                                44,943
     Research Portfolio,
      1,918,246 shares (cost - $34,030)                                34,418
     Total Return Portfolio,
      1,708,746 shares (cost - $25,831)                                26,243
     Value + Growth Portfolio,
      1,754,513 shares (cost - $24,618)                                23,188
     International Fixed Income Portfolio,
      19,798 shares (cost - $216)                                         206



                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1997
                                (Continued)
                          (Dollars in thousands)

                                                                    Combined
                                                                  ____________
NET ASSETS
 Investments at net asset value:
  Greenwich Street Series Fund:
     Appreciation Portfolio,
      14,037 shares (cost - $272)                                        $263
  Travelers Series Fund, Inc.:
     Smith Barney High Income Portfolio,
      15,500 shares (cost - $206)                                         209
     Smith Barney Income and Growth Portfolio,
      11,307 shares (cost - $209)                                         216
     Smith Barney International Equity Portfolio,
      7,460 shares (cost - $101)                                           96
     Smith Barney Money Market Portfolio,
      181,453 shares (cost - $182)                                        182
  Warburg Pincus Trust:
     International Equity Portfolio,
      188,938 shares (cost - $2,075)                                    1,982
                                                                  ____________
     TOTAL ASSETS (cost - $1,434,213)                               1,605,088

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                   817
                                                                  ____________
     TOTAL NET ASSETS                                              $1,604,271
                                                                  ============
NET ASSETS
  For Variable Annuity Insurance Contracts                         $1,587,262
  Retained in Separate Account B by Golden American
   Life Insurance Company                                              17,009
                                                                  ____________
     TOTAL NET ASSETS                                              $1,604,271
                                                                  ============














See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                            (Dollars in thousands)

                                                            Limited
                                                 Liquid    Maturity     Hard
                                                 Asset       Bond      Assets
                                                Division   Division   Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $2,290     $3,854     $4,545
   Capital gains distributions                        --         --      4,923
                                               ________________________________
  TOTAL INVESTMENT INCOME                          2,290      3,854      9,468

  Expenses:
   Mortality and expense risk and other charges     (528)      (559)      (527)
   Annual administrative charges                     (24)       (20)       (21)
   Minimum death benefit guarantee charges            (7)        (1)        (3)
   Contingent deferred sales charges                (256)       (34)       (45)
   Other contract charges                             (5)        (1)        (4)
   Amortization of deferred charges related to:
    Deferred sales load                             (503)      (540)      (302)
    Premium taxes                                     (3)        (9)        (6)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                    (1,326)    (1,164)      (908)
   Fees waived by Golden American                      6         13         10
                                               ________________________________
  NET EXPENSES                                    (1,320)    (1,151)      (898)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                       970      2,703      8,570

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             --        139      3,106
  Net unrealized appreciation
  (depreciation) of investments                       --       (690)    (9,738)
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $970     $2,152     $1,938
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                 All-       Real       Fully
                                                Growth     Estate     Managed
                                               Division   Division    Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $163     $2,740      $5,106
   Capital gains distributions                    1,877      2,326       7,461
                                               ________________________________
  TOTAL INVESTMENT INCOME                         2,040      5,066      12,567

  Expenses:
   Mortality and expense risk and other charges    (809)      (710)     (1,632)
   Annual administrative charges                    (37)       (31)        (75)
   Minimum death benefit guarantee charges           (2)        (3)         (3)
   Contingent deferred sales charges                (40)       (41)        (80)
   Other contract charges                            (3)        (3)         (5)
   Amortization of deferred charges related to:
    Deferred sales load                            (662)      (380)     (1,145)
    Premium taxes                                   (19)        (7)        (30)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                   (1,572)    (1,175)     (2,970)
   Fees waived by Golden American                    22         10          35
                                               ________________________________
  NET EXPENSES                                   (1,550)    (1,165)     (2,935)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                      490      3,901       9,632

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           556      2,621       2,407
  Net unrealized appreciation
  (depreciation) of investments                   1,550      5,391       5,898
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $2,596    $11,913     $17,937
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                Multiple    Capital
                                                Alloca-    Apprecia-   Rising
                                                  tion       tion    Dividends
                                                Division   Division   Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                     $18,237     $5,745     $1,396
   Capital gains distributions                     8,909     11,398      3,628
                                               ________________________________
  TOTAL INVESTMENT INCOME                         27,146     17,143      5,024

  Expenses:
   Mortality and expense risk and other charges   (2,812)    (1,850)    (2,007)
   Annual administrative charges                    (140)       (85)       (97)
   Minimum death benefit guarantee charges           (13)        (2)        (3)
   Contingent deferred sales charges                (137)       (82)      (145)
   Other contract charges                            (11)        (8)       (10)
   Amortization of deferred charges related to:
    Deferred sales load                           (2,613)    (1,298)    (1,052)
    Premium taxes                                    (58)       (43)       (17)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                    (5,784)    (3,368)    (3,331)
   Fees waived by Golden American                     57         44         33
                                               ________________________________
  NET EXPENSES                                    (5,727)    (3,324)    (3,298)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                    21,419     13,819      1,726

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          5,773      8,242      3,602
  Net unrealized appreciation
  (depreciation) of investments                    9,866     16,323     33,738
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $37,058    $38,384    $39,066
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                Emerging   Market      Value
                                                Markets    Manager     Equity
                                                Division  Division    Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $42      $138      $5,449
   Capital gains distributions                        --       329       1,347
                                               ________________________________
  TOTAL INVESTMENT INCOME                             42       467       6,796

  Expenses:
   Mortality and expense risk and other charges     (470)       --        (746)
   Annual administrative charges                     (19)       (2)        (36)
   Minimum death benefit guarantee charges            (2)       --          (1)
   Contingent deferred sales charges                 (31)       --         (54)
   Other contract charges                             (2)       --          (2)
   Amortization of deferred charges related to:
    Deferred sales load                             (346)      (42)       (266)
    Premium taxes                                     (4)       --          (3)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (874)      (44)     (1,108)
   Fees waived by Golden American                      6         1           8
                                               ________________________________
  NET EXPENSES                                      (868)      (43)     (1,100)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                      (826)      424       5,696

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments         (1,134)      238         898
  Net unrealized appreciation
  (depreciation) of investments                   (2,698)    1,127       5,129
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($4,658)   $1,789     $11,723
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                               Strategic    Small      Managed
                                                 Equity      Cap        Global
                                                Division   Division    Division
                                               _________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $2,496         --      $8,296
   Capital gains distributions                        58         --         394
                                               _________________________________
  TOTAL INVESTMENT INCOME                          2,554         --       8,690

  Expenses:
   Mortality and expense risk and other charges     (512)     ($556)     (1,151)
   Annual administrative charges                     (20)       (26)        (47)
   Minimum death benefit guarantee charges            (1)        (1)         (1)
   Contingent deferred sales charges                (150)       (42)        (69)
   Other contract charges                             (2)        (3)         (5)
   Amortization of deferred charges related to:
    Deferred sales load                             (123)      (130)       (779)
    Premium taxes                                     (2)        (1)        (15)
                                               _________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (810)      (759)     (2,067)
   Fees waived by Golden American                      8          5          17
                                               _________________________________
  NET EXPENSES                                      (802)      (754)     (2,050)
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                     1,752       (754)      6,640

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          1,180       (174)      2,841
  Net unrealized appreciation
  (depreciation) of investments                    4,847      4,543        (883)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $7,779     $3,615      $8,598
                                               =================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                          Growth &    Research
                                                  OTC      Income     Division
                                                Division  Division      (b)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                        $809    $3,477        $681
   Capital gains distributions                         9         6         327
                                               ________________________________
  TOTAL INVESTMENT INCOME                            818     3,483       1,008

  Expenses:
   Mortality and expense risk and other charges     (146)     (298)       (156)
   Annual administrative charges                     (10)      (23)        (17)
   Minimum death benefit guarantee charges            --        --          --
   Contingent deferred sales charges                 (14)      (29)        (12)
   Other contract charges                             (2)       (1)         (2)
   Amortization of deferred charges related to:
    Deferred sales load                              (35)      (76)        (21)
    Premium taxes                                     --        (2)         --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (207)     (429)       (208)
   Fees waived by Golden American                      1         3           1
                                               ________________________________
  NET EXPENSES                                      (206)     (426)       (207)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                       612     3,057         801

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             57       177          19
  Net unrealized appreciation
  (depreciation) of investments                      912       980         388
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,581    $4,214      $1,208
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Inter-
                                                                      national
                                                 Total      Value +    Fixed
                                                 Return     Growth     Income
                                                Division   Division   Division
                                                  (a)         (b)       (g)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                        $589         $3         $8
   Capital gains distributions                       240         --          1
                                               ________________________________
  TOTAL INVESTMENT INCOME                            829          3          9

  Expenses:
   Mortality and expense risk and other charges     (104)       (98)        --
   Annual administrative charges                     (12)       (11)        --
   Minimum death benefit guarantee charges            --         (1)        --
   Contingent deferred sales charges                  (3)        (5)        --
   Other contract charges                             (1)        --         --
   Amortization of deferred charges related to:
    Deferred sales load                              (22)       (25)        --
    Premium taxes                                     --         --         --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (142)      (140)        --
   Fees waived by Golden American                     --         --         --
                                               ________________________________
  NET EXPENSES                                      (142)      (140)        --
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                       687       (137)         9

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             18        515         (1)
  Net unrealized appreciation
  (depreciation) of investments                      412     (1,430)       (10)
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,117    ($1,052)       ($2)
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                             Smith     Smith
                                                            Barney     Barney
                                                 Appre-      High    Income and
                                                ciation     Income     Growth
                                                Division   Division   Division
                                                  (c)         (c)       (c)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          $3         --         --
   Capital gains distributions                        13         --         --
                                               ________________________________
  TOTAL INVESTMENT INCOME                             16         --         --

  Expenses:
   Mortality and expense risk and other charges       (1)       ($1)       ($1)
   Annual administrative charges                      --         --         --
   Minimum death benefit guarantee charges            --         --         --
   Contingent deferred sales charges                  --         --         --
   Other contract charges                             --         --         --
   Amortization of deferred charges related to:
    Deferred sales load                               --         --         --
    Premium taxes                                     --         --         --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                        (1)        (1)        (1)
   Fees waived by Golden American                     --         --         --
                                               ________________________________
  NET EXPENSES                                        (1)        (1)        (1)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                        15         (1)        (1)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              1          1         --
  Net unrealized appreciation
  (depreciation) of investments                       (9)         3          7
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $7         $3         $6
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                 Smith
                                                 Barney     Smith
                                                 Inter-    Barney      Inter-
                                                national    Money     national
                                                 Equity    Market      Equity
                                                Division  Division    Division
                                                  (d)        (e)        (f)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --        $1         $43
   Capital gains distributions                        --        --          41
                                               ________________________________
  TOTAL INVESTMENT INCOME                             --         1          84

  Expenses:
   Mortality and expense risk and other charges       --        (1)         (2)
   Annual administrative charges                      --        --          (1)
   Minimum death benefit guarantee charges            --        --          --
   Contingent deferred sales charges                  --        --          --
   Other contract charges                             --        --          --
   Amortization of deferred charges related to:
    Deferred sales load                               --        --          --
    Premium taxes                                     --        --          --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                        --        (1)         (3)
   Fees waived by Golden American                     --        --          --
                                               ________________________________
  NET EXPENSES                                        --        (1)         (3)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                        --        --          81

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             --        --         (12)
  Net unrealized appreciation
  (depreciation) of investments                      ($5)       --         (93)
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           ($5)      $--        ($24)
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)



                                                                      Combined
                                                                     __________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                                           $66,111
   Capital gains distributions                                          43,287
                                                                     __________
  TOTAL INVESTMENT INCOME                                              109,398

  Expenses:
   Mortality and expense risk and other charges                        (15,677)
   Annual administrative charges                                          (754)
   Minimum death benefit guarantee charges                                 (44)
   Contingent deferred sales charges                                    (1,269)
   Other contract charges                                                  (70)
   Amortization of deferred charges related to:
    Deferred sales load                                                (10,360)
    Premium taxes                                                         (219)
                                                                     __________
  TOTAL EXPENSES BEFORE WAIVER                                         (28,393)
   Fees waived by Golden American                                          280
                                                                     __________
  NET EXPENSES                                                         (28,113)
                                                                     __________
  NET INVESTMENT INCOME (LOSS)                                          81,285

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments                               31,070
  Net unrealized appreciation
  (depreciation) of investments                                         75,558
                                                                     __________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                            $187,913
                                                                     ==========

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                            (Dollars in thousands)

                                                                       Liquid
                                                                       Asset
                                                                      Division
                                                                     __________
NET ASSETS AT JANUARY 1, 1996                                          $36,491

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             730
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                     __________
  Net increase (decrease) in net assets resulting from operations          730

  Changes from principal transactions:
  Purchase payments                                                     14,178
  Contract distributions and terminations                              (15,313)
  Transfer payments from (to) Fixed Accounts and other Divisions         1,242
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               148
                                                                     __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            255
                                                                     __________
  Total increase (decrease)                                                985
                                                                     __________
NET ASSETS AT DECEMBER 31, 1996                                         37,476
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Liquid
                                                                       Asset
                                                                      Division
                                                                     __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            $970
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                     __________
  Net increase (decrease) in net assets resulting from operations          970

  Changes from principal transactions:
  Purchase payments                                                     29,455
  Contract distributions and terminations                              (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions         7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               196
                                                                     __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         18,808
                                                                     __________
  Total increase (decrease)                                             19,778
                                                                     __________
NET ASSETS AT DECEMBER 31, 1997                                        $57,254
                                                                     ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $67,837

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          4,507
  Net realized gain (loss) on investments                                 314
  Net unrealized appreciation (depreciation) of investments            (3,831)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         990

  Changes from principal transactions:
  Purchase payments                                                     5,869
  Contract distributions and terminations                              (9,672)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,189)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (501)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (14,493)
                                                                    __________
  Total increase (decrease)                                           (13,503)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        54,334






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       2,152

  Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                    __________
  Total increase (decrease)                                            (1,867)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $52,467
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Hard
                                                                      Assets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $26,990

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          3,916
  Net realized gain (loss) on investments                               2,353
  Net unrealized appreciation (depreciation) of investments             2,704
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       8,973

  Changes from principal transactions:
  Purchase payments                                                     6,154
  Contract distributions and terminations                              (4,962)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,904
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              242
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,338
                                                                    __________
  Total increase (decrease)                                            16,311
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        43,301






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Hard
                                                                      Assets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,938

  Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                    __________
  Total increase (decrease)                                             2,202
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $45,503
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $91,956

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (150)
  Net realized gain (loss) on investments                               2,112
  Net unrealized appreciation (depreciation) of investments            (4,894)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (2,932)

  Changes from principal transactions:
  Purchase payments                                                    10,539
  Contract distributions and terminations                             (12,597)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,493)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (631)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (12,182)
                                                                    __________
  Total increase (decrease)                                           (15,114)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        76,842
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       2,596

  Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (rellocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                    __________
  Total increase (decrease)                                            (5,104)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $71,738
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997












See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $34,813

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          2,214
  Net realized gain (loss) on investments                                 652
  Net unrealized appreciation (depreciation) of investments             8,605
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,471

  Changes from principal transactions:
  Purchase payments                                                     5,981
  Contract distributions and terminations                              (4,775)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,076
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              115
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,397
                                                                    __________
  Total increase (decrease)                                            15,868
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        50,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,913

  Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                    __________
  Total increase (decrease)                                            24,019
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $74,700
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                        $117,327

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,463
  Net realized gain (loss) on investments                               2,245
  Net unrealized appreciation (depreciation) of investments             6,614
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      16,322

  Changes from principal transactions:
  Purchase payments                                                    16,217
  Contract distributions and terminations                             (17,846)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,478
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (67)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           782
                                                                    __________
  Total increase (decrease)                                            17,104
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       134,431























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,937

  Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                    __________
  Total increase (decrease)                                            24,219
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $158,650
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                        $305,502

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         18,091
  Net realized gain (loss) on investments                               6,043
  Net unrealized appreciation (depreciation) of investments            (7,108)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,026

  Changes from principal transactions:
  Purchase payments                                                    16,631
  Contract distributions and terminations                             (44,014)
  Transfer payments from (to) Fixed Accounts and other Divisions      (23,461)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                           (1,257)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (52,101)
                                                                    __________
  Total increase (decrease)                                           (35,075)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       270,427























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      37,058

  Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                    __________
  Total increase (decrease)                                            (8,558)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $261,869
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1996                                        $121,049

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,757
  Net realized gain (loss) on investments                               4,853
  Net unrealized appreciation (depreciation) of investments             8,839
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,449

  Changes from principal transactions:
  Purchase payments                                                    16,081
  Contract distributions and terminations                             (16,095)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,299
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              206
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         3,491
                                                                  ____________
  Total increase (decrease)                                            24,940
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1996                                       145,989























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

  Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                      $187,817
                                                                  ============

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $80,342

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (455)
  Net realized gain (loss) on investments                               4,125
  Net unrealized appreciation (depreciation) of investments            12,317
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      15,987

  Changes from principal transactions:
  Purchase payments                                                    25,572
  Contract distributions and terminations                             (12,639)
  Transfer payments from (to) Fixed Accounts and other Divisions       13,857
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              454
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        27,244
                                                                    __________
  Total increase (decrease)                                            43,231
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       123,573























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      39,066

  Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                    __________
  Total increase (decrease)                                            92,370
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $215,943
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $36,887

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (998)
  Net realized gain (loss) on investments                              (2,959)
  Net unrealized appreciation (depreciation) of investments             5,674
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,717

  Changes from principal transactions:
  Purchase payments                                                     6,432
  Contract distributions and terminations                              (6,450)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,273)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (160)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,451)
                                                                    __________
  Total increase (decrease)                                               266
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        37,153























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (4,658)

  Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                    __________
  Total increase (decrease)                                            (2,652)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $34,501
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                          $5,206

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            396
  Net realized gain (loss) on investments                                 327
  Net unrealized appreciation (depreciation) of investments               245
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         968

  Changes from principal transactions:
  Purchase payments                                                      (111)
  Contract distributions and terminations                                (383)
  Transfer payments from (to) Fixed Accounts and other Divisions         (187)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (14)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (695)
                                                                    __________
  Total increase (decrease)                                               273
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                         5,479























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,789

  Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                    __________
  Total increase (decrease)                                             1,237
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                        $6,716
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $28,447

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          1,157
  Net realized gain (loss) on investments                               1,290
  Net unrealized appreciation (depreciation) of investments               601
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,048

  Changes from principal transactions:
  Purchase payments                                                    15,780
  Contract distributions and terminations                              (3,990)
  Transfer payments from (to) Fixed Accounts and other Divisions         (376)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (48)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        11,366
                                                                    __________
  Total increase (decrease)                                            14,414
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        42,861























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,723

  Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                    __________
  Total increase (decrease)                                            34,164
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $77,025
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                          $8,031

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            275
  Net realized gain (loss) on investments                                 161
  Net unrealized appreciation (depreciation) of investments             2,648
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,084

  Changes from principal transactions:
  Purchase payments                                                    12,046
  Contract distributions and terminations                              (1,671)
  Transfer payments from (to) Fixed Accounts and other Divisions        8,149
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              219
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,743
                                                                    __________
  Total increase (decrease)                                            21,827
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        29,858























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       7,779

  Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                    __________
  Total increase (decrease)                                            20,579
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $50,437
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                     Division
                                                                       (a)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($369)
  Net realized gain (loss) on investments                                  25
  Net unrealized appreciation (depreciation) of investments               674
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         330

  Changes from principal transactions:
  Purchase payments                                                    17,552
  Contract distributions and terminations                              (1,530)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,293
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              411
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        32,726
                                                                    __________
  Total increase (decrease)                                            33,056
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        33,056























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                     Division
                                                                       (a)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,615

  Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                    __________
  Total increase (decrease)                                            19,669
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $52,725
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                     Division
                                                                       (b)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($350)
  Net realized gain (loss) on investments                                 116
  Net unrealized appreciation (depreciation) of investments             4,419
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,185

  Changes from principal transactions:
  Purchase payments                                                     3,524
  Contract distributions and terminations                              (3,844)
  Transfer payments from (to) Fixed Accounts and other Divisions       80,286
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            2,115
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        82,081
                                                                    __________
  Total increase (decrease)                                            86,266
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        86,266






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                     Division
                                                                       (b)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       8,598

  Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                    __________
  Total increase (decrease)                                            18,415
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $104,681
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                     Division
                                                                       (c)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $204
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments              (125)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          80

  Changes from principal transactions:
  Purchase payments                                                     1,207
  Contract distributions and terminations                                 (36)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,248
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               72
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,491
                                                                    __________
  Total increase (decrease)                                             4,571
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                         4,571























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                     Division
                                                                       (c)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,581

  Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                    __________
  Total increase (decrease)                                            15,790
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $20,361
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                     Division
                                                                       (c)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  $1
  Net unrealized appreciation (depreciation) of investments               269
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         270

  Changes from principal transactions:
  Purchase payments                                                     2,760
  Contract distributions and terminations                                 (43)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,164
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              124
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,005
                                                                    __________
  Total increase (decrease)                                             8,275
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                         8,275






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                     Division
                                                                       (c)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,214

  Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                    __________
  Total increase (decrease)                                            36,647
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $44,922
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Research
                                                                     Division
                                                                       (e)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Research
                                                                     Division
                                                                       (e)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,208

  Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                    __________
  Total increase (decrease)                                            34,402
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $34,402
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Total
                                                                      Return
                                                                     Division
                                                                       (d)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Total
                                                                      Return
                                                                     Division
                                                                       (d)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,117

  Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                    __________
  Total increase (decrease)                                            26,231
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $26,231
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Value +
                                                                      Growth
                                                                     Division
                                                                       (e)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Value +
                                                                      Growth
                                                                     Division
                                                                       (e)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (1,052)

  Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                    __________
  Total increase (decrease)                                            23,178
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $23,178
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Division
                                                                       (j)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Division
                                                                       (j)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          (2)

  Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                    __________
  Total increase (decrease)                                               206
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $206
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Appre-
                                                                     ciation
                                                                     Division
                                                                       (f)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Appre-
                                                                     ciation
                                                                     Division
                                                                       (f)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations           7

  Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                    __________
  Total increase (decrease)                                               263
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $263
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Division
                                                                       (f)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Division
                                                                       (f)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                    __________
  Net increase (decrease) in net assets resulting from operations           3

  Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                    __________
  Total increase (decrease)                                               209
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $209
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Division
                                                                       (f)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Division
                                                                       (f)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                    __________
  Net increase (decrease) in net assets resulting from operations           6

  Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                    __________
  Total increase (decrease)                                               215
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $215
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Division
                                                                       (g)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Division
                                                                       (g)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          (5)

  Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                    __________
  Total increase (decrease)                                                96
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                           $96
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997







See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Division
                                                                       (h)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Division
                                                                       (h)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                    __________
  Total increase (decrease)                                               181
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $181
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Division
                                                                       (i)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                      Income
                                                                     Division
                                                                       (i)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         (24)

  Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                    __________
  Total increase (decrease)                                             1,981
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                        $1,981
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1996                                        $960,878

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         44,388
  Net realized gain (loss) on investments                              21,659
  Net unrealized appreciation (depreciation) of investments            37,651
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     103,698

  Changes from principal transactions:
  Purchase payments                                                   176,412
  Contract distributions and terminations                            (155,860)
  Transfer payments from (to) Fixed Accounts and other Divisions       98,017
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            1,428
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       119,997
                                                                  ____________
  Total increase (decrease)                                           223,695
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1996                                     1,184,573

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

  Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                    $1,604,271
                                                                  ============

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997













See accompanying notes.


                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1997

NOTE 1 - ORGANIZATION

Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

At December 31, 1997, the Account had, under GoldenSelect Contracts, twenty-two investment divisions: the Liquid Asset, the Limited Maturity Bond, the Hard Assets (formerly the Natural Resources), the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital
Appreciation, the Rising Dividends, the Emerging Markets, the Market
Manager, the Value Equity, the Strategic Equity, the Small Cap, the Managed Global, the OTC, the Growth & Income, the Research, the Total Return, the Value + Growth, the International Equity and the International Fixed Income Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: the OTC, the Research, the Total Return, the Appreciation, the Smith Barney High Income, the Smith Barney Income and Growth, the Smith Barney International Equity and the Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The Managed Global Division was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds of The GCG Trust, the Equi-Select Series Trust, Travelers Series Fund, Inc., the Greenwich Street Series Fund (formerly the Smith Barney Series Fund) or the Warburg Pincus Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.
Contractowners with investments in the Market Manager Division were permitted to elect to update their Contracts to DVA PLUS Contracts.





NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES

Contracts currently being sold include the DVA 100, DVA Series 100, DVA PLUS, Granite PrimElite, ACCESS, ES II and the PREMIUM PLUS. The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, both the DVA 80 and DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND OTHER CHARGES

   MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.











NOTE 3 - CHARGES AND FEES - CONTINUED

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                             .80%
DVA 100                                            .90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


   ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, Granite
   PrimElite, ACCESS, ES II and the PREMIUM PLUS Contracts.

ANNUAL ADMINISTRATIVE CHARGES:   An administrative charge of $40 per
Contract year for every Contract except ES II Contracts and DVA PLUS, PREMIUM PLUS and ACCESS Contracts in the state of Washington which charge $30. This charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is incurred on the Contract anniversary date and deducted at the end of the Contract anniversary period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.










NOTE 3 - CHARGES AND FEES - CONTINUED

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, ES II and PREMIUM PLUS Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the period reflected in the following table, from the date a premium payment is received.


Complete Years Elapsed Since
      Premium Payment                       Surrender Charge
____________________________  _____________________________________________

                               DVA PLUS          ES II        PREMIUM PLUS
                              ___________  _________________  _____________
             0                     7%              8%               8%
             1                     7               7                8
             2                     6               6                8
             3                     5               5                8
             4                     4               4                7
             5                     3               3                6
             6                     1               2                5
             7                    --               1                3
             8                    --              --                1
             9+                   --              --               --



OTHER CONTRACT CHARGES:  Under DVA 80, DVA 100 and DVA Series 100
Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.


NOTE 3 - CHARGES AND FEES - CONTINUED

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law. The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load and premium taxes advanced by Golden American, noted above. Net assets retained in the Account by Golden American are as follows:

                                                    Combined
                                        ___________________________________
                                             1997               1996
                                        _______________   _________________
                                              (Dollars in thousands)
Balance at beginning of period                 $26,612             $35,980
Sales load advanced                                616                 380
Premium tax advanced                                 7                  11
Net transfer from Separate Account D,
 Fixed Account and other Divisions                 353               2,672
Amortization of deferred sales load
 and premium tax                               (10,579)            (12,431)
                                        _______________   _________________
Balance at end of period                       $17,009             $26,612
                                        ===============   =================






























NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                Year Ended December 31,
                                               _________________________

                                                         1997
                                               _________________________
                                                Purchases      Sales
                                               _________________________
                                                 (Dollars in thousands)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
Equi-Select Series Trust:
 OTC Portfolio                                      18,373        3,328
 Growth & Income Portfolio                          37,291        1,763
 Research Portfolio                                 34,430          419
 Total Return Portfolio                             26,167          354
 Value + Growth Portfolio                           30,053        5,950
 International Fixed Income Portfolio                  224            7
Greenwich Street Series Fund:
 Appreciation Portfolio                                283           12
Travelers Series Fund, Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Income and Growth Porfolio               210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincust Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
                                                  $598,603     $285,190
                                               =========================









NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES - CONTINUED

                                                Year Ended December 31,
                                               _________________________

                                                         1996
                                               _________________________
                                                Purchases      Sales
                                               _________________________
                                                  (Dollars in thousands)
The GCG Trust:
 Liquid Asset Series                               $64,148      $63,169
 Limited Maturity Bond Series                       13,202       23,196
 Hard Assets Series                                 22,965       11,706
 All-Growth Series                                  10,482       22,833
 Real Estate Series                                 12,388        5,777
 Fully Managed Series                               22,506       14,263
 Multiple Allocation Series                         28,625       62,678
 Capital Appreciation Series                        32,609       21,360
 Rising Dividends Series                            41,303       14,500
 Emerging Markets Series                            11,043       13,496
 Market Manager Series                                 449        1,388
 Value Equity Series                                20,546        8,015
 Strategic Equity Series                            20,731        1,702
 Small Cap Series                                   47,577       15,201
 Managed Global Series                              85,923        4,148
Equi-Select Series Trust:
 OTC Portfolio                                       4,644          164
 Growth & Income Portfolio                           8,037           49
 Research Portfolio                                     --           --
 Total Return Portfolio                                 --           --
 Value + Growth Portfolio                               --           --
 International Fixed Income Portfolio                   --           --
Greenwich Street Series Fund:
 Appreciation Portfolio                                 --           --
Travelers Series Fund, Inc.:
 Smith Barney High Income Portfolio                     --           --
 Smith Barney Income and Growth Porfolio                --           --
 Smith Barney International Equity Portfolio            --           --
 Smith Barney Money Market Portfolio                    --           --
Warburg Pincust Trust:
 International Equity Portfolio                         --           --
                                               _________________________
                                                  $447,178     $283,645
                                               =========================











NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

Contractowner transactions in units were as follows:

                                                Year Ended December 31,
                                               _________________________

                                                         1997
                                               _________________________
                                                Purchases      Sales
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
OTC Division                                     1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
International Fixed Income Division                 18,902        1,482
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Income and Growth Division             12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS - CONTINUED

                                                Year Ended December 31,
                                               _________________________

                                                         1996
                                               _________________________
                                                Purchases      Sales
                                               _________________________
Liquid Asset Division                            5,982,248    6,003,930
Limited Maturity Bond Division                     829,366    1,824,946
Hard Assets Division                             1,374,569      978,096
All-Growth Division                              1,228,512    2,169,543
Real Estate Division                               754,585      552,462
Fully Managed Division                           1,450,300    1,450,120
Multiple Allocation Division                     1,330,139    4,486,173
Capital Appreciation Division                    2,032,074    1,900,755
Rising Dividends Division                        3,448,184    1,678,751
Emerging Markets Division                        1,573,766    1,768,185
Market Manager Division                              7,958      106,893
Value Equity Division                            1,834,937    1,024,120
Strategic Equity Division                        2,083,197      353,766
Small Cap Division                               4,912,458    2,122,101
Managed Global Division                          8,792,080      716,753
OTC Division                                       316,184       26,607
Growth & Income Division                           697,746       35,755
Research Division                                       --           --
Total Return Division                                   --           --
Value + Growth Division                                 --           --
International Fixed Income Division                     --           --
Appreciation Division                                   --           --
Smith Barney High Income Division                       --           --
Smith Barney Income and Growth Division                 --           --
Smith Barney International Equity Division              --           --
Smith Barney Money Market Division                      --           --
International Equity Division                           --           --




















NOTE 6 - NET ASSETS
Net assets at December 31, 1997 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,246       $38,691      $29,328       $59,765
Accumulated net investment
 income (loss)                   6,008        15,231       21,909         8,980
Net unrealized appreciation
 (depreciation) of
 investments                        --        (1,455)      (5,734)        2,993
                           _____________________________________________________
                               $57,254       $52,467      $45,503       $71,738
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $44,230      $106,702     $138,528       $99,633
Accumulated net investment
 income (loss)                  14,064        31,225      108,099        49,217
Net unrealized appreciation
 (depreciation) of
 investments                    16,406        20,723       15,242        38,967
                           _____________________________________________________
                               $74,700      $158,650     $261,869      $187,817
                           =====================================================

                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $144,386       $50,608       $2,775       $59,096
Accumulated net
 investment income (loss)       10,070       (10,864)       1,626        10,329
Net unrealized appreciation
 (depreciation) of
 investments                    61,487        (5,243)       2,315         7,600
                           _____________________________________________________
                              $215,943       $34,501       $6,716       $77,025
                           =====================================================



NOTE 6 - NET ASSETS - CONTINUED

                            Strategic       Small       Managed
                              Equity         Cap         Global         OTC
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $39,540       $48,780      $91,898       $18,700
Accumulated net
 investment income (loss)        3,375        (1,272)       9,247           874
Net unrealized appreciation
 (depreciation) of
 investments                     7,522         5,217        3,536           787
                           _____________________________________________________
                               $50,437       $52,725     $104,681       $20,361
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $40,438       $33,194      $25,114       $24,230
Accumulated net
 investment income (loss)        3,235           820          705           378
Net unrealized appreciation
 (depreciation) of
 investments                     1,249           388          412        (1,430)
                           _____________________________________________________
                               $44,922       $34,402      $26,231       $23,178
                           =====================================================

                              Inter-                     Smith         Smith
                             national                    Barney       Barney
                              Fixed        Appre-         High      Income and
                              Income       ciation       Income       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $208          $256         $206          $209
Accumulated net
 investment income (loss)            8            16           --            (1)
Net unrealized appreciation
 (depreciation) of
 investments                       (10)           (9)           3             7
                           _____________________________________________________
                                  $206          $263         $209          $215
                           =====================================================



NOTE 6 - NET ASSETS - CONTINUED

                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           __________________________ __________________________
                                          (Dollars in thousands)
Unit transactions                 $101          $181       $2,005    $1,150,048
Accumulated net
 investment income (loss)           --            --           69       283,348
Net unrealized appreciation
 (depreciation) of
 investments                        (5)           --          (93)      170,875
                           __________________________ __________________________
                                   $96          $181       $1,981    $1,604,271
                           ========================== ==========================






































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1997 was as follows:



                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                           4,190   $14.58          $61
  DVA 100                                          3,369    14.32           48
 Contracts in accumulation period:
  DVA 80                                         363,377    14.58        5,298
  DVA 100                                      1,595,580    14.32       22,846
  DVA Series 100                                  37,946    13.87          526
  DVA PLUS - Standard                            227,427    14.02        3,188
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         353,076    13.83        4,883
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,132,057    13.65       15,447
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    370,411    13.44        4,979
                                                                   ____________
                                                                        57,276

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                          12,043    16.76          202
  DVA 100                                         20,397    16.46          336
 Contracts in accumulation period:
  DVA 80                                          58,275    16.76          977
  DVA 100                                      2,349,902    16.46       38,684
  DVA Series 100                                  22,582    15.95          360
  DVA PLUS - Standard                            139,323    16.13        2,247
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         133,461    15.91        2,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 462,583    15.70        7,263
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     19,171    15.47          296
                                                                   ____________
                                                                        52,489




NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units      Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                           2,001    $21.68         $44
  DVA 100                                         13,390     21.30         285
 Contracts in accumulation period:
  DVA 80                                         107,103     21.68       2,322
  DVA 100                                      1,123,746     21.30      23,932
  DVA Series 100                                  32,428     20.63         669
  DVA PLUS - Standard                            154,417     20.85       3,219
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          90,379     20.57       1,859
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 637,191     20.29      12,932
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     13,179     19.99         263
                                                                    ___________
                                                                        45,525

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                           3,037     15.06          46
  DVA 100                                         22,962     14.79         340
 Contracts in accumulation period:
  DVA 80                                         107,041     15.06       1,612
  DVA 100                                      3,135,493     14.79      46,368
  DVA Series 100                                  26,286     14.33         377
  DVA PLUS - Standard                            213,900     14.48       3,097
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         263,462     14.28       3,763
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,107,672     14.09      15,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     40,567     13.88         563
                                                                    ___________
                                                                        71,776









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                           5,216   $26.86         $140
  DVA 100                                         28,837    26.38          761
 Contracts in accumulation period:
  DVA 80                                          83,412    26.86        2,240
  DVA 100                                      1,493,690    26.38       39,399
  DVA Series 100                                  22,395    25.55          572
  DVA PLUS - Standard                            173,241    25.82        4,473
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         135,993    25.48        3,465
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 897,320    25.14       22,556
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     45,472    24.76        1,125
                                                                   ____________
                                                                        74,731

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                           8,128    20.73          168
  DVA 100                                         71,911    20.36        1,464
 Contracts in accumulation period:
  DVA 80                                         122,182    20.73        2,533
  DVA 100                                      4,960,237    20.36      100,987
  DVA Series 100                                  36,340    19.72          717
  DVA PLUS - Standard                            418,686    19.93        8,345
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         414,805    19.66        8,157
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,766,390    19.40       34,271
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    108,930    19.11        2,082
                                                                   ____________
                                                                       158,724









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                          26,732   $21.66         $579
  DVA 100                                        107,200    21.28        2,280
 Contracts in accumulation period:
  DVA 80                                         524,945    21.66       11,371
  DVA 100                                      9,544,200    21.28      203,061
  DVA Series 100                                  86,050    20.61        1,773
  DVA PLUS - Standard                            328,740    20.83        6,847
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         255,396    20.55        5,248
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,485,966    20.28       30,129
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     35,953    19.97          718
                                                                   ____________
                                                                       262,006

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                          12,559    22.79          286
  DVA 100                                         56,444    22.53        1,272
 Contracts in accumulation period:
  DVA 80                                         112,987    22.79        2,575
  DVA 100                                      5,668,379    22.53      127,717
  DVA Series 100                                  46,932    22.08        1,036
  DVA PLUS - Standard                            353,774    22.24        7,868
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         312,229    22.05        6,885
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,772,316    21.87       38,752
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     69,624    21.65        1,507
                                                                   ____________
                                                                       187,898









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           8,045   $20.58         $166
  DVA 100                                         21,073    20.41          430
 Contracts in accumulation period:
  DVA 80                                         177,812    20.58        3,660
  DVA 100                                      4,864,305    20.41       99,278
  DVA Series 100                                  85,890    20.11        1,727
  DVA PLUS - Standard                            795,321    20.22       16,079
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         853,473    20.09       17,146
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               3,706,709    19.96       73,999
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    179,402    19.81        3,553
                                                                   ____________
                                                                       216,038

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                           1,431     8.91           13
  DVA 100                                         19,625     8.84          173
 Contracts in accumulation period:
  DVA 80                                          83,108     8.91          741
  DVA 100                                      2,194,303     8.84       19,393
  DVA Series 100                                  34,350     8.71          299
  DVA PLUS - Standard                            249,197     8.75        2,182
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         222,368     8.70        1,934
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,131,392     8.64        9,780
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                        616     8.58            5
                                                                   ____________
                                                                        34,520









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                        342,383   $19.40       $6,641
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   7,958    19.04          152
                                                                   ____________
                                                                         6,793

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                             469    18.59            9
  DVA 100                                          6,299    18.48          116
 Contracts in accumulation period:
  DVA 80                                          57,796    18.59        1,074
  DVA 100                                      1,362,952    18.48       25,185
  DVA Series 100                                  24,986    18.28          457
  DVA PLUS - Standard                            372,681    18.36        6,843
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         469,649    18.28        8,586
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,793,172    18.20       32,639
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    118,902    18.09        2,150
                                                                   ____________
                                                                        77,059

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                         33,665    14.42          485
 Contracts in accumulation period:
  DVA 80                                         102,523    14.49        1,485
  DVA 100                                        977,705    14.42       14,102
  DVA Series 100                                  34,778    14.31          498
  DVA PLUS - Standard                            406,747    14.36        5,840
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         554,068    14.31        7,929
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,361,070    14.26       19,414
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     49,579    14.20          704
                                                                   ____________
                                                                        50,457

NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                         11,327   $12.99         $147
 Contracts in accumulation period:
  DVA 80                                          42,479    13.04          554
  DVA 100                                        884,375    12.99       11,485
  DVA Series 100                                  38,537    12.90          497
  DVA PLUS - Standard                            401,090    12.92        5,183
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         559,014    12.88        7,202
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               2,049,765    12.84       26,326
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    106,014    12.81        1,357
                                                                   ____________
                                                                        52,751

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                           3,304    12.05           40
  DVA 100                                         25,036    11.93          299
 Contracts in accumulation period:
  DVA 80                                          48,012    12.05          578
  DVA 100                                      5,030,071    11.93       59,991
  DVA Series 100                                  76,803    11.72          900
  DVA PLUS - Standard                            525,356    11.76        6,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         443,665    11.67        5,179
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               2,721,529    11.58       31,522
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      3,479    11.47           40
                                                                   ____________
                                                                       104,729










NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
OTC
 Contracts in accumulation period:
  DVA 80                                          14,078   $18.91         $266
  DVA 100                                        239,052    18.79        4,492
  DVA Series 100                                  10,361    18.57          193
  DVA PLUS - Standard                             85,870    18.64        1,600
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         177,125    18.52        3,280
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 518,640    18.45        9,571
  Granite PrimElite - Standard                       202    18.64            4
  Granite PrimElite - Annual Ratchet               4,122    18.52           76
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     48,346    18.36          888
                                                                   ____________
                                                                        20,370

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                          41,266    15.57          643
  DVA 100                                        559,791    15.51        8,685
  DVA Series 100                                   9,355    15.42          144
  DVA PLUS - Standard                            325,440    15.45        5,027
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         438,636    15.41        6,758
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,288,333    15.36       19,795
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    253,936    15.32        3,891
                                                                   ____________
                                                                        44,943













NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                          22,953   $19.23         $441
  DVA 100                                        310,066    19.11        5,924
  DVA Series 100                                  10,225    18.89          193
  DVA PLUS - Standard                            223,067    18.95        4,227
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         268,126    18.87        5,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 816,216    18.77       15,317
  Granite PrimElite - Standard                       102    18.95            2
  Granite PrimElite - Annual Ratchet              11,534    18.87          218
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    162,677    18.67        3,038
                                                                   ____________
                                                                        34,418

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                           4,765    16.42           78
  DVA 100                                        206,943    16.31        3,375
  DVA Series 100                                   4,909    16.12           79
  DVA PLUS - Standard                            224,763    16.18        3,636
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         286,032    16.10        4,606
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 746,754    16.02       11,962
  Granite PrimElite - Standard                        63    16.18            1
  Granite PrimElite - Annual Ratchet               4,893    16.10           79
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    152,264    15.94        2,427
                                                                   ____________
                                                                        26,243











NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                          41,904   $13.17         $552
  DVA 100                                        230,798    13.12        3,028
  DVA Series 100                                   2,137    13.04           28
  DVA PLUS - Standard                            161,235    13.06        2,106
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         343,006    13.03        4,470
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 763,169    12.99        9,917
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    238,200    12.96        3,087
                                                                   ____________
                                                                        23,188

INTERNATIONAL FIXED INCOME
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          10,655    11.87          126
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                     310    11.81            4
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      6,455    11.75           76
                                                                   ____________
                                                                           206

APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Annual Ratchet              18,759    14.01          263
                                                                   ____________
                                                                           263

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                        73    13.77            1
  Granite PrimElite - Annual Ratchet              15,160    13.72          208
                                                                   ____________
                                                                           209

SMITH BARNEY INCOME AND GROWTH
 Contracts in accumulation period:
  Granite PrimElite - Annual Ratchet              12,137    17.77          216
                                                                   ____________
                                                                           216

NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                       130   $13.65           $2
  Granite PrimElite - Annual Ratchet               6,948    13.59           94
                                                                   ____________
                                                                            96

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Annual Ratchet              16,571    10.97          182
                                                                   ____________
                                                                           182

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          90,783     9.90          899
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  36,098     9.95          359
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     72,955     9.92          724
                                                                   ____________
                                                                         1,982



NOTE 8 - YEAR 2000 (Unaudited)

Based on a study of its computer software and hardware,Golden American has determined its exposure to the Year 2000 change of the century date issue. Management believes systems are substantially compliant and has engaged external consultants to validate this assumption. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs. To mitigate the effect of the outside influences and other dependencies relative to Year 2000, Golden American will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the year 2000 and thereafter, Golden American's operations could be adversely affected.



______________________________________________________________________________

FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
For the year ended December 31, 1997




REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996, and the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996, and the year ended December 31, 1995, in conformity with generally accepted accounting principles.


                                                   s/Ernst & Young LLP


Des Moines, Iowa
February 12, 1998

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEETS
                (Dollars in thousands, except per share data)

                                            POST-MERGER      POST-ACQUISITION
                                        ______________________________________
                                         December 31, 1997 | December 31, 1996
                                        ___________________| _________________
                                                           |
ASSETS                                                     |
                                                           |
Investments:                                               |
 Fixed maturities, available for sale,                     |
  at fair value (cost: 1997 - $413,288;                    |
  1996 - $275,153)                                $414,401 |         $275,563
 Equity securities, at fair value                          |
  (cost: 1997 - $4,437; 1996 - $36)                  3,904 |               33
 Mortgage loans on real estate                      85,093 |           31,459
 Policy loans                                        8,832 |            4,634
 Short-term investments                             14,460 |           12,631
                                        ___________________| _________________
Total investments                                  526,690 |          324,320
                                                           |
Cash and cash equivalents                           21,039 |            5,839
                                                           |
Due from affiliates                                    827 |               --
                                                           |
Accrued investment income                            6,423 |            4,139
                                                           |
Deferred policy acquisition costs                   12,752 |           11,468
                                                           |
Present value of in force acquired                  43,174 |           83,051
                                                           |
Current income taxes recoverable                       272 |               --
                                                           |
Deferred income tax asset                           36,230 |               --
                                                           |
Property and equipment, less allowances                    |
 for depreciation of $97 in 1997 and                       |
 $63 in 1996                                         1,567 |              699
                                                           |
Goodwill, less accumulated amortization                    |
 of $630 in 1997 and $589 in 1996                  150,497 |           38,665
                                                           |
Other assets                                           195 |            2,471
                                                           |
Separate account assets                          1,646,169 |        1,207,247
                                        ___________________| _________________
Total assets                                    $2,445,835 |       $1,677,899
                                        ===================| =================

                                            POST-MERGER      POST-ACQUISITION
                                        ______________________________________
                                         December 31, 1997 | December 31, 1996
                                        ___________________| _________________
                                                           |
LIABILITIES AND STOCKHOLDER'S EQUITY                       |
                                                           |
Policy liabilities and accruals:                           |
 Future policy benefits:                                   |
  Annuity and interest sensitive life                      |
   products                                       $505,304 |         $285,287
  Unearned revenue reserve                           1,189 |            2,063
 Other policy claims and benefits                       10 |               --
                                        ___________________| _________________
                                                   506,503 |          287,350
                                                           |
Deferred income tax liability                           -- |              365
Line of credit with affiliate                       24,059 |               --
Surplus note                                        25,000 |           25,000
Due to affiliates                                       80 |            1,504
Other liabilities                                   16,711 |           15,949
Separate account liabilities                     1,646,169 |        1,207,247
                                        ___________________| _________________
                                                 2,218,522 |        1,537,415
                                                           |
Commitments and contingencies                              |
                                                           |
Stockholder's equity:                                      |
 Common stock, par value $10 per share,                    |
  authorized, issued and outstanding                       |
  250,000 shares                                     2,500 |            2,500
 Additional paid-in capital                        224,997 |          137,372
 Unrealized appreciation (depreciation)                    |
  of securities at fair value                          241 |              262
 Retained earnings (deficit)                          (425)|              350
                                        ___________________| _________________
Total stockholder's equity                         227,313 |          140,484
                                        ___________________| _________________
Total liabilities and stockholder's                        |
 equity                                         $2,445,835 |       $1,677,899
                                        ===================| =================


                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME
                            (Dollars in thousands)

                                              POST-MERGER     POST-ACQUISITION
                                           ___________________________________
                                              For the period |  For the period
                                            October 25, 1997 | January 1, 1997
                                                     through |         through
                                           December 31, 1997 |October 24, 1997
                                           __________________|________________
                                                             |
                                                             |
Revenues:                                                    |
 Annuity and interest sensitive life                         |
  product charges                                     $3,834 |        $18,288
 Management fee revenue                                  508 |          2,262
 Net investment income                                 5,127 |         21,656
 Realized gains (losses) on investments                   15 |            151
 Other income                                            236 |            426
                                           __________________|________________
                                                       9,720 |         42,783
                                                             |
                                                             |
Insurance benefits and expenses:                             |
 Annuity and interest sensitive life benefits:               |
  Interest credited to account balances                7,413 |         19,276
  Benefit claims incurred in excess of                       |
   account balances                                       -- |            125
 Underwriting, acquisition and insurance                     |
  expenses:                                                  |
  Commissions                                          9,437 |         26,818
  General expenses                                     3,350 |         13,907
  Insurance taxes                                        450 |          1,889
  Policy acquisition costs deferred                  (13,678)|        (29,003)
  Amortization:                                              |
   Deferred policy acquisition costs                     892 |          1,674
   Present value of in force acquired                    948 |          5,225
   Goodwill                                              630 |          1,398
                                           __________________|________________
                                                       9,442 |         41,309
                                                             |
Interest expense                                         557 |          2,082
                                           __________________|________________
                                                       9,999 |         43,391
                                           __________________|________________
Income (loss) before income taxes                       (279)|           (608)
                                                             |
Income taxes                                             146 |         (1,337)
                                           __________________|________________
                                                             |
Net income (loss)                                      ($425)|           $729
                                           ==================|================

                                            POST-ACQUISITION   PRE-ACQUISITION
                                           ____________________________________
                                              For the period |  For the period
                                             August 14, 1996 | January 1, 1996
                                                     through |         through
                                           December 31, 1996 | August 13, 1996
                                           __________________| ________________
                                                             |
                                                             |
Revenues:                                                    |
 Annuity and interest sensitive life                         |
  product charges                                     $8,768 |         $12,259
 Management fee revenue                                  877 |           1,390
 Net investment income                                 5,795 |           4,990
 Realized gains (losses) on investments                   42 |            (420)
 Other income                                            486 |              70
                                           __________________| ________________
                                                      15,968 |          18,289
                                                             |
                                                             |
Insurance benefits and expenses:                             |
 Annuity and interest sensitive life benefits:               |
  Interest credited to account balances                5,741 |           4,355
  Benefit claims incurred in excess of                       |
   account balances                                    1,262 |             915
 Underwriting, acquisition and insurance                     |
  expenses:                                                  |
  Commissions                                          9,866 |          16,549
  General expenses                                     5,906 |           9,422
  Insurance taxes                                        672 |           1,225
  Policy acquisition costs deferred                  (11,712)|         (19,300)
  Amortization:                                              |
   Deferred policy acquisition costs                     244 |           2,436
   Present value of in force acquired                  2,745 |             951
   Goodwill                                              589 |              --
                                           __________________| ________________
                                                      15,313 |          16,553
                                                             |
Interest expense                                          85 |              --
                                           __________________| ________________
                                                      15,398 |          16,553
                                           __________________| ________________
Income (loss) before income taxes                        570 |           1,736
                                                             |
Income taxes                                             220 |          (1,463)
                                           __________________| ________________
                                                             |
Net income (loss)                                       $350 |          $3,199
                                           ==================| ================

                                                             PRE-ACQUISITION
                                                           __________________
                                                           For the year ended
                                                            December 31, 1995
                                                           __________________

Revenues:
 Annuity and interest sensitive life
  product charges                                                    $18,388
 Management fee revenue                                                  987
 Net investment income                                                 2,818
 Realized gains (losses) on investments                                  297
 Other income                                                             63
                                                           __________________
                                                                      22,553


Insurance benefits and expenses:
 Annuity and interest sensitive life benefits:
  Interest credited to account balances                                1,322
  Benefit claims incurred in excess of
   account balances                                                    1,824
 Underwriting, acquisition and insurance
  expenses:
  Commissions                                                          7,983
  General expenses                                                    12,650
  Insurance taxes                                                        952
  Policy acquisition costs deferred                                   (9,804)
  Amortization:
   Deferred policy acquisition costs                                   2,710
   Present value of in force acquired                                  1,552
   Goodwill                                                               --
                                                           __________________
                                                                      19,189

Interest expense                                                          --
                                                           __________________
                                                                      19,189
                                                           __________________
Income (loss) before income taxes                                      3,364

Income taxes                                                              --
                                                           __________________
Net income (loss)                                                     $3,364
                                                           ==================


                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

            CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                            (Dollars in thousands)

                                              PRE-ACQUISITION
                     __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                          Addi-          of              Total
                             Redeemable  tional  Securities  Retained   Stock-
                     Common   Preferred Paid-In          at  Earnings holder's
                      Stock       Stock Capital  Fair Value (Deficit)   Equity
                     __________________________________________________________

Balance at
 January 1, 1995     $2,500   $50,000   $37,086        ($1)     ($79)  $89,506
 Contribution of
  capital                --        --     7,944         --        --     7,944
 Net income              --        --        --         --     3,364     3,364
 Preferred stock
  dividends              --        --        --         --    (3,348)   (3,348)
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --        659        --       659
                     __________________________________________________________
Balance at
 December 31, 1995    2,500    50,000    45,030        658       (63)   98,125
 Net income              --        --        --         --     3,199     3,199
 Preferred stock
  dividends              --        --        --         --      (719)     (719)
 Unrealized deprecia-
  tion of securities
  at fair value          --        --        --     (1,175)       --    (1,175)
                     __________________________________________________________
Balance at
 August 13, 1996     $2,500   $50,000   $45,030      ($517)   $2,417   $99,430
                     ==========================================================

                                              POST-ACQUISITION
                     __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                          Addi-          of              Total
                             Redeemable  tional  Securities Retained    Stock-
                     Common   Preferred Paid-In          at Earnings  holder's
                      Stock       Stock Capital  Fair Value (Deficit)   Equity
                     __________________________________________________________

Balance at
 August 14, 1996     $2,500   $50,000   $87,372         --        --  $139,872
 Contribution of
  preferred stock
  to additional
  paid-in capital        --   (50,000)   50,000         --        --        --
 Net income              --        --        --         --      $350       350
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --       $262        --       262
                     __________________________________________________________
Balance at
 December 31, 1996    2,500        --   137,372        262       350   140,484
 Contribution of
  capital                --        --     1,121         --        --     1,121
 Net income              --        --        --         --       729       729
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --      1,543        --     1,543
                     __________________________________________________________
Balance at
 October 24, 1997    $2,500        --  $138,493     $1,805    $1,079  $143,877
                     ==========================================================

                                              POST-MERGER
                     __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                          Addi-          of              Total
                             Redeemable  tional  Securities Retained    Stock-
                     Common   Preferred Paid-In          at Earnings  holder's
                      Stock       Stock Capital  Fair Value (Deficit)   Equity
                     __________________________________________________________

Balance at
 October 25, 1997    $2,500        --  $224,997         --        --  $227,497
 Net loss                --        --        --         --     ($425)     (425)
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --       $241        --       241
                     __________________________________________________________
Balance at
 December 31, 1997   $2,500        --  $224,997       $241     ($425) $227,313
                     ==========================================================



                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

                                           POST-MERGER        POST-ACQUISITION
                                       ________________________________________
                                           For the period |     For the period
                                         October 25, 1997 |    January 1, 1997
                                                  through |            through
                                        December 31, 1997 |   October 24, 1997
                                       ___________________| ___________________
                                                          |
OPERATING ACTIVITIES                                      |
Net income (loss)                                   ($425)|               $729
Adjustments to reconcile net income (loss)                |
 to net cash provided by (used in)                        |
 operations:                                              |
 Adjustments related to annuity and                       |
  interest sensitive life products:                       |
  Change in annuity and interest                          |
   sensitive life product reserves                  7,361 |             19,177
  Change in unearned revenues                       1,189 |              3,292
 Decrease (increase) in accrued                           |
  investment income                                 1,205 |             (3,489)
 Policy acquisition costs deferred                (13,678)|            (29,003)
 Amortization of deferred policy                          |
  acquisition costs                                   892 |              1,674
 Amortization of present value of in                      |
  force acquired                                      948 |              5,225
 Change in other assets, other                            |
  liabilities and accrued income taxes              4,205 |             (8,944)
 Provision for depreciation and                           |
  amortization                                      1,299 |              3,203
 Provision for deferred income taxes                  146 |                316
 Realized (gains) losses on investments               (15)|               (151)
                                       ___________________| ___________________
Net cash provided by (used in)                            |
 operating activities                               3,127 |             (7,971)
                                                          |
INVESTING ACTIVITIES                                      |
Sale, maturity or repayment of                            |
 investments:                                             |
 Fixed maturities - available for sale              9,871 |             39,622
 Mortgage loans on real estate                      1,644 |              5,828
 Short-term investments - net                          -- |             11,415
                                       ___________________| ___________________
                                                   11,515 |             56,865
Acquisition of investments:                               |
 Fixed maturities - available for sale            (29,596)|           (155,173)
 Equity securities                                     (1)|             (4,865)
 Mortgage loans on real estate                    (14,209)|            (44,481)
 Policy loans - net                                  (328)|             (3,870)
 Short-term investments - net                     (13,244)|                 --
                                       ___________________| ___________________
                                                  (57,378)|           (208,389)



                         See accompanying notes.

                                        POST-ACQUISITION      PRE-ACQUISITION
                                       ________________________________________
                                           For the period |     For the period
                                          August 14, 1996 |    January 1, 1996
                                                  through |            through
                                        December 31, 1996 |    August 13, 1996
                                       ___________________| ___________________
                                                          |
OPERATING ACTIVITIES                                      |
Net income (loss)                                    $350 |             $3,199
Adjustments to reconcile net income (loss)                |
 to net cash provided by (used in)                        |
 operations:                                              |
 Adjustments related to annuity and                       |
  interest sensitive life products:                       |
  Change in annuity and interest                          |
   sensitive life product reserves                  5,106 |              4,472
  Change in unearned revenues                       2,063 |              2,084
 Decrease (increase) in accrued                           |
  investment income                                  (877)|             (2,494)
 Policy acquisition costs deferred                (11,712)|            (19,300)
 Amortization of deferred policy                          |
  acquisition costs                                   244 |              2,436
 Amortization of present value of in                      |
  force acquired                                    2,745 |                951
 Change in other assets, other                            |
  liabilities and accrued income taxes                (96)|              4,672
 Provision for depreciation and                           |
  amortization                                      1,242 |                703
 Provision for deferred income taxes                  220 |             (1,463)
 Realized (gains) losses on investments               (42)|                420
                                       ___________________| ___________________
Net cash provided by (used in)                            |
 operating activities                                (757)|             (4,320)
                                                          |
                                                          |
INVESTING ACTIVITIES                                      |
Sale, maturity or repayment of                            |
 investments:                                             |
 Fixed maturities - available for sale             47,453 |             55,091
 Mortgage loans on real estate                         40 |                 --
 Short-term investments - net                       2,629 |                354
                                       ___________________| ___________________
                                                   50,122 |             55,445
Acquisition of investments:                               |
 Fixed maturities - available for sale           (147,170)|           (184,589)
 Equity securities                                     (5)|                 --
 Mortgage loans on real estate                    (31,499)|                 --
 Policy loans - net                                  (637)|             (1,977)
 Short-term investments - net                          -- |                 --
                                       ___________________| ___________________
                                                 (179,311)|           (186,566)


                              See accompanying notes.

                                                              PRE-ACQUISITION
                                                             _________________
                                                                  For the year
                                                                         ended
                                                             December 31, 1995
                                                             _________________
OPERATING ACTIVITIES
Net income (loss)                                                      $3,364
Adjustments to reconcile net income (loss)
 to net cash provided by (used in)
 operations:
 Adjustments related to annuity and
  interest sensitive life products:
  Change in annuity and interest
   sensitive life product reserves                                      4,664
  Change in unearned revenues                                           4,949
 Decrease (increase) in accrued
  investment income                                                      (676)
 Policy acquisition costs deferred                                     (9,804)
 Amortization of deferred policy
  acquisition costs                                                     2,710
 Amortization of present value of in
  force acquired                                                        1,552
 Change in other assets, other
  liabilities and accrued income taxes                                  4,686
 Provision for depreciation and
  amortization                                                           (142)
 Provision for deferred income taxes                                       --
 Realized (gains) losses on investments                                  (297)
                                                             _________________
Net cash provided by (used in)
 operating activities                                                  11,006


INVESTING ACTIVITIES
Sale, maturity or repayment of
 investments:
 Fixed maturities - available for sale                                 24,026
 Mortgage loans on real estate                                             --
 Short-term investments - net                                              --
                                                             _________________
                                                                       24,026
Acquisition of investments:
 Fixed maturities - available for sale                                (61,723)
 Equity securities                                                        (10)
 Mortgage loans on real estate                                             --
 Policy loans - net                                                    (1,508)
 Short-term investments - net                                          (1,681)
                                                             _________________
                                                                      (64,922)



                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                             (Dollars in thousands)

                                           POST-MERGER        POST-ACQUISITION
                                       ________________________________________
                                           For the period |     For the period
                                         October 25, 1997 |    January 1, 1997
                                                  through |            through
                                        December 31, 1997 |   October 24, 1997
                                       ___________________| ___________________
                                                          |
Funds held in escrow pursuant to                          |
 an Exchange Agreement                                 -- |                 --
Purchase of property and equipment                  ($252)|              ($875)
                                       ___________________| ___________________
Net cash used in investing activities             (46,115)|           (152,399)
                                                          |
FINANCING ACTIVITIES                                      |
Proceeds from issuance of surplus note                 -- |                 --
Proceeds from line of credit borrowings            10,119 |             97,124
Repayment of line of credit borrowings             (2,207)|            (80,977)
Receipts from annuity and interest                        |
 sensitive life policies credited                         |
 to policyholder account balances                  62,306 |            261,549
Return of policyholder account balances                   |
 on annuity and interest sensitive                        |
 life policies                                     (6,350)|            (13,931)
Net reallocations to Separate                             |
 Accounts                                         (17,017)|            (93,069)
Contributions of capital by Parent                     -- |              1,011
Dividends paid on preferred stock                      -- |                 --
                                       ___________________| ___________________
Net cash provided by financing                            |
 activities                                        46,851 |            171,707
                                       ___________________| ___________________
Increase (decrease) in cash and                           |
 cash equivalents                                   3,863 |             11,337
                                                          |
Cash and cash equivalents at                              |
 beginning of period                               17,176 |              5,839
                                       ___________________| ___________________
Cash and cash equivalents at end                          |
 of period                                        $21,039 |            $17,176
                                       ===================| ===================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION
Cash paid during the period for:
 Interest                                            $295               $1,912
 Income taxes                                          --                  283

Non-cash financing activities:
 Contribution of property, plant and equipment
  from EIC Variable, Inc. net of $353 of
  accumulated depreciation                             --                  110


                         See accompanying notes.

                                           POST-ACQUISITION    PRE-ACQUISITION
                                          _____________________________________
                                             For the period |   For the period
                                            August 14, 1996 |  January 1, 1996
                                                    through |          through
                                          December 31, 1996 |  August 13, 1996
                                          __________________| _________________
                                                            |
INVESTING ACTIVITIES - CONTINUED                            |
Funds held in escrow pursuant to                            |
 an Exchange Agreement                                   -- |               --
Purchase of property and equipment                    ($137)|               --
                                          __________________| _________________
Net cash used in investing activities              (129,326)|        ($131,121)
                                                            |
FINANCING ACTIVITIES                                        |
Proceeds from issuance of surplus note               25,000 |               --
Proceeds from line of credit borrowings                  -- |               --
Repayment of line of credit borrowings                   -- |               --
Receipts from annuity and interest                          |
 sensitive life policies credited                           |
 to policyholder account balances                   116,819 |          149,750
Return of policyholder account balances                     |
 on annuity and interest sensitive                          |
 life policies                                       (3,315)|           (2,695)
Net reallocations to Separate                               |
 Accounts                                           (10,237)|           (8,286)
Contributions of capital by Parent                       -- |               --
Dividends paid on preferred stock                        -- |             (719)
                                          __________________| _________________
Net cash provided by financing                              |
 activities                                         128,267 |          138,050
                                          __________________| _________________
Increase (decrease) in cash and                             |
 cash equivalents                                    (1,816)|            2,609
                                                            |
Cash and cash equivalents at                                |
 beginning of period                                  7,655 |            5,046
                                          __________________| _________________
Cash and cash equivalents at end                            |
 of period                                           $5,839 |           $7,655
                                          ==================| =================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION
Cash paid during the period for:
 Interest                                                --                 --
 Income taxes                                            --                 --

Non-cash financing activities:
 Contribution of property, plant and equipment
  from EIC Variable, Inc. net of $353 of
  accumulated depreciation                               --                 --


See accompanying notes.

                                                              PRE-ACQUISITION
                                                             _________________
                                                                  For the year
                                                                         ended
                                                             December 31, 1995
                                                             _________________
INVESTING ACTIVITIES - CONTINUED
Funds held in escrow pursuant to
 an Exchange Agreement                                                ($1,242)
Purchase of property and equipment                                         --
                                                             _________________
Net cash used in investing activities                                 (42,138)

FINANCING ACTIVITIES
Proceeds from issuance of surplus note                                     --
Proceeds from line of credit borrowings                                    --
Repayment of line of credit borrowings                                     --
Receipts from annuity and interest
 sensitive life policies credited
 to policyholder account balances                                      29,501
Return of policyholder account balances
 on annuity and interest sensitive
 life policies                                                         (1,543)
Net reallocations to Separate
 Accounts                                                                  --
Contributions of capital by Parent                                      7,944
Dividends paid on preferred stock                                      (3,348)
                                                             _________________
Net cash provided by financing
 activities                                                            32,554
                                                             _________________
Increase (decrease) in cash and
 cash equivalents                                                       1,422

Cash and cash equivalents at
 beginning of period                                                    3,624
                                                             _________________
Cash and cash equivalents at end
 of period                                                             $5,046
                                                             =================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION
Cash paid during the period for:
 Interest                                                                  --
 Income taxes                                                              --

Non-cash financing activities:
 Contribution of property, plant and equipment
  from EIC Variable, Inc. net of $353 of
  accumulated depreciation                                                 --



                             See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                              December 31, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American collectively, the "Company"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Company's products are marketed by broker/dealers, financial institutions and insurance agents. The Company's primary customers are individuals and families.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable"), pursuant to the terms of the Agreement and Plan of Merger ("Merger Agreement") among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 5 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of EIC Variable, Inc. (formerly known as BT Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood") pursuant to the terms of a Stock Purchase Agreement between Equitable and Whitewood (the "Purchase Agreement"). On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved. See Note 6 for additional information regarding the acquisition.

For financial statement purposes, the merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Company's financial statements for the period subsequent to October 24, 1997, are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS
FIXED MATURITIES: Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," requires fixed maturity securities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DPAC"), present value of in force acquired ("PVIF"), policy reserves and deferred income

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

taxes. At December 31, 1997 and 1996, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

EQUITY SECURITIES: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

MORTGAGE LOANS: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

OTHER INVESTMENTS: Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts.

FAIR VALUES: Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consists of the Company's investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

CASH AND CASH EQUIVALENTS
For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

PRESENT VALUE OF IN FORCE ACQUIRED
As a result of the merger and the acquisition, a portion of the acquisition cost related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents the PVIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of PVIF is charged to expense in proportion to expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. PVIF is adjusted to reflect the pro forma impact of unrealized gains (losses) on available for sale fixed maturities. See Notes 5 and 6 for additional information on PVIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture and equipment and capitalized computer software and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger discussed previously and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition discussed above was being amortized over 25 years on a straight-line basis. See Notes 5 and 6 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS
Future policy benefits for fixed interest divisions of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.30% to 8.25% during 1997. The unearned revenue reserve represents unearned distribution fees discussed below. These distribution fees have been deferred and are amortized over the life of the contract in proportion to its expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the Contractholders, the separate accounts invest the premiums from the sale of variable annuity and variable life products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

Variable separate account assets carried at fair value of the underlying investments generally represent Contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Income.

Product charges recorded by the Company from variable annuity and variable life products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statement of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
The Company's ability to pay dividends to its parent is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1998, Golden American cannot pay dividends to its parent without prior approval of statutory authorities. The Company has maintained adequate statutory capital and surplus and has not used surplus relief or financial reinsurance, which have come under scrutiny by many state insurance departments.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholders unless a notice of its intention to declare a dividend and amount of the dividend has been filed not less than thirty days in advance of the proposed declaration. The superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing should the superintendent find that the financial condition of First Golden does not warrant the distribution.


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and present value of in force acquired, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

2. BASIS OF FINANCIAL REPORTING

The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest divisions of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates;
(4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost;
(6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the Statement of Income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable annuity and variable life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net loss for Golden American as determined in accordance with statutory accounting practices was $428,000 in 1997, $9,188,000 in 1996 and $4,117,000
in 1995. Total statutory capital and surplus was $76,914,000 at December 31, 1997 and $80,430,000 at December 31, 1996.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS
Major categories of net investment income are summarized below:


                              POST-MERGER              POST-ACQUISITION
                        ________________________________________________________
                            For the period|   For the period     For the period
                          October 25, 1997|  January 1, 1997    August 14, 1996
                                   through|          through            through
                         December 31, 1997| October 24, 1997  December 31, 1996
                        __________________| ____________________________________
                                            (Dollars in thousands)
                                          |
Fixed maturities                   $4,443 |          $18,488             $5,083
Equity securities                       3 |               --                103
Mortgage loans on real                    |
 estate                               879 |            3,070                203
Policy loans                           59 |              482                 78
Short-term investments                129 |              443                441
Other, net                           (154)|               24                  2
Funds held in escrow                   -- |               --                 --
                        __________________| ____________________________________
Gross investment income             5,359 |           22,507              5,910
Less investment expenses             (232)|             (851)              (115)
                        __________________| ____________________________________
Net investment income              $5,127 |          $21,656             $5,795
                        ==================| ====================================




                                      PRE-ACQUISITION
                        _____________________________________
                           For the period |
                          January 1, 1996 |      For the year
                                  through |             ended
                          August 13, 1996 | December 31, 1995
                        __________________| _________________
                                  (Dollars in thousands)
                                          |
Fixed maturities                   $4,507 |           $1,610
Equity securities                      -- |               --
Mortgage loans on real                    |
 estate                                -- |               --
Policy loans                           73 |               56
Short-term investments                341 |              899
Other, net                             22 |              148
Funds held in escrow                  145 |              166
                        __________________| _________________
Gross investment income             5,088 |            2,879
Less investment expenses              (98)|              (61)
                        __________________| _________________
Net investment income              $4,990 |           $2,818
                        ==================| =================


Realized gains (losses) on investments are as follows:

                              POST-MERGER              POST-ACQUISITION
                        ________________________________________________________
                            For the period|   For the period     For the period
                          October 25, 1997|  January 1, 1997    August 14, 1996
                                   through|          through            through
                         December 31, 1997| October 24, 1997  December 31, 1996
                        __________________| ____________________________________
                                            (Dollars in thousands)
                                          |
Fixed maturities,                         |
 available for sale                   $25 |             $151                $42
Mortgage loans                        (10)|               --                 --
                        __________________| ____________________________________
Realized gains (losses)                   |
 on investments                       $15 |             $151                $42
                        ========================================================

                                      PRE-ACQUISITION
                        _____________________________________
                           For the period |
                          January 1, 1996 |      For the year
                                  through |             ended
                          August 13, 1996 | December 31, 1995
                        __________________| _________________
                                   (Dollars in thousands)
                                          |
Fixed maturities,                         |
 available for sale                 ($420)|             $297
Mortgage loans                         -- |               --
                        __________________| _________________
Realized gains (losses)                   |
 on investments                     ($420)|             $297
                        =====================================


                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

The change in unrealized appreciation (depreciation) on securities at fair value is as follows:

                              POST-MERGER              POST-ACQUISITION
                        ________________________________________________________
                           For the period |   For the period     For the period
                         October 25, 1997 |  January 1, 1997    August 14, 1996
                                  through |          through            through
                             December 31, |      October 24,       December 31,
                                     1997 |             1997               1996
                        __________________| ____________________________________
                                            (Dollars in thousands)
                                          |
Fixed maturities:                         |
 Available for sale                $1,113 |           $4,607               $410
 Held for investment                   -- |               --                 --
Equity securities                    (533)|             (465)                (3)
                        __________________| ____________________________________
Unrealized appreciation                   |
 (depreciation) of                        |
 securities                          $580 |           $4,142               $407
                        ========================================================


                                      PRE-ACQUISITION
                        _____________________________________
                           For the period |
                          January 1, 1996 |      For the year
                                  through |             ended
                          August 13, 1996 | December 31, 1995
                        __________________| _________________
                                  (Dollars in thousands)
                                          |
Fixed maturities:                         |
 Available for sale               ($2,087)|             $958
 Held for investment                   -- |               90
Equity securities                       1 |                3
                        __________________| _________________
Unrealized appreciation                   |
 (depreciation) of                        |
 securities                       ($2,086)|           $1,051
                        =====================================



At December 31, 1997 and December 31, 1996, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturity securities, all of which are designated as available for sale, are as follows:

                                                Gross       Gross   Estimated
                                Amortized  Unrealized  Unrealized        Fair
                                     Cost       Gains      Losses       Value
                               _______________________________________________
                                             (Dollars in thousands)
December 31, 1997                                  POST-MERGER
______________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed securities       $62,988        $155        ($10)    $63,133
 Other                              5,705           5          (1)      5,709
Foreign governments                 2,062          --          (9)      2,053
Public utilities                   25,899          49          (4)     25,944
Investment grade corporate        219,526         926         (32)    220,420
Below investment grade
 corporate                         41,355         186        (210)     41,331
Mortgage-backed securities         55,753          78         (20)     55,811
                               _______________________________________________
Total                            $413,288      $1,399       ($286)   $414,401
                               ===============================================

December 31, 1996                              POST-ACQUISITION
______________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed securities       $70,902        $122       ($247)    $70,777
 Other                              3,082           2          (4)      3,080
Public utilities                   35,893         193         (38)     36,048
Investment grade corporate        134,487         586        (466)    134,607
Below investment grade
 corporate                         25,921         249         (56)     26,114
Mortgage-backed securities          4,868          69          --       4,937
                               _______________________________________________
Total                            $275,153      $1,221       ($811)   $275,563
                               ===============================================

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

At December 31, 1997, net unrealized investment gains on fixed maturities designated as available for sale totaled $1,113,000. This appreciation caused an increase to stockholder's equity of $587,000 at December 31, 1997 (net of deferred income taxes of $316,000, an adjustment of $35,000 to DPAC and PVIF of $175,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1997, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           POST-MERGER
                                                _____________________________
                                                                   Estimated
                                                   Amortized            Fair
December 31, 1997                                       Cost           Value
_____________________________________________________________________________
                                                    (Dollars in thousands)
Due within one year                                  $26,261         $26,239
Due after one year through five years                198,249         198,781
Due after five years through ten years                70,037          70,437
                                                _____________   _____________
                                                     294,547         295,457
Mortgage-backed securities                           118,741         118,944
                                                _____________   _____________
Total                                               $413,288        $414,401
                                                =============   =============

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio is as follows:

                                            Gross         Gross      Proceeds
                          Amortized      Realized      Realized          from
                               Cost         Gains        Losses          Sale
______________________________________________________________________________
                                           (Dollars in thousands)
For the period October 25,
 1997 through
 December 31, 1997:
Scheduled principal
 repayments, calls and
 tenders                     $6,708            $2            --        $6,710
Sales                         3,138            23            --         3,161
                        ______________________________________________________
Total                        $9,846           $25            --        $9,871
                        ======================================================
For the period January 1,
 1997 through October 24,
 1997:
Scheduled principal
 repayments, calls and
 tenders                    $25,419            --            --       $25,419
Sales                        14,052          $153           ($2)       14,203
                        ______________________________________________________
Total                       $39,471          $153           ($2)      $39,622
                        ======================================================
For the period August 14,
 1996 through
 December 31, 1996:
Scheduled principal
 repayments, calls and
 tenders                     $1,612            --            --        $1,612
Sales                        45,799          $115          ($73)       45,841
                        ______________________________________________________
Total                       $47,411          $115          ($73)      $47,453
                        ======================================================
For the period January 1,
 1996 through August 13,
 1996:
Scheduled principal
 repayments, calls and
 tenders                     $1,801            --            --        $1,801
Sales                        53,710          $152         ($572)       53,290
                        ______________________________________________________
Total                       $55,511          $152         ($572)      $55,091
                        ======================================================
Year ended December 31,
 1995:
Scheduled principal
 repayments, calls and
 tenders                    $20,279          $305          ($16)      $20,568
Sales                         3,450             8            --         3,458
                        ______________________________________________________
Total                       $23,729          $313          ($16)      $24,026
                        ======================================================

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

INVESTMENT VALUATION ANALYSIS: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1997 and 1996, no investments were identified as having an impairment other than temporary.

INVESTMENTS ON DEPOSIT: At December 31, 1997 and 1996, affidavits of deposits covering bonds with a par value of $6,605,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

INVESTMENT DIVERSIFICATIONS: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1997 and December 31, 1996. Fixed maturity investments included investments in basic industrials (30% in 1997 and 1996), financial companies (24% in 1997, 18% in 1996), various government bonds and government or agency mortgage-backed securities (17% in 1997 and 27% in 1996) and public utilities (7% in 1997, 13% in 1996). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as Utah (13% in 1997, 4% in 1996), California (12% in 1997, 7% in 1996), and Georgia (11%
in 1997, 17% in 1996). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1997 and 1996. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (43% in 1997, 36% in 1996), industrial buildings (33% in 1997, 31% in 1996), retail facilities (15% in 1997, 6% in 1996) and multi-family residential buildings (9% in 1997, 27% in
1996). Equity securities and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1997.

4.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed be-

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

low, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:


December 31                               1997                     1996
_______________________________________________________________________________
(Dollars in thousands)                                |
                                            Estimated |              Estimated
                                 Carrying        Fair |   Carrying        Fair
                                    Value       Value |      Value       Value
                               ___________ ___________| ___________ ___________
                                                      |
ASSETS                                                |
 Fixed maturities, available                          |
  for sale                       $414,401    $414,401 |   $275,563    $275,563
 Equity securities                  3,904       3,904 |         33          33
 Mortgage loans on real estate     85,093      86,348 |     31,459      30,979
 Policy loans                       8,832       8,832 |      4,634       4,634
 Short-term investments            14,460      14,460 |     12,631      12,631
 Cash and cash equivalents         21,039      21,039 |      5,839       5,839
 Separate account assets        1,646,169   1,646,169 |  1,207,247   1,207,247
                                                      |
LIABILITIES                                           |
 Annuity products                 493,181     431,859 |    280,076     253,012
 Surplus note                      25,000      28,837 |     25,000      28,878
 Separate account liabilities   1,646,169   1,443,458 |  1,207,247   1,119,158
                                                      |

The following methods and assumptions were used by the Company in estimating fair values.

FIXED MATURITIES: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

EQUITY SECURITIES: Estimated fair values of equity securities, which consist of the Company's investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of the individual securities comprising the individual portfolios underlying the separate accounts. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

SEPARATE ACCOUNT ASSETS: Separate account assets are based upon the quoted fair values of the individual securities in the separate accounts.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable annuity products and for supplemental contracts without life contingencies are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

SURPLUS NOTE: Estimated fair value of the Company's surplus note was based upon discounted future cash flows using a discount rate approximating the Company's return on invested assets.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet.
Estimated fair values of separate account liabilities are based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenue from product charges, distribution fees or surrender charges.

5.   MERGER

TRANSACTION: On October 23, 1997, Equitable shareholders approved the Merger Agreement dated as of July 7, 1997, among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable pursuant to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc., DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

ACCOUNTING TREATMENT: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries. Goodwill was established for the excess of the merger cost over the fair value of the net assets and pushed down to EIC and its subsidiaries including Golden American and First Golden. The merger cost is preliminary with respect to estimated expenses and, as a result, the PVIF and related amortization and deferred taxes may change. The allocation of the purchase price to the Company was approximately $227,497,000. The amount of goodwill allocated to the Company relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Company's DPAC, previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44,297,000 representing PVIF was established for all policies in force at the merger date.

PRESENT VALUE OF IN FORCE ACQUIRED: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Company at the date of merger. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

An analysis of the PVIF asset is as follows:

                                                       POST-MERGER
                                           ________________________
                                                    For the period
                                                  October 25, 1997
                                                           through
                                                 December 31, 1997
                                           ________________________
                                            (Dollars in thousands)
Beginning balance                                          $44,297
Imputed interest                                             1,004
Amortization                                                (1,952)
Adjustment for unrealized gains
 on available for sale securities                             (175)
                                           ________________________
Ending balance                                             $43,174
                                           ========================

Interest is imputed on the unamortized balance of PVIF at a rate of 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of PVIF net of imputed interest is charged to expense. PVIF is also adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amoritization for the next five years, relating to the PVIF as of December 31, 1997, is $6,200,000 in 1998, $6,000,000 in 1999, $5,600,000 in 2000, $5,000,000 in 2001 and $4,200,000 in
2002. Actual amortization may vary based upon final purchase price allocation and changes in assumptions and experience.





6.   ACQUISITION

TRANSACTION: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), pursuant to the terms of the Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood.
In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. Subsequent to the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. At April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

ACCOUNTING TREATMENT: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. Goodwill was established for the excess of the acquisition cost over the fair value of the net assets acquired and pushed down to Golden American. The allocation of the purchase price to the Company was approximately $139,872,000. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. The Company's DPAC, previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $85,796,000 representing PVIF was established for all policies in force at the acquisition date.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

PRESENT VALUE OF IN FORCE ACQUIRED: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with the Company at the date of acquisition. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.


An analysis of the PVIF asset is as follows:


                                   POST-ACQUISITION          PRE-ACQUISITION
                              _________________________________________________
                                 For the     For the |     For the
                                  period      period |      period
                                 January      August |     January     For the
                                 1, 1997    14, 1996 |     1, 1996        year
                                 through     through |     through       ended
                                 October    December |      August    December
                                24, 1997    31, 1996 |    13, 1996    31, 1995
                              _______________________| ________________________
                                              (Dollars in thousands)
                                                     |
Beginning balance                $83,051     $85,796 |      $6,057      $7,620
Imputed interest                   5,138       2,465 |         273         548
Amortization                     (10,363)     (5,210)|      (1,224)     (2,100)
Adjustment for unrealized                            |
 gains (losses) on available                         |
 for sale securities                (373)         -- |          11         (11)
                              _______________________| ________________________
Ending balance                   $77,453     $83,051 |      $5,117      $6,057
                              =================================================

Pre-Acquisition PVIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of PVIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of PVIF net of imputed interest was charged to expense. PVIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


7.  INCOME TAXES

The Company will file a consolidated federal income tax return with its wholly owned life insurance subsidiary. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

At December 31, 1997, Golden American has net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $8,697,000. Approximately $5,094,000 and $3,603,000 of these NOL carryforwards are available to offset future taxable income of the Company through the years 2011 and 2012, respectively.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997


INCOME TAX EXPENSE
Income tax expense (benefit) included in the consolidated financial statements is as follows:

           POST-MERGER        POST-ACQUISITION            PRE-ACQUISITION
          _____________________________________________________________________
               For the |     For the       For the |      For the
                period |      period        period |       period
           October 25, |  January 1,    August 14, |   January 1,
                  1997 |        1997          1996 |         1996      For the
               through |     through       through |      through   year ended
          December 31, | October 24,  December 31, |   August 13, December 31,
                  1997 |        1997          1996 |         1996         1995
          _____________| __________________________| __________________________
                                 (Dollars in thousands)
                       |                           |
Current             -- |         $12            -- |           --           --
Deferred          $146 |      (1,349)         $220 |      ($1,463)          --
          _____________| __________________________| __________________________
                  $146 |     ($1,337)         $220 |      ($1,463)          --
          =====================================================================


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:


                       POST-MERGER    POST-ACQUISITION      PRE-ACQUISITION
                       _______________________________________________________
                          For the |  For the    For the |  For the
                           period |   period     period |   period
                          October |  January     August |  January
                         25, 1997 |  1, 1997   14, 1996 |  1, 1996    For the
                          through |  through    through |  through year ended
                         December |  October   December |   August   December
                         31, 1997 | 24, 1997   31, 1996 | 13, 1996   31, 1995
                       ___________| ____________________| ____________________
                                       (Dollars in thousands)
                                  |                     |
Income (loss)                     |                     |
 before income taxes        ($279)|    ($608)      $570 |   $1,736     $3,364
                       ===========| ====================| ====================
Income tax                        |                     |
 (benefit) at federal             |                     |
 statutory rate              ($98)|    ($213)      $200 |     $607     $1,177
Tax effect (decrease) of:         |                     |
 Realization of NOL               |                     |
  carryforwards                -- |       --         -- |   (1,214)        --
 Dividends received               |                     |
  deduction                    -- |       --         -- |       --       (350)
 Goodwill amortization        220 |       --         -- |       --         --
 Compensatory stock               |                     |
  option and restricted           |                     |
  stock expense                -- |   (1,011)        -- |       --         --
 Other items                   24 |     (113)        20 |       --         17
 Valuation allowance           -- |       --         -- |     (856)      (844)
                       ___________| ____________________| ____________________
Income tax expense                |                     |
 (benefit)                   $146 |  ($1,337)      $220 |  ($1,463)       $--
                       =======================================================

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997


DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1997 and 1996 is as follows:

                                              POST-MERGER     POST-ACQUISITION
                                            ___________________________________
December 31                                       1997       |       1996
____________________________________________________________ | ________________
                                                    (Dollars in thousands)
                                                             |
Deferred tax assets:                                         |
 Future policy benefits                             $27,399  |         $19,102
 Deferred policy acquisition costs                    4,558  |           1,985
 Goodwill                                            17,620  |           5,918
 Net operating loss carryforwards                     3,044  |           1,653
 Other                                                1,548  |             235
                                            ________________ | ________________
                                                     54,169  |          28,893
Deferred tax liabilities:                                    |
 Unrealized appreciation (depreciation)                      |
  of securities at fair value                          (130) |            (145)
 Fixed maturity securities                           (1,665) |              --
 Present value of in force acquired                 (15,172) |         (29,068)
 Other                                                 (972) |             (45)
                                            ________________ | ________________
                                                    (17,939) |         (29,258)
                                            ________________ | ________________
Deferred income tax asset (liability)               $36,230  |           ($365)
                                            ===================================

The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

8.  RETIREMENT PLANS

DEFINED BENEFIT PLANS

In 1997, the Company was allocated their share of the pension liability associated with their employees. The Company's employees are covered by the employee retirement plan of an affiliate, Equitable Life. The benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The Company's funding and accounting policies are consistent with the funding requirements of Federal law and regulations.

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:

                                                               POST-MERGER
                                                         _______________________
                                                            December 31, 1997
                                                         _______________________
                                                         (Dollars in thousands)
Accumulated benefit obligation                                             $579
                                                         =======================

Plan assets at fair value, primarily bonds, common
 stocks, mortgage loans and short-term investments                           --
Projected benefit obligation for service rendered to date                  $956
                                                         _______________________
Pension liability                                                          $956
                                                         =======================


                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

Net periodic pension cost included the following components:

                                             POST-MERGER       POST-ACQUISITION
                                          ______________________________________
                                             For the period |    For the period
                                           October 25, 1997 |   January 1, 1997
                                                    through |           through
                                          December 31, 1997 |  October 24, 1997
                                          __________________| __________________
                                                   (Dollars in thousands)
                                                            |
Service cost-benefits earned                                |
 during the period                                     $114 |              $568
Interest cost on projected                                  |
 benefit obligation                                      10 |                15
Net amortization and deferral                            -- |                 1
                                          __________________| __________________
Net periodic pension cost                              $124 |              $584
                                          ======================================

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.25% and 5.00%, respectively, at December 31, 1997. The average expected long term rate of return on plan assets was 9.00% in 1997.


9.   RELATED PARTY TRANSACTIONS

DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by the Company which as of December 31, 1997 are sold primarily through six broker/dealer institutions. For the periods October 25, 1997, through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company paid commissions to DSI totaling $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996). For the year ended December 31, 1995 commissions paid by Golden American to DSI aggregated $8,440,000.

Golden American provides certain managerial and supervisory services to DSI. Beginning in 1995, this fee was calculated as a percentage of average assets in the variable separate accounts. For the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively. This fee was $987,000 for 1995.

The Company has a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provides investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services which reduced general expenses incurred by Golden American totaled $1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively. No services were provided by Golden American in 1996.

The Company has a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company incurred expenses of $13,000 and $16,000, respectively, under this agreement.

The Company had premiums, net of reinsurance, for variable products from six significant broker/dealers for the year ended December 31, 1997, that totaled $445,300,000, or 71% of premiums ($298,000,000 or 67% from two significant broker/dealers for the year ended December 31, 1996). Included in these amounts are premiums for 1997 of $26.2 million from LSSI, an affiliate.

SURPLUS NOTE:  On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and accrued interest thereon shall be subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made shall be subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $344,000 and $1,720,000 for the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

RECIPROCAL LOAN AGREEMENT: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING America"), a Delaware corporation, and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING America can borrow up to $65,000,000 from one another. Interest on any Golden American borrowings is charged at the rate of ING America's cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar arrangement.

LINE OF CREDIT:   Golden American maintained a line of credit agreement with
Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense of $213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997, and $85,000 for the period August 14, 1996 through December 31, 1996. At December 31, 1997, $24,059,000 was outstanding under this agreement. The outstanding balance was repaid by a capital contribution.


STOCKHOLDER'S EQUITY: On September 23, 1996, EIC Variable, Inc. contributed $50,000,000 of Preferred Stock to the Company's additional paid-in capital.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

10.  COMMITMENTS AND CONTINGENCIES

CONTINGENT LIABILITY: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust had estimated that the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996 the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

REINSURANCE: At December 31, 1997, the Company had reinsurance treaties with five unaffiliated reinsurers covering a significant portion of the mortality risks under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance in force for life mortality risks were $96,686,000 and $58,368,000 at December 31, 1997 and 1996. At December 31, 1997, the Company has a net payable of $11,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $240,000 for claims recoverable from reinsurers and a payable of $251,000 for reinsurance premiums. Included in the accompanying financial statements are net considerations to reinsurers of $326,000, $1,871,000, $875,000, $600,000 and $2,800,000 and net policy benefits recoveries of $461,000, $1,021,000, $654,000, $1,267,000 and $3,500,000 for the
periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996 and the year ended 1995, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $265,000, $335,000, $10,000 and $56,000 for the periods October
25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through
August 13, 1996, respectively.  In 1995, net income was reduced by $109,000.

GUARANTY FUND ASSESSMENTS: Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. Based upon information currently available from the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA), the Company believes that it is probable these insolvencies will result in future assessments which could be material to the Company's financial statements if the Company's reserve is not sufficient. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of information from the NOLHGA annual report. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

state premium levels
as well as its potential for premium tax offset. Accordingly, the Company accrued and charged to expense an additional $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1997, the Company has an undiscounted reserve of $1,358,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $238,000 for assessments paid which may be recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future insurance guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

LITIGATION: In the ordinary course of business, the Company is engaged in litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. A significant portion of the Company's sales is generated by six broker/dealers. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition.

OTHER COMMITMENTS: At December 31, 1997, outstanding commitments to fund mortgage loans on real estate totaled $1,825,000.

YEAR 2000 (UNAUDITED): Based on a study of its computer software and hardware, the Company has determined its exposure to the Year 2000 change of the century date issue. Management believes the Company's systems are or will be substantially compliant by Year 2000 and has engaged external consultants to validate this assumption. Golden American has spent approximately $2,000 in 1997 related to the external consultants' analysis.
The projected cost to the Company for the external consultants' analysis is approximately $130,000 to $170,000. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs to make the system compliant. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

                    APPENDIX:  DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

     Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

     Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

     A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

     Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba: Judged to have speculative elements; their future cannot be considered as well assured.

     B:   Generally lack characteristics of the desirable investment.

     Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:  Speculative in a high degree; often in default.

     C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

     AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

     AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A:   Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories -- this group is the lowest which qualifies for commercial bank investment.

     BB, B,
     CCC,
     CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.